FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, February 29, 2020 (unaudited)

Franklin K2 Alternative Strategies Fund

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests 38.6%
Aerospace & Defense 0.8%
aBombardier Inc., B	Canada	609,589	$435,989
Heico Corp.	United States	24,307	2,621,510
L3harris Technologies Inc.	United States	3,492	690,473
Lockheed Martin Corp.	United States	29	10,726
United Technologies Corp.	United States	39,784	5,195,393
aVirgin Galactic Holdings Inc.	United States	15,557	382,702
			9,336,793
Air Freight & Logistics 0.4%

aAtlas Air Worldwide Holdings Inc.	United States	42,910	1,146,555
DSV Panalpina A/S	Denmark	30,568	3,101,571
Expeditors International of Washington Inc.	United States	576	40,562
FedEx Corp.	United States	9,117	1,287,047

			5,575,735
Airlines 0.2%

Delta Air Lines Inc.	United States	63,445	2,926,718
Auto Components 0.1%

BorgWarner Inc.	United States	33,050	1,044,380
Automobiles 0.3%

bHarley-Davidson Inc.	United States	108,798	3,315,075
Thor Industries Inc.	United States	1,489	112,286

			3,427,361
Banks 0.5%

bBank of America Corp.	United States	114,633	3,267,041
Barclays PLC	United Kingdom	108,406	207,759
Citigroup Inc.	United States	159	10,090
Citizens Financial Group Inc.	United States	144	4,563
bJPMorgan Chase & Co.	United States	26,274	3,050,674
Popular Inc.	Puerto Rico	160	7,677

			6,547,804
Beverages 0.3%

Davide Campari-Milano SpA	Italy	315,714	2,639,614
aPrimo Water Corp.	United States	2,332	32,648
Remy Cointreau SA	France	7,383	752,092

			3,424,354
Biotechnology 2.3%

AbbVie Inc.	United States	140	11,999
aAcadia Pharmaceuticals Inc.	United States	4,333	185,192
aAgios Pharmaceuticals Inc.	United States	13,547	643,212
a,d,eAlder Biopharmaceuticals Inc., rts., 2/20/49	United States	50,624	44,549
aAlexion Pharmaceuticals Inc.	United States	8,965	842,979
Amgen Inc.	United States	52	10,386
aAmicus Therapeutics Inc.	United States	56,310	537,479
aApellis Pharmaceuticals Inc.	United States	35,960	1,244,935
aArgenx SE, ADR	Netherlands	6,535	923,918
aAssembly Biosciences Inc.	United States	54,198	982,068
aBiogen Inc.	United States	1,954	602,594
aBioMarin Pharmaceutical Inc.	United States	30,706	2,774,901
a,eBlack Diamond Therapeutics Inc.	United States	10,447	281,965
aBlueprint Medicines Corp.	United States	1,686	91,263
aCRISPR Therapeutics AG	Switzerland	2,190	117,055
a,eCytokinetics Inc.	United States	14,108	196,665
aDeciphera Pharmaceuticals Inc.	United States	1,986	105,735
aDenali Therapeutics Inc.	United States	8,481	167,669
aExact Sciences Corp.	United States	17,802	1,441,072
aFate Therapeutics Inc.	United States	30,784	898,893

Quarterly Consolidated Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
aGossamer Bio Inc.	United States	16,762	$220,085
aImmunomedics Inc.	United States	69,424	1,110,784
a,fInnovent Biologics Inc., 144A	China	73,859	339,759
aIntercept Pharmaceuticals Inc.	United States	2,972	273,246
a,eInvitae Corp.	United States	8,635	175,981
aMadrigal Pharmaceuticals Inc.	United States	3,939	339,424
aMirati Therapeutics Inc.	United States	8,575	767,377
aMomenta Pharmaceuticals Inc.	United States	14,226	402,454
aNatera Inc.	United States	35,848	1,358,818
aNeurocrine Biosciences Inc.	United States	6,407	606,743
aNextcure Inc.	United States	5,435	226,966
a,bPDL BioPharma Inc.	United States	141,208	480,107
aPrincipia Biopharma Inc.	United States	10,247	661,546
aProQR Therapeutics NV	Netherlands	46,914	332,620
aRa Pharmaceuticals Inc.	United States	75,527	3,531,643
aSage Therapeutics Inc.	United States	9,681	455,007
a,bSarepta Therapeutics Inc.	United States	18,983	2,172,984
aSpringWorks Therapeutics Inc.	United States	6,838	218,542
aTurning Point Therapeutics Inc.	United States	9,959	493,668
auniQure NV	Netherlands	2,992	153,968
aVertex Pharmaceuticals Inc.	United States	7,393	1,656,254
a,eZai Lab Ltd., ADR	China	5,100	280,347
			28,362,852
Building Products 0.0%†

aJohnson Controls International PLC	United States	306	11,190
Capital Markets 0.9%
fAmundi SA, 144A	France	26,813	1,926,685
fAnima Holding SpA, 144A	Italy	102,616	453,048
Ares Capital Corp.	United States	9,464	162,686
The Blackstone Group Inc., A	United States	68,600	3,693,424
Bolsas y Mercados Espanoles SHMSF SA	Spain	23,282	887,964
E*Trade Financial Corp.	United States	21,586	988,207
Invesco Ltd.	United States	727	10,469
LPL Financial Holdings Inc.	United States	132	10,491
Moody's Corp.	United States	10,097	2,423,583
T Rowe Price Group Inc.	United States	93	10,975
TD Ameritrade Holding Corp.	United States	23,401	988,224

			11,555,756
Chemicals 0.7%

aIngevity Corp.	United States	9,228	415,629
aLivent Corp.	United States	42,762	381,865
LyondellBasell Industries NV, A	United States	21	1,501
The Sherwin-Williams Co.	United States	15,014	7,758,484

			8,557,479
Commercial Services & Supplies 1.3%

aAdvanced Disposal Services Inc.	United States	263,464	8,710,120
bCintas Corp.	United States	14,823	3,953,887
Republic Services Inc., A	United States	33,464	3,020,460

			15,684,467
Communications Equipment 0.2%

Accton Technology Corp.	Taiwan	67,000	361,779
Cisco Systems Inc.	United States	14,893	594,678
aLumentum Holdings Inc.	United States	14,716	1,145,199
			2,101,656

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests (continued)
Construction Materials 0.2%
Cemex SAB de CV, ADR	Mexico	72,599	$238,125
LafargeHolcim Ltd., B	Switzerland	61,741	2,873,640

			3,111,765
Containers & Packaging 0.6%

Ball Corp.	United States	105,664	7,445,085
aCrown Holdings Inc.	United States	3,488	245,904
			7,690,989
Distributors 0.1%

bPool Corp.	United States	8,084	1,705,401
Diversified Financial Services 0.1%
aARYA Sciences Acquisition Corp.	United States	20,099	241,188
a,d,gOne Call Corp.	United States	4,965	595,597
			836,785
Diversified Telecommunication Services 1.1%

AT&T Inc.	United States	323	11,376
aBandwidth Inc., A	United States	8,673	545,445
fChina Tower Corp. Ltd., H, 144A	China	3,046,000	752,305
aTelecom Italia SpA	Italy	77,432	43,065
Verizon Communications Inc.	United States	223	12,078
a,bZayo Group Holdings Inc.	United States	343,589	12,022,180
			13,386,449
Electric Utilities 1.5%

a,d,hBruce Mansfield, Contingent Distribution	United States	6,394,000	—
Duke Energy Corp.	United States	129	11,829
EDP - Energias de Portugal SA	Portugal	494,627	2,309,260
bEl Paso Electric Co.	United States	174,899	11,870,395
aEnergy Harbor Corp.	United States	144,987	4,066,885
Entergy Corp.	United States	39	4,560
Evergy Inc.	United States	174	11,371
FirstEnergy Corp.	United States	155	6,902

			18,281,202
Electrical Equipment 0.1%

Eaton Corp. PLC	United States	123	11,158
aOsram Licht AG	Germany	16,862	759,776
			770,934
Electronic Equipment, Instruments & Components 1.1%

aAnixter International Inc.	United States	47,885	4,669,266
aCoherent Inc.	United States	1,506	193,837
Corning Inc.	United States	17,897	427,023
aFlex Ltd.	United States	124,218	1,380,062
aTech Data Corp.	United States	47,336	6,740,173
			13,410,361
Entertainment 0.6%

Cineplex Inc.	Canada	146,933	3,611,339
aNetFlix Inc.	United States	2,761	1,018,892
aSpotify Technology SA	United States	1,223	167,697
The Walt Disney Co.	United States	20,983	2,468,650

			7,266,578
Equity Real Estate Investment Trusts (REITs) 0.1%

Gaming and Leisure Properties Inc.	United States	182	8,130
cIron Mountain Inc.	United States	374	11,373
Taubman Centers Inc.	United States	15,765	820,726
VICI Properties Inc.	United States	16,182	405,521

			1,245,750

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests (continued)
Food & Staples Retailing 0.3%
bCostco Wholesale Corp.	United States	13,198	$3,710,486
Food Products 0.1%
China Agri-Industries Holdings Ltd.	Hong Kong	2,131,764	1,172,853
Chocoladefabriken Lindt & Spruengli AG	Switzerland	6	522,033
Tyson Foods Inc., A	United States	137	9,293

			1,704,179
Health Care Equipment & Supplies 1.6%

Abbott Laboratories	United States	19,906	1,533,359
aAlcon Inc.	Switzerland	3,112	190,766
aAlign Technology Inc.	United States	1,240	270,754
aBoston Scientific Corp.	United States	44,647	1,669,351
Danaher Corp., W	United States	5,988	865,745
aDexCom Inc.	United States	6,821	1,882,596
aEdwards Lifesciences Corp.	United States	3,382	692,769
a,bIntuitive Surgical Inc.	United States	3,575	1,908,907
aiRhythm Technologies Inc.	United States	2,228	193,769
aShockwave Medical Inc.	United States	13,067	524,509
aSilk Road Medical Inc.	United States	15,000	597,750
aTandem Diabetes Care Inc.	United States	7,645	570,776
Teleflex Inc.	United States	1,738	582,265
aWright Medical Group NV	United States	272,020	8,228,605
Zimmer Biomet Holdings Inc.	United States	3,466	471,896

			20,183,817
Health Care Providers & Services 0.6%

AmerisourceBergen Corp., A	United States	135	11,383
Anthem Inc.	United States	3,815	980,798
aCentene Corp.	United States	6,570	348,341
Cigna Corp.	United States	6,309	1,154,169
aGuardant Health Inc.	United States	10,655	926,559
Humana Inc.	United States	5,069	1,620,458
a,fJinxin Fertility Group Ltd., 144A	China	117,677	153,374
UnitedHealth Group Inc.	United States	8,315	2,119,992

			7,315,074
Health Care Technology 0.1%

Cerner Corp.	United States	2,257	156,342
aPhreesia Inc.	United States	7,548	234,290
aTabula Rasa HealthCare Inc.	United States	4,070	228,612
aTeladoc Health Inc.	United States	4,810	601,058
			1,220,302
Hotels, Restaurants & Leisure 1.2%

aCaesars Entertainment Corp.	United States	546,896	6,951,048
Domino's Pizza Inc.	United States	7,867	2,670,532
McDonald's Corp.	United States	54	10,485
Starbucks Corp.	United States	583	45,725
aThe Stars Group Inc.	Canada	186,166	4,272,510
Wynn Resorts Ltd.	United States	5,804	626,716
Yum China Holdings Inc.	China	989	43,308
Yum! Brands Inc.	United States	95	8,479

			14,628,803
Household Durables 0.3%

D.R. Horton Inc.	United States	2,710	144,362
Garmin Ltd.	United States	119	10,518
bKB Home	United States	63,123	2,057,179
a,bNVR Inc.	United States	500	1,833,590
			4,045,649

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests (continued)
Household Products 0.0%†
The Procter & Gamble Co.	United States	105	$11,889
Independent Power & Renewable Electricity Producers 0.3%

The AES Corp.	United States	458	7,662
Clearway Energy Inc., C	United States	64,319	1,353,272
Pattern Energy Group Inc., A	United States	58,931	1,594,084
Terraform Power Inc., A	United States	18,036	338,896

			3,293,914
Industrial Conglomerates 0.0%†

Honeywell International Inc.	United States	72	11,676
Smiths Group PLC	United Kingdom	17,888	356,456

			368,132
Insurance 0.0%†

The Allstate Corp.	United States	103	10,841
Fidelity National Financial Inc.	United States	292	11,318
cMetLife Inc.	United States	245	10,466
Prudential Financial Inc.	United States	26	1,962
RSA Insurance Group PLC	United Kingdom	44,331	296,511
a,eTrupanion Inc.	United States	6,550	201,347
			532,445
Interactive Media & Services 1.0%

a,bAlphabet Inc., A	United States	2,339	3,132,505
aAlphabet Inc., C	United States	802	1,074,143
a,bFacebook Inc., A	United States	16,657	3,205,973
a,eMatch Group Inc.	United States	1,600	104,000
Tencent Holdings Ltd.	China	76,794	3,893,817
aYandex NV, A	Russia	8,847	359,277
			11,769,715
Internet & Direct Marketing Retail 0.7%

a,bAlibaba Group Holding Ltd., ADR	China	19,091	3,970,928
aAmazon.com Inc.	United States	968	1,823,470
aBooking Holdings Inc.	United States	701	1,188,658
beBay Inc.	United States	33,886	1,173,811
Expedia Group Inc.	United States	101	9,961
aMercadoLibre Inc.	Argentina	242	149,079
			8,315,907
IT Services 3.3%

Accenture PLC, A	United States	1,680	303,392
Automatic Data Processing Inc.	United States	2,450	379,113
Edenred	France	9,639	504,581
aEPAM Systems Inc.	United States	1,966	438,811
aExlService Holdings Inc.	United States	22,321	1,666,263
Fidelity National Information Services Inc.	United States	82	11,457
aFleetCor Technologies Inc.	United States	8,761	2,328,586
Genpact Ltd.	United States	56,481	2,172,259
Global Payments Inc.	United States	27,942	5,140,490
aGoDaddy Inc., A	United States	14,065	984,269
aInterXion Holding NV	Netherlands	39,361	3,341,355
Leidos Holdings Inc.	United States	105	10,778
bMasterCard Inc., A	United States	39,087	11,345,002
Paychex Inc.	United States	146	11,312
a,bPayPal Holdings Inc.	United States	39,614	4,277,915
aStoneCo. Ltd.	Brazil	12,656	504,848
a,bVeriSign Inc.	United States	4,939	937,175
Visa Inc., A	United States	10,393	1,889,032
aWEX Inc.	United States	12,261	2,295,750

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests (continued)
IT Services (continued)
Wirecard AG	Germany	13,796	$1,777,079
aWix.com Ltd.	Israel	400	53,612
			40,373,079
Life Sciences Tools & Services 1.3%

Eurofins Scientific SE	Luxembourg	3,799	1,920,959
Gerresheimer AG	Germany	61,603	4,477,715
aIllumina Inc.	United States	4,443	1,180,372
aIQVIA Holdings Inc.	United States	7,725	1,077,560
aMettler-Toledo International Inc.	United States	3,691	2,589,975
aPacific Biosciences of California Inc.	United States	3,255	11,067
aPPD Inc.	United States	8,831	246,208
aQIAGEN NV	United States	23,300	836,470
aRepligen Corp.	United States	5,221	446,918
Thermo Fisher Scientific Inc.	United States	8,774	2,551,479
a,fWuxi Biologics Cayman Inc., 144A	China	50,031	745,198
			16,083,921
Machinery 1.5%

Caterpillar Inc.	United States	85	10,560
bDeere & Co.	United States	13,601	2,128,284
Illinois Tool Works Inc.	United States	70	11,745
aNavistar International Corp.	United States	44,681	1,622,367
Oshkosh Corp.	United States	21,759	1,569,912
Parker-Hannifin Corp.	United States	4,950	914,612
bThe Toro Co.	United States	19,004	1,357,456
Trinity Industries Inc.	United States	44,275	900,996
Volvo AB, B	Sweden	24,576	385,761
a,bWabco Holdings Inc.	United States	59,627	8,055,608
bWestinghouse Air Brake Technologies Corp.	United States	25,326	1,739,896
			18,697,197
Marine 0.1%

Star Bulk Carriers Corp.	Greece	144,120	1,249,520
Media 0.2%

aCharter Communications Inc., A	United States	1,555	766,879
cComcast Corp., A	United States	288	11,644
The Interpublic Group of Cos. Inc.	United States	134	2,862
ITV PLC	United Kingdom	293,248	445,639
Omnicom Group Inc.	United States	158	10,946
aPostmedia Network Canada Corp., B	Canada	666,338	1,260,941
Sinclair Broadcast Group Inc., A	United States	6,014	139,585
Stroeer SE & Co. KGaA	Germany	998	74,700
ViacomCBS Inc., B	United States	8,100	199,342

			2,912,538
Metals & Mining 0.1%

Lundin Mining Corp., Common Subscription Receipt	Canada	39,464	201,399
Reliance Steel & Aluminum Co.	United States	23	2,353
Teck Resources Ltd., B	Canada	147,938	1,497,133

			1,700,885
Multiline Retail 0.1%

Nordstrom Inc.	United States	27,106	940,578
Target Corp.	United States	110	11,330

			951,908
Multi-Utilities 0.0%†

Dominion Energy Inc.	United States	145	11,336
Oil, Gas & Consumable Fuels 0.4%

aBattalion Oil Corp.	United States	3,790	28,349

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
a,dBellatrix Exploration Ltd.	Canada	56,646	$—
Enterprise Products Partners LP	United States	440	10,270
Magellan Midstream Partners LP	United States	199	10,855
b,cOccidental Petroleum Corp.	United States	42,636	1,395,903
Phillips 66	United States	114	8,534
Tallgrass Energy LP, A	United States	162,401	3,584,190
a,eWhiting Petroleum Corp.	United States	4,509	8,342
			5,046,443
Paper & Forest Products 0.6%

bLouisiana-Pacific Corp.	United States	138,027	3,926,868
a,dTopco Associates LLC	United Kingdom	144,632	—
West Fraser Timber Co. Ltd.	Canada	92,167	3,441,542

			7,368,410
Personal Products 0.1%

The Estee Lauder Cos. Inc., A	United States	4,741	870,447
Unilever NV	United Kingdom	6,879	363,192

			1,233,639
Pharmaceuticals 1.6%

Allergan PLC	United States	46,483	8,862,914
AstraZeneca PLC, ADR	United Kingdom	41,505	1,817,919
Bristol-Myers Squibb Co.	United States	198	11,694
aBristol-Myers Squibb Co., Contingent Value, rts., 4/24/20	United States	19,459	65,188
Eli Lilly & Co., W	United States	14,452	1,822,831
Hikma Pharmaceuticals PLC	Jordan	16,262	378,581
Johnson & Johnson	United States	87	11,700
Merck & Co. Inc.	United States	7,620	583,387
Novartis AG, ADR	Switzerland	14,081	1,182,241
Novo Nordisk AS, ADR	Denmark	28,364	1,648,799
aPassage Bio Inc.	United States	3,922	87,068
a,eRevance Therapeutics Inc.	United States	9,333	215,779
aRevolution Medicines Inc.	United States	4,995	156,194
bZoetis Inc., A	United States	19,291	2,570,139
			19,414,434
Professional Services 0.9%

aCoStar Group Inc.	United States	1,106	738,355
Equifax Inc.	United States	9,887	1,404,350
Experian PLC	United Kingdom	26,925	896,169
aHuron Consulting Group Inc.	United States	12,104	718,251
fIntertrust NV, 144A	Netherlands	269,665	4,523,532
bTransUnion	United States	15,202	1,351,762
aTriNet Group Inc.	United States	36,549	1,931,980
			11,564,399
Real Estate Management & Development 0.1%

Savills PLC	United Kingdom	91,600	1,281,644
Road & Rail 1.1%

Canadian Pacific Railway Ltd.	Canada	2,387	593,814
bCSX Corp.	United States	64,589	4,550,295
bKansas City Southern	United States	17,106	2,577,532
bOld Dominion Freight Line Inc.	United States	7,913	1,533,539
aUber Technologies Inc.	United States	9,232	312,688
bUnion Pacific Corp.	United States	24,445	3,906,556
			13,474,424
Semiconductors & Semiconductor Equipment 1.6%

aAdvanced Micro Devices Inc.	United States	6,836	310,901
Applied Materials Inc.	United States	191	11,101

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests (continued)
Semiconductors & Semiconductor Equipment (continued)
ASM International NV	Netherlands	4,218	$484,722
ASM Pacific Technology Ltd.	Hong Kong	56,000	677,228
ASML Holding NV, N.Y. shares, G	Netherlands	4,064	1,124,549
aAxcelis Technologies Inc.	United States	26,480	635,255
BE Semiconductor Industries NV	Netherlands	37,314	1,451,270
Broadcom Inc.	United States	38	10,360
aFormFactor Inc.	United States	380	8,501
Globalwafers Co. Ltd.	Taiwan	63,000	852,012
Intel Corp.	United States	194	10,771
KLA Corp.	United States	4,273	656,803
LAM Research Corp.	United States	39	11,444
aLattice Semiconductor Corp.	United States	44,291	795,023
Marvell Technology Group Ltd.	Bermuda	69,213	1,474,237
Mediatek Inc.	Taiwan	84,635	1,006,245
aMicron Technology Inc.	United States	10,348	543,891
NVIDIA Corp.	United States	2,546	687,598
QUALCOMM Inc.	United States	36,843	2,884,806
aRambus Inc.	United States	18,161	253,891
Realtek Semiconductor Corp.	Taiwan	49,000	364,108
aRenesas Electronics Corp.	Japan	236,900	1,429,834
SK Hynix Inc.	South Korea	15,787	1,142,591
Skyworks Solutions Inc.	United States	5,526	553,595
a,d,f,hSunEdison Inc., Contingent Distribution, 144A	United States	35,000	700
bTexas Instruments Inc.	United States	16,669	1,902,600
			19,284,036
Software 2.1%

a8x8 Inc.	United States	16,065	297,203
aAdobe Inc.	United States	2,450	845,544
aAlteryx Inc., A	United States	976	136,269
aAtlassian Corp. PLC, A	United States	5,840	846,566
aAvalara Inc.	United States	1,000	84,750
Blackbaud Inc.	United States	3,528	239,198
aCeridian HCM Holding Inc.	United States	11,155	788,993
aGuidewire Software Inc.	United States	11,075	1,213,931
aHubSpot Inc.	United States	1,941	348,313
Intuit Inc.	United States	11,703	3,111,242
Logmein Inc.	United States	18,348	1,563,892
bMicrosoft Corp.	United States	56,125	9,092,812
NortonLifeLock Inc.	United States	20,708	394,073
cOracle Corp.	United States	220	10,881
a,bSalesforce.com Inc.	United States	7,177	1,222,961
SAP SE	Germany	6,174	770,776
a,bServiceNow Inc.	United States	4,480	1,460,883
aSlack Technologies Inc., A	United States	29,747	803,764
aSplunk Inc.	United States	5,849	861,733
aSVMK Inc.	United States	24,353	443,955
aWorkday Inc., A	United States	6,439	1,115,557
a,eZscaler Inc.	United States	5,004	260,158
			25,913,454
Specialty Retail 2.0%

Best Buy Co. Inc.	United States	142	10,742
aCarmax Inc.	United States	15,766	1,376,529
aFrasers Group PLC	United Kingdom	180,900	888,359
fGrandvision NV, 144A	Netherlands	149,993	4,578,166
The Home Depot Inc.	United States	30,628	6,672,004
bL Brands Inc.	United States	76,219	1,650,904
Pets at Home Group PLC	United Kingdom	63,108	210,990

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests (continued)
Specialty Retail (continued)
bTiffany & Co.	United States	60,163	$8,037,175
a,bUlta Beauty Inc.	United States	6,772	1,741,013
			25,165,882
Technology Hardware, Storage & Peripherals 0.6%

Apple Inc.	United States	3,402	929,971
Hewlett Packard Enterprise Co.	United States	340	4,349
bHP Inc.	United States	221,805	4,611,326
aPure Storage Inc., A	United States	7,667	116,998
Western Digital Corp.	United States	23,649	1,313,938

			6,976,582
Textiles, Apparel & Luxury Goods 0.3%

aCapri Holdings Ltd.	United States	41,550	1,072,821
LVMH Moet Hennessy Louis Vuitton SE	France	2,895	1,208,170
Nike Inc., B	United States	425	37,986
bTapestry Inc.	United States	38,673	906,882
			3,225,859
Tobacco 0.0%†

Altria Group Inc.	United States	283	11,425
Philip Morris International Inc.	United States	144	11,789

			23,214
Trading Companies & Distributors 0.4%

Brenntag AG	Germany	93,055	4,222,179
IMCD Group NV	Netherlands	12,673	1,037,088

			5,259,267
Wireless Telecommunication Services 0.5%

aSprint Corp.	United States	429,684	3,948,796
aT-Mobile U.S. Inc.	United States	11,302	1,018,988
cVodafone Group PLC, ADR	United Kingdom	36,378	636,615
			5,604,399
Total Common Stocks and Other Equity Interests

(Cost $389,531,005)			476,179,541
Exchange Traded Funds (Cost $178,528) 0.0%†

eVanEck Vectors Oil Services ETF	United States	15,084	135,454
Convertible Preferred Stocks 0.5%
Diversified Financial Services 0.3%
a,d,gOne Call Corp., cvt. pfd.	United States	33,337	3,999,099
Electric Utilities 0.1%
NextEra Energy Inc., 5.279%, cvt. pfd.	United States	26,234	1,192,642
Food Products 0.1%

Bunge Ltd., 4.875%, cvt. pfd.	United States	3,973	397,300
Gas Utilities 0.0%†

El Paso Energy Capital Trust I, 4.75%, cvt. pfd.	United States	114	5,812
Oil, Gas & Consumable Fuels 0.0%†

Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	139	18,070
Total Convertible Preferred Stocks (Cost $3,318,628)
			5,612,923
Preferred Stocks 0.0%†

Electric Utilities 0.0%†
SCE Trust II, 5.10%, pfd.	United States	10,492	250,654

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Shares/
	Country	Rights	Value

Preferred Stocks (continued)
Electric Utilities (continued)
SCE Trust VI, 5.00%, pfd.	United States	4,345	$99,848
Total Preferred Stocks (Cost $351,072)
			350,502
		Principal

		Amount*
Convertible Bonds 12.8%
Air Freight & Logistics 0.2%
bAir Transport Services Group Inc., senior note, 1.125%, 10/15/24	United States	1,310,000	1,183,609
bAtlas Air Worldwide Holdings Inc., senior note, 1.875%, 6/01/24	United States	1,654,000	1,447,514
			2,631,123
Automobiles 0.1%

fWinnebago Industries Inc., senior note, 144A, 1.50%, 4/01/25	United States	841,000	901,502
Banks 0.1%
Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	1,622,000	1,509,577
Biotechnology 1.2%

fApellis Pharmaceuticals Inc., senior note, 144A, 3.50%, 9/15/26	United States	666,000	806,422
BioMarin Pharmaceutical Inc., senior sub. note, 0.599%, 8/01/24	United States	746,000	818,735
Cytokinetics Inc., senior note, 4.00%, 11/15/26	United States	294,000	451,580
Exact Sciences Corp., senior note,
0.375%, 3/15/27	United States	360,000	371,510
0.375%, 3/01/28	United States	828,000	807,729
Flexion Therapeutics Inc., senior note, 3.375%, 5/01/24	United States	979,000	950,903
fHalozyme Therapeutics Inc., senior note, 144A, 1.25%, 12/01/24	United States	1,312,000	1,414,467
Insmed Inc., senior note, 1.75%, 1/15/25	United States	1,311,000	1,315,097
Intercept Pharmaceuticals Inc., senior note,
3.25%, 7/01/23	United States	671,000	641,374
2.00%, 5/15/26	United States	753,000	854,988
Ironwood Pharmaceuticals Inc., senior note,
2.25%, 6/15/22	United States	1,007,000	1,139,169
f144A, 1.50%, 6/15/26	United States	1,203,000	1,379,001
Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	647,000	847,061
Ligand Pharmaceuticals Inc., senior note, 0.75%, 5/15/23	United States	1,499,000	1,308,189
Neurocrine Biosciences Inc., senior note, 2.25%, 5/15/24	United States	741,000	1,033,583
Radius Health Inc., senior note, 3.00%, 9/01/24	United States	748,000	650,731

			14,790,539
Building Products 0.1%

Patrick Industries Inc., senior note, 1.00%, 2/01/23	United States	1,309,000	1,259,290
Commercial Services & Supplies 0.1%

bTeam Inc., senior note, 5.00%, 8/01/23	United States	1,255,000	1,223,962
Communications Equipment 0.1%
CalAmp Corp., senior note, 2.00%, 8/01/25	United States	260,000	221,116
Infinera Corp., senior note, 2.125%, 9/01/24	United States	719,000	716,372

			937,488
Construction & Engineering 0.0%†

Dycom Industries Inc., senior note, 0.75%, 9/15/21	United States	597,000	562,961
Consumer Finance 0.7%

Encore Capital Group Inc., senior note,
2.875%, 3/15/21	United States	623,000	621,919
3.25%, 3/15/22	United States	1,879,000	1,985,560
f144A, 3.25%, 10/01/25	United States	536,000	598,645

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Convertible Bonds (continued)
Consumer Finance (continued)
EZCORP Inc., senior note,
2.875%, 7/01/24	United States	915,000		$764,362
2.375%, 5/01/25	United States	467,000		357,738
PRA Group Inc., senior note,
b3.00%, 8/01/20	United States	1,804,000		1,807,226
3.50%, 6/01/23	United States	1,828,000		1,985,782

				8,121,232
Diversified Consumer Services 0.1%

fChegg Inc., senior note, 144A, 0.125%, 3/15/25	United States	1,049,000		1,096,730
Diversified Financial Services 0.2%
Element Fleet Management Corp., sub. note,
4.25%, 6/30/20	Canada	468,000	CAD	349,244
4.25%, 6/30/24	Canada	853,000	CAD	784,048
bHorizon Pharma Investment Ltd., senior note, 2.50%, 3/15/22	United States	1,496,000		1,928,185
				3,061,477
Diversified Telecommunication Services 0.1%

fBandwidth Inc., senior note, 144A, 0.25%, 3/01/26	United States	704,000		689,450
fIAC Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	436,000		448,089
fIAC Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	524,000		558,803
				1,696,342
Electronic Equipment, Instruments & Components 0.5%

II-VI Inc., senior note, 0.25%, 9/01/22	United States	1,573,000		1,566,118
Knowles Corp., senior note, 3.25%, 11/01/21	United States	1,049,000		1,189,448
OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	1,310,000		1,336,904
TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	351,000		486,067
Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	1,440,000		1,428,336

				6,006,873
Energy Equipment & Services 0.0%†

SEACOR Holdings Inc., senior bond, 3.25%, 5/15/30	United States	245,000		212,468
Entertainment 0.7%

fiQIYI Inc., senior note, 144A, 2.00%, 4/01/25	China	698,000		728,786
b,fLiberty Media Corp., senior bond, 144A,
2.25%, 12/01/48	United States	2,552,000		2,765,965
2.75%, 12/01/49	United States	2,229,000		2,244,603
fLive Nation Entertainment Inc., senior note, 144A, 2.00%, 2/15/25	United States	1,573,000		1,553,627
fSea Ltd., senior note, 144A, 1.00%, 12/01/24	Taiwan	1,049,000		1,217,229
fZynga Inc., senior note, 144A, 0.25%, 6/01/24	United States	698,000		760,726
				9,270,936
Equity Real Estate Investment Trusts (REITs) 0.3%

b,fIIP Operating Partnership LP, senior note, 144A, 3.75%, 2/21/24	United States	2,652,000		3,875,094
Food & Staples Retailing 0.1%
fThe Chefs' Warehouse Inc., senior note, 144A, 1.875%, 12/01/24	United States	1,413,000		1,397,987
Health Care Equipment & Supplies 0.6%
bDexCom Inc., senior note, 0.75%, 12/01/23	United States	1,247,000		2,212,203
b,fInsulet Corp., senior note, 144A, 0.375%, 9/01/26	United States	803,000		903,278
fIntegra Lifesciences Holdings Corp., senior note, 144A, 0.50%,
8/15/25	United States	1,049,000		1,032,432
fNuvasive Inc., senior note, 144A, 0.375%, 3/15/25	United States	828,000		817,240
Wright Medical Group Inc., senior note, 1.625%, 6/15/23	United States	441,000		463,468
bWright Medical Group NV, senior note, 2.25%, 11/15/21	United States	1,309,000		1,882,040
				7,310,661
Health Care Technology 0.2%

fAllscripts Healthcare Solutions Inc., senior note, 144A, 0.875%,
1/01/27	United States	1,224,000		1,059,525
Evolent Health Inc., senior note, 1.50%, 10/15/25	United States	524,000		377,681

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Convertible Bonds (continued)
Health Care Technology (continued)
fTabula Rasa Healthcare Inc., senior sub. note, 144A, 1.75%,
2/15/26	United States	1,311,000	$1,422,601

			2,859,807
Hotels, Restaurants & Leisure 0.3%

fLuckin Coffee Inc., senior note, 144A, 0.75%, 1/15/25	China	1,748,000	1,728,409
Marriott Vacations Worldwide Corp., senior note, 1.50%, 9/15/22	United States	1,573,000	1,556,365

			3,284,774
Independent Power & Renewable Electricity Producers 0.1%

bNRG Energy Inc., senior bond, 2.75%, 6/01/48	United States	1,310,000	1,388,286
Interactive Media & Services 0.6%
fJoyy Inc., senior note, 144A, 0.75%, 6/15/25	China	838,000	769,591
fSnap Inc., senior note, 144A, 0.75%, 8/01/26	United States	1,311,000	1,335,902
Twitter Inc., senior note, 0.25%, 6/15/24	United States	734,000	729,824
Zillow Group Inc., senior note,
2.00%, 12/01/21	United States	1,245,000	1,523,344
1.50%, 7/01/23	United States	1,312,000	1,376,682
f144A, 0.75%, 9/01/24	United States	1,048,000	1,501,250
			7,236,593
Internet & Direct Marketing Retail 0.1%

eWayfair Inc., senior note, 0.375%, 9/01/22	United States	1,178,000	1,084,526
IT Services 0.7%
fAkamai Technologies Inc., senior note, 144A, 0.375%, 9/01/27	United States	1,311,000	1,309,164
Cardtronics Inc., senior note, 1.00%, 12/01/20	United States	2,447,000	2,441,335
CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	1,321,000	1,430,511
KBR Inc., senior note, 2.50%, 11/01/23	United States	1,123,000	1,344,458
fOkta Inc., senior note, 144A, 0.125%, 9/01/25	United States	1,049,000	1,061,457
Perficient Inc., senior note, 2.375%, 9/15/23	United States	572,000	714,830

			8,301,755
Life Sciences Tools & Services 0.1%

eIllumina Inc., senior note, zero cpn., 8/15/23	United States	349,000	360,891
Repligen Corp., senior note, 0.375%, 7/15/24	United States	1,048,000	1,098,490

			1,459,381
Machinery 0.1%

The Greenbrier Cos. Inc., senior note, 2.875%, 2/01/24	United States	853,000	788,084
Media 0.3%

DISH Network Corp.,
senior bond, 3.375%, 8/15/26	United States	325,000	314,602
senior note, 2.375%, 3/15/24	United States	395,000	368,701
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,249,000	910,209
senior note, 3.75%, 2/15/30	United States	407,000	295,584
fLiberty Latin America Ltd., senior note, 144A, 2.00%, 7/15/24	Chile	1,312,000	1,252,960
			3,142,056
Metals & Mining 0.4%

fEndeavour Mining Corp., senior note, 144A, 3.00%, 2/15/23	Ivory Coast	700,000	733,670
First Majestic Silver Corp., senior note, 1.875%, 3/01/23	Canada	1,245,000	1,331,216
Pretium Resources Inc., senior sub. note, 2.25%, 3/15/22	Canada	1,303,000	1,216,741
fSSR Mining Inc., senior bond, 144A, 2.50%, 4/01/39	Canada	1,036,000	1,223,128
			4,504,755
Mortgage Real Estate Investment Trusts (REITs) 0.4%

b,fArbor Realty Trust Inc., senior note, 144A, 4.75%, 11/01/22	United States	1,704,000	1,649,446
fPennyMac Corp., senior note, 144A, 5.50%, 11/01/24	United States	1,248,000	1,230,060
Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	1,594,000	1,647,798

			4,527,304

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Convertible Bonds (continued)
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp., senior note, 5.50%, 9/15/26	United States	95,000		$27,253
bShip Finance International Ltd., senior note, 5.75%, 10/15/21	Norway	1,752,000		1,788,792
				1,816,045
Personal Products 0.2%

Herbalife Nutrition Ltd., senior note, 2.625%, 3/15/24	United States	2,623,000		2,416,744
Pharmaceuticals 1.0%

fAerie Pharmaceuticals Inc., senior note, 144A, 1.50%, 10/01/24	United States	1,294,000		1,319,974
fAphria Inc., senior note, 144A, 5.25%, 6/01/24	Canada	1,622,000		1,133,372
bAurora Cannabis Inc., senior note, 5.50%, 2/28/24	Canada	2,322,000		1,158,097
fCanopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	2,031,000	CAD	1,318,315
Collegium Pharmaceutical Inc., senior note, 2.625%, 2/15/26	United States	830,000		919,744
bInnoviva Inc., sub. note, 2.125%, 1/15/23	United States	1,496,000		1,497,561
Pacira Biosciences Inc., senior note, 2.375%, 4/01/22	United States	1,573,000		1,621,709
fRevance Therapeutics Inc., senior note, 144A, 1.75%, 2/15/27	United States	831,000		835,839
Theravance Biopharma Inc., senior note, 3.25%, 11/01/23	United States	831,000		872,458
Tilray Inc., senior note, 5.00%, 10/01/23	Canada	2,060,000		1,164,449

				11,841,518
Real Estate Management & Development 0.1%

bRedfin Corp., senior note, 1.75%, 7/15/23	United States	1,355,000		1,556,624
Semiconductors & Semiconductor Equipment 0.6%
Cree Inc., senior note, 0.875%, 9/01/23	United States	979,000		1,032,233
fEnphase Energy Inc., senior note, 144A, 1.00%, 6/01/24	United States	504,000		1,244,275
fImpinj Inc., senior note, 144A, 2.00%, 12/15/26	United States	441,000		499,187
bMicrochip Technology Inc., senior sub. bond, 1.625%, 2/15/27	United States	1,311,000		1,693,264
Rambus Inc., senior note, 1.375%, 2/01/23	United States	914,000		944,251
fSMART Global Holdings Inc., senior note, 144A, 2.25%, 2/15/26	United States	1,311,000		1,309,361
Synaptics Inc., senior note, 0.50%, 6/15/22	United States	1,049,000		1,176,069

				7,898,640
Software 1.9%

8x8 Inc., senior note, 0.50%, 2/01/24	United States	1,247,000		1,263,336
fAlteryx Inc., senior note, 144A, 0.50%, 8/01/24	United States	1,468,000		1,589,317
Avaya Holdings Corp., senior note, 2.25%, 6/15/23	United States	1,574,000		1,434,159
Benefitfocus Inc., senior note, 1.25%, 12/15/23	United States	831,000		679,259
fBlackline Inc., senior note, 144A, 0.125%, 8/01/24	United States	1,310,000		1,441,303
fCoupa Software Inc., senior note, 144A, 0.125%, 6/15/25	United States	1,049,000		1,268,273
fEverbridge Inc., senior note, 144A, 0.125%, 12/15/24	United States	1,078,000		1,261,627
fI3 Verticals LLC, senior note, 144A, 1.00%, 2/15/25	United States	1,005,000		989,858
fJ2 Global Inc., senior note, 144A, 1.75%, 11/01/26	United States	612,000		607,666
fLivePerson Inc., senior note, 144A, 0.75%, 3/01/24	United States	1,312,000		1,350,294
New Relic Inc., senior note, 0.50%, 5/01/23	United States	711,000		668,301
bNuance Communications Inc., senior bond, 1.00%, 12/15/35	United States	1,663,000		1,830,028
Nutanix Inc., senior note, zero cpn., 1/15/23	United States	1,268,000		1,191,265
Palo Alto Networks Inc., senior note, 0.75%, 7/01/23	United States	1,012,000		1,033,668
fPegasystems Inc., senior note, 144A, 0.75%, 3/01/25	United States	331,000		330,106
b,fPluralsight Inc., senior note, 144A, 0.375%, 3/01/24	United States	1,573,000		1,414,401
fPROS Holdings Inc., senior note, 144A, 1.00%, 5/15/24	United States	687,000		692,237
bRapid7 Inc., senior note, 1.25%, 8/01/23	United States	930,000		1,209,277
fRingCentral Inc., senior note, 144A, zero cpn., 3/01/25	United States	1,242,000		1,230,356
fSailPoint Technologies Holding Inc., senior note, 144A, 0.125%,
9/15/24	United States	998,000		1,121,855
fWorkiva Inc., senior note, 144A, 1.125%, 8/15/26	United States	683,000		630,651
				23,237,237
Specialty Retail 0.1%

fRH, senior note, 144A, zero cpn., 9/15/24	United States	734,000		786,300

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Convertible Bonds (continued)
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage Inc., senior note, 0.125%, 4/15/23	United States	966,000		$945,617
Western Digital Corp., senior note, 1.50%, 2/01/24	United States	498,000		490,032

				1,435,649
Tobacco 0.1%

fTurning Point Brands Inc., senior note, 144A, 2.50%, 7/15/24	United States	1,387,000		1,205,450
Trading Companies & Distributors 0.1%
bKaman Corp., senior note, 3.25%, 5/01/24	United States	1,573,000		1,742,036
Total Convertible Bonds (Cost $157,732,497)				158,379,806
Corporate Bonds and Notes 7.4%

Aerospace & Defense 0.2%
The Boeing Co., senior note, 2.70%, 5/01/22	United States	375,000		383,710
fLeonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000		263,730
fRolls-Royce PLC, senior note, 144A, 2.375%, 10/14/20	United Kingdom	400,000		401,607
Spirit Aerosystems Inc., senior bond, 4.60%, 6/15/28	United States	20,000		19,874
Triumph Group Inc.,
fsecured note, 144A, 6.25%, 9/15/24	United States	445,000		463,172
senior note, 5.25%, 6/01/22	United States	1,065,000		1,046,695

				2,578,788
Air Freight & Logistics 0.0%†

FedEx Corp., senior note, 3.40%, 1/14/22	United States	170,000		176,061
Airlines 0.0%†

United Airlines Pass-Through Trust, 2019-2, B, 3.50%, 5/01/28	United States	410,000		425,404
Automobiles 0.4%

American Honda Finance Corp., senior note,
1.95%, 5/20/22	United States	325,000		328,491
jFRN, 2.104%, (3-Month USD LIBOR + 0.37%), 5/10/23	United States	500,000		499,269
f,jBMW US Capital LLC, senior note, 144A, FRN, 2.258%, (3-Month
USD LIBOR + 0.41%), 4/12/21	Germany	465,000		466,782
fDaimler Finance North America LLC, senior note, 144A,
3.40%, 2/22/22	Germany	385,000		396,585
jFRN, 2.592%, (3-Month USD LIBOR + 0.90%), 2/15/22	Germany	400,000		403,785
General Motors Financial Co. Inc., senior note,
3.70%, 11/24/20	United States	155,000		156,358
jFRN, 2.728%, (3-Month USD LIBOR + 0.85%), 4/09/21	United States	275,000		275,964
fHyundai Capital America, senior note, 144A,
3.95%, 2/01/22	United States	375,000		390,264
2.375%, 2/10/23	United States	170,000		171,575
fNissan Motor Acceptance Corp., senior note, 144A, 3.65%,
9/21/21	United States	375,000		386,063
Toyota Motor Credit Corp., senior note,
3.05%, 1/08/21	United States	325,000		329,807
jFRN, 2.164%, (3-Month USD LIBOR + 0.29%), 10/07/21	United States	415,000		416,594
f,jVolkswagen Group of America Finance LLC, senior note, 144A,
FRN, 2.795%, (3-Month USD LIBOR + 0.86%), 9/24/21	Germany	410,000		413,964

				4,635,501
Banks 0.6%

f,kBanco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	12,096
i,jBank of America Corp., MM, junior sub. bond, FRN, 4.30%, (3-
Month USD LIBOR + 2.66%), Perpetual	United States	540,000		522,113
Capital One NA, senior note, 2.15%, 9/06/22	United States	440,000		444,612
Citibank NA, senior note,
3.05%, 5/01/20	United States	435,000		435,441
jFRN, 3.165%, (3-Month USD LIBOR + 0.53%), 2/19/22	United States	250,000		253,696

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Banks (continued)
jCitigroup Inc., senior note, FRN, 2.454%, (SOFR + 0.87%),
11/04/22	United States	205,000		$206,672
jHSBC Holdings PLC, senior note, FRN, 2.537%, (3-Month USD
LIBOR + 0.65%), 9/11/21	United Kingdom	375,000		375,383
jJPMorgan Chase & Co., senior note, FRN, 2.26%, (3-Month USD
LIBOR + 0.68%), 6/01/21	United States	140,000		140,180
Keybank NA, senior note, 3.30%, 2/01/22	United States	250,000		258,712
jMitsubishi UFJ Financial Group Inc., senior note, FRN, 2.444%,
(3-Month USD LIBOR + 0.65%), 7/26/21	Japan	380,000		382,342
jPNC Bank NA, senior note, FRN, 2.252%, (3-Month USD LIBOR
+ 0.45%), 7/22/22	United States	835,000		837,652
f,jStandard Chartered PLC, senior note, 144A, FRN,
3.091%, (3-Month USD LIBOR + 1.20%), 9/10/22	United Kingdom	410,000		413,668
2.969%, (3-Month USD LIBOR + 1.15%), 1/20/23	United Kingdom	200,000		201,684
4.247%, (3-Month USD LIBOR + 1.15%), 1/20/23	United Kingdom	200,000		208,284
jSumitomo Mitsui Financial Group Inc., senior note, FRN, 2.808%,
(3-Month USD LIBOR + 0.97%), 1/11/22	Japan	115,000		116,368
US Bank NA, senior note,
3.00%, 2/04/21	United States	375,000		379,698
jFRN, 2.285%, (3-Month USD LIBOR + 0.40%), 12/09/22	United States	415,000		417,073
lVTB Bank OJSC Via VTB Capital SA, loan participation, sub.
senior note, Reg S, 6.95%, 10/17/22	Russia	486,000		521,971
jWells Fargo & Co., senior note, FRN,
3.24%, (3-Month USD LIBOR + 1.34%), 3/04/21	United States	230,000		232,737
2.661%, (3-Month USD LIBOR + 0.93%), 2/11/22	United States	495,000		498,508
Wells Fargo Bank NA, senior note, 3.625%, 10/22/21	United States	250,000		258,456

				7,117,346
Biotechnology 0.0%†

f,jAbbVie Inc., senior note, 144A, FRN, 2.346%, (3-Month USD
LIBOR + 0.65%), 11/21/22	United States	415,000		419,161
Building Products 0.0%†

fCarrier Global Corp., senior note, 144A, 1.923%, 2/15/23	United States	60,000		60,818
Capital Markets 0.1%
Ares Capital Corp., senior note, 3.25%, 7/15/25	United States	420,000		423,177
eG Global Finance PLC, senior secured note,
f144A, 4.375%, 2/07/25	United Kingdom	100,000	EUR	103,059
f144A, 6.25%, 10/30/25	United Kingdom	144,000	EUR	155,050
lReg S, 6.25%, 10/30/25	United Kingdom	539,000	EUR	580,359
fMSCI Inc., senior bond, 144A,
4.00%, 11/15/29	United States	80,000		83,052
m3.625%, 9/01/30	United States	345,000		346,078
				1,690,775
Chemicals 0.0%†

fTPC Group Inc., senior secured note, 144A, 10.50%, 8/01/24	United States	259,000		263,425
Commercial Services & Supplies 1.4%
R.R. Donnelley & Sons Co., senior bond, 6.00%, 4/01/24	United States	1,615,000		1,619,708
United Rentals North America Inc., senior bond, 4.00%, 7/15/30	United States	715,000		696,160
fVericast Corp., 144A,
senior note, 9.25%, 3/01/21	United States	12,338,500		12,369,346
senior secured note, 8.375%, 8/15/22	United States	2,275,000		1,927,352

				16,612,566
Communications Equipment 0.0%†

fRiverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	343,000		234,098
fVF Ukraine PAT via VFU Funding PLC, loan participation, sub.
senior note, 144A, 6.20%, 2/11/25	Ukraine	200,000		200,408

				434,506

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Construction & Engineering 0.0%†
lGMR Hyderabad International Airport Ltd., senior secured note,
Reg S, 5.375%, 4/10/24	India	200,000		$209,389
Consumer Finance 0.1%

American Express Co., senior note,
3.00%, 2/22/21	United States	165,000		167,109
jFRN, 2.341%, (3-Month USD LIBOR + 0.60%), 11/05/21	United States	260,000		261,815
jCapital One Bank USA NA, senior note, FRN, 2.014%, (SOFR +
0.62%), 1/27/23	United States	405,000		408,331
PACCAR Financial Corp., senior note, 2.65%, 5/10/22	United States	420,000		432,961
fShriram Transport Finance Co. Ltd., senior secured note, 144A,
5.10%, 7/16/23	India	200,000		201,546

				1,471,762
Distributors 0.1%

f,nAmerican News Co. LLC, senior note, 144A, PIK, 8.50%, 9/01/26	United States	719,260		756,929
Diversified Financial Services 0.5%
f,j,kBanco Supervielle SA, senior note, 144A, FRN, 38.708%, (ARS
BADLAR + 4.50%), 8/09/20	Argentina	1,900,000	ARS	21,405
Citizens Bank NA, senior note, 3.25%, 2/14/22	United States	390,000		402,386
fFinanciera de Desarrollo Territorial SA Findeter, senior bond,
144A, 7.875%, 8/12/24	Colombia	795,000,000	COP	240,739
fLadder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp., senior note, 144A, 4.25%, 2/01/27	United States	155,000		147,444
lMDC-GMTN BV, senior bond, Reg S, 4.50%, 11/07/28	United Arab Emirates	261,000		302,677
fMitsubishi UFJ Lease & Finance Co. Ltd., senior note, 144A,
3.406%, 2/28/22	Japan	320,000		329,511
fOne Call Corp., senior secured note, first lien, 144A, 7.50%,
7/01/24	United States	4,092,583		4,031,194
fRefinitiv U.S. Holdings Inc., senior note, 144A, 8.25%, 11/15/26	United States	794,000		875,663
fUSAA Capital Corp., senior note, 144A, 2.625%, 6/01/21	United States	180,000		183,251
				6,534,270
Diversified Telecommunication Services 0.6%

AT&T Inc., senior note,
3.80%, 3/15/22	United States	530,000		554,488
jFRN, 2.33%, (3-Month USD LIBOR + 0.75%), 6/01/21	United States	155,000		155,737
fCincinnati Bell Inc., senior note, 144A, 8.00%, 10/15/25	United States	1,567,000		1,688,121
Frontier Communications Corp.,
senior bond, 7.125%, 1/15/23	United States	132,000		61,380
senior bond, 7.625%, 4/15/24	United States	84,000		40,110
senior bond, 6.875%, 1/15/25	United States	33,000		15,854
senior bond, 9.00%, 8/15/31	United States	361,000		174,982
fsenior secured note, 144A, 8.00%, 4/01/27	United States	752,000		781,591
fIntelsat Jackson Holdings SA, senior secured note, 144A,
9.50%, 9/30/22	Luxembourg	2,663,000		3,023,336
8.00%, 2/15/24	Luxembourg	214,000		219,796
fKenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000		204,750
				6,920,145
Electric Utilities 0.3%

fAdani Electricity Mumbai Ltd., senior secured bond, 144A,
3.949%, 2/12/30	India	200,000		201,699
fCentrais Eletricas Brasileiras SA, senior bond, 144A, 4.625%,
2/04/30	Brazil	200,000		202,900
fEnel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter,
9/24/73	Italy	200,000		233,020
lEskom Holdings SOC Ltd., senior bond, Reg S,
5.75%, 1/26/21	South Africa	917,000		919,579

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Electric Utilities (continued)
lEskom Holdings SOC Ltd., senior bond, Reg S, (continued)
8.45%, 8/10/28	South Africa	1,244,000		$1,319,541
jFlorida Power & Light Co., senior note, FRN, 2.137%, (3-Month
USD LIBOR + 0.40%), 5/06/22	United States	415,000		414,563
fVistra Operations Co. LLC, senior secured note, 144A, 3.70%,
1/30/27	United States	655,000		665,412

				3,956,714
Energy Equipment & Services 0.1%

fTransocean Inc., senior note, 144A, 7.50%, 1/15/26	United States	918,000		731,942
fVantage Drilling International, senior secured note, 144A, 9.25%,
11/15/23	United States	655,000		582,678

				1,314,620
Entertainment 0.1%

jThe Walt Disney Co., senior note, FRN, 1.97%, (3-Month USD
LIBOR + 0.39%), 9/01/22	United States	800,000		804,369
Equity Real Estate Investment Trusts (REITs) 0.2%

fNeiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC /
Mariposa Borrower, secured note, 144A, 8.00%, 10/25/24	United States	718,000		211,810
fUniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC,
senior secured note, 144A, 7.875%, 2/15/25	United States	204,000		210,793
eUniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC,
senior note, 8.25%, 10/15/23	United States	1,181,000		1,101,282
fVICI Properties LP / VICI Note Co. Inc., senior note, 144A,
3.50%, 2/15/25	United States	279,000		279,956

				1,803,841
Food & Staples Retailing 0.1%

lCasino Guichard Perrachon SA, Reg S,
i,jjunior sub. bond, E, FRN, 3.992%, (EUR 5 Year Swap +
3.82%), Perpetual	France	500,000	EUR	287,303
senior bond, E, 4.048%, 8/05/26	France	100,000	EUR	86,219
fNBM US Holdings Inc., senior note, 144A, 7.00%, 5/14/26	Brazil	325,000		340,396
Unilever Capital Corp., senior note, 3.00%, 3/07/22	United Kingdom	380,000		393,127

				1,107,045
Food Products 0.2%

jCampbell Soup Co., senior note, FRN, 2.394%, (3-Month USD
LIBOR + 0.50%), 3/16/20	United States	235,000		235,040
fJBS USA LLC / Finance Inc., senior bond, 144A, 5.75%, 6/15/25	United States	1,078,000		1,106,745
fJBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.,
senior bond, 144A, 5.50%, 1/15/30	United States	160,000		169,146
Kraft Heinz Foods Co., senior bond,
5.00%, 6/04/42	United States	45,000		45,258
4.375%, 6/01/46	United States	95,000		87,894
f144A, 4.875%, 10/01/49	United States	150,000		147,259
				1,791,342
Health Care Providers & Services 0.1%

Cigna Corp., senior note, 3.40%, 9/17/21	United States	380,000		389,961
CVS Health Corp., senior note,
2.80%, 7/20/20	United States	390,000		391,155
2.125%, 6/01/21	United States	400,000		402,362
fRede D'or Finance Sarl, senior bond, 144A, 4.50%, 1/22/30	Brazil	400,000		391,100
				1,574,578
Hotels, Restaurants & Leisure 0.1%

f1011778 BC ULC/New Red Finance Inc., secured note, 144A,
4.375%, 1/15/28	Canada	310,000		309,024
fBoyd Gaming Corp., senior note, 144A, 4.75%, 12/01/27	United States	235,000		233,014
Marriott International Inc., senior note, 2.125%, 10/03/22	United States	200,000		201,140

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure (continued)
fScientific Games International Inc., senior secured note, 144A,
5.00%, 10/15/25	United States	539,000	$542,032

			1,285,210
Household Durables 0.1%

fK. Hovnanian Enterprises Inc., senior secured note, 144A,
10.00%, 11/15/25	United States	703,000	514,948
Industrial Conglomerates 0.1%

Honeywell International Inc.,
jsenior note, FRN, 2.104%, (3-Month USD LIBOR + 0.37%),
8/08/22	United States	415,000	417,371
senior note, 2.15%, 8/08/22	United States	415,000	424,564

			841,935
Insurance 0.3%

AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	220,000	227,048
f,jAIA Group Ltd., senior note, 144A, FRN, 2.428%, (3-Month USD
LIBOR + 0.52%), 9/20/21	Hong Kong	200,000	200,243
fAIG Global Funding, secured note, 144A, 2.30%, 7/01/22	United States	220,000	222,827
e,jGenworth Holdings Inc., senior bond, FRN, 3.694%, (3-Month
USD LIBOR + 2.00%), 11/15/36	United States	1,623,000	963,145
fJackson National Life Global Funding, secured note, 144A,
3.30%, 2/01/22	United States	375,000	387,756
Marsh & McLennan Cos. Inc., senior note, 3.50%, 12/29/20	United States	185,000	187,797
fMetropolitan Life Global Funding I, secured note, 144A,
3.375%, 1/11/22	United States	210,000	217,624
2.40%, 6/17/22	United States	290,000	297,714
jFRN, 2.146%, (SOFR + 0.57%), 1/13/23	United States	335,000	335,981
fNew York Life Global Funding, 144A,
secured note, 2.95%, 1/28/21	United States	230,000	233,097
jsecured note, FRN, 2.057%, (3-Month USD LIBOR + 0.32%),
8/06/21	United States	380,000	381,552
jsenior secured note, FRN, 2.099%, (3-Month USD LIBOR +
0.28%), 1/21/22	United States	155,000	155,555
fReliance Standard Life Global Funding II, secured note, 144A,
2.15%, 1/21/23	United States	200,000	203,809

			4,014,148
IT Services 0.1%

International Business Machines Corp., senior note, 2.50%,
1/27/22	United States	785,000	802,978
Machinery 0.1%

Caterpillar Financial Services Corp., senior note,
3.15%, 9/07/21	United States	265,000	272,310
1.95%, 11/18/22	United States	585,000	593,132
John Deere Capital Corp., senior note, 3.125%, 9/10/21	United States	750,000	770,869

			1,636,311
Media 0.0%†

fFox Corp., senior note, 144A, 3.666%, 1/25/22	United States	230,000	239,558
fiHeartCommunications Inc., senior secured note, 144A, 4.75%,
1/15/28	United States	175,000	174,449
fOutfront Media Capital LLC / Outfront Media Capital Corp., senior
bond, 144A, 4.625%, 3/15/30	United States	65,000	65,301

			479,308
Metals & Mining 0.1%

fCSN Islands XI Corp., senior note, 144A, 6.75%, 1/28/28	Brazil	414,000	375,808
fFirst Quantum Minerals Ltd., senior note, 144A, 6.875%, 3/01/26	Zambia	200,000	187,630
fMinera Mexico SA de CV, senior bond, 144A, 4.50%, 1/26/50	Mexico	220,000	222,544

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Metals & Mining (continued)
e,fPOSCO, senior note, 144A, 2.375%, 11/12/22	South Korea	415,000		$419,934
				1,205,916
Oil, Gas & Consumable Fuels 0.6%

fAKER BP ASA, senior bond, 144A, 3.75%, 1/15/30	Norway	200,000		203,870
fBruin E&P Partners LLC, senior note, 144A, 8.875%, 8/01/23	United States	590,000		314,420
fCalifornia Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	785,000		182,512
fCheniere Corpus Christi Holdings LLC, senior secured bond,
144A, 3.70%, 11/15/29	United States	335,000		336,000
i,jEnergy Transfer Operating LP, F, junior sub. bond, FRN, 6.75%,
(US 5 Year CMT T-Note + 5.13%), Perpetual	United States	540,000		535,950
e,jExxon Mobil Corp., senior note, FRN, 2.022%, (3-Month USD
LIBOR + 0.33%), 8/16/22	United States	405,000		406,576
fLonestar Resources America Inc., senior note, 144A, 11.25%,
1/01/23	United States	95,000		62,463
fMoss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	14,000		8,440
10.50%, 5/15/27	United States	813,000		549,058
Petrobras Global Finance BV,
senior bond, 6.90%, 3/19/49	Brazil	1,146,000		1,374,369
senior note, 8.75%, 5/23/26	Brazil	1,055,000		1,354,989
fPetroleos Mexicanos, senior bond, 144A,
5.95%, 1/28/31	Mexico	359,000		351,820
6.95%, 1/28/60	Mexico	415,000		399,956
fSinopec Group Overseas Development 2018 Ltd., senior note,
144A, 2.50%, 11/12/24	China	415,000		426,258
Whiting Petroleum Corp., senior note, 6.625%, 1/15/26	United States	505,000		185,600
fYPF Sociedad Anonima, 144A,
senior bond, 6.95%, 7/21/27	Argentina	105,000		84,300
jsenior note, FRN, 44.438%, (ARS BADLAR + 4.00%), 7/07/20	Argentina	245,000		42,982
				6,819,563
Paper & Forest Products 0.0%†

Paper Industries Financing SARL, senior note, 0.25%, 2/04/28	Luxembourg	48,210		66,527
Paper Industries Intermediate Financing SARL, senior secured
note, 6.00%, 3/01/25	Luxembourg	76,000		75,671

				142,198
Pharmaceuticals 0.2%

fBristol-Myers Squibb Co., senior note, 144A, 2.60%, 5/16/22	United States	410,000		420,733
Pfizer Inc., senior note, 3.00%, 9/15/21	United States	755,000		774,884
fTeva Pharmaceutical Finance Netherlands II BV, senior note,
144A, 6.00%, 1/31/25	Israel	155,000	EUR	179,023
Teva Pharmaceutical Finance Netherlands III BV,
senior bond, 3.15%, 10/01/26	Israel	220,000		192,439
senior bond, 4.10%, 10/01/46	Israel	1,145,000		893,215
fsenior note, 144A, 7.125%, 1/31/25	Israel	200,000		211,917
				2,672,211
Real Estate Management & Development 0.1%

lEasy Tactic Ltd., senior secured note, Reg S, 8.125%, 2/27/23	China	200,000		197,882
fKaisa Group Holdings Ltd., senior secured note, 144A, 11.95%,
10/22/22	China	345,000		369,799
lSunac China Holdings Ltd., senior secured note, Reg S, 7.25%,
6/14/22	China	200,000		205,327

				773,008

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Road & Rail 0.1%
fPenske Truck Leasing Co. LP / PTL Finance Corp., senior note,
144A, 3.65%, 7/29/21	United States	285,000	$292,841
fUber Technologies Inc., senior note, 144A,
8.00%, 11/01/26	United States	355,000	370,151
7.50%, 9/15/27	United States	255,000	266,481
Union Pacific Corp., senior note, 2.95%, 3/01/22	United States	230,000	236,164

			1,165,637
Semiconductors & Semiconductor Equipment 0.0%†

fBroadcom Inc., senior bond, 144A, 4.75%, 4/15/29	United States	385,000	428,521
Software 0.0%†
Adobe Inc., senior note, 1.70%, 2/01/23	United States	325,000	329,545
Specialty Retail 0.3%

Bed Bath & Beyond Inc., senior bond, 5.165%, 8/01/44	United States	177,000	122,264
fCarvana Co., senior note, 144A, 8.875%, 10/01/23	United States	708,000	734,557
jThe Home Depot Inc., senior note, FRN, 1.89%, (3-Month USD
LIBOR + 0.31%), 3/01/22	United States	310,000	311,073
L Brands Inc., senior bond, 6.875%, 11/01/35	United States	1,024,000	1,041,178
fStaples Inc., senior secured note, 144A, 7.50%, 4/15/26	United States	1,340,000	1,333,734
			3,542,806
Technology Hardware, Storage & Peripherals 0.1%

Apple Inc., senior note, 1.70%, 9/11/22	United States	530,000	536,810
jHewlett Packard Enterprise Co., senior note, FRN, 2.567%, (3-
Month USD LIBOR + 0.68%), 3/12/21	United States	415,000	416,703

			953,513
Tobacco 0.0%†

Pyxus International Inc., senior note, 9.875%, 7/15/21	United States	170,000	65,450
Trading Companies & Distributors 0.0%†

Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	310,000	333,296
Wireless Telecommunication Services 0.0%†

lBharti Airtel Ltd., senior note, Reg S, 4.375%, 6/10/25	India	200,000	214,385
Total Corporate Bonds and Notes (Cost $91,631,748)			90,880,242
Corporate Bonds and Notes in Reorganization 0.5%

Electric Utilities 0.4%
oPacific Gas & Electric Co.,
senior bond, 5.80%, 3/01/37	United States	1,191,000	1,360,836
senior bond, 5.40%, 1/15/40	United States	597,000	680,640
senior bond, 4.45%, 4/15/42	United States	1,108,000	1,199,759
bsenior bond, 4.75%, 2/15/44	United States	1,250,000	1,415,500
esenior note, 3.30%, 12/01/27	United States	2,000	2,070
			4,658,805
Media 0.1%

oThe McClatchy Co., senior secured note, 9.00%, 7/15/26	United States	1,432,000	1,349,621
Oil, Gas & Consumable Fuels 0.0%†
d,oBellatrix Exploration Ltd., secured note,
8.50%, 9/11/23	Canada	141,000	84,600
12.50%, 12/15/23	Canada	154,000	—

			84,600
Total Corporate Bonds and Notes in Reorganization

(Cost $5,348,060)			6,093,026

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
jSenior Floating Rate Interests 0.1%
Building Products 0.0%†
Jeld-Wen Inc., Term Loan B, 3.945%, (3-Month USD LIBOR +
2.00%), 12/14/24	United States	167,603		$167,464
Diversified Financial Services 0.0%†

Ziggo BV, Term Loan H, 3.00%, (3-Month EURIBOR + 3.00%),
1/31/29	United States	115,000		124,415
Equity Real Estate Investment Trusts (REITs) 0.0%†

Iron Mountain Inc., Term Loan B, 3.353%, (1-Month USD LIBOR
+ 1.75%), 1/02/26	United States	216,150		211,422
Household Products 0.0%†

Reynolds Consumer Products Inc., Term Loan B, 3.501%, (1-
Month USD LIBOR + 1.75%), 2/04/27	United States	50,000		49,555
Media 0.0%†

Lamar Media Corp., Term Loan B, 3.166%, (1-Month USD LIBOR
+ 1.50%), 2/05/27	United States	51,036		51,061
Oil, Gas & Consumable Fuels 0.1%

California Resources Corp., Initial Term Loan, 6.363%, (1-Month
USD LIBOR + 4.75%), 12/31/22	United States	873,000		773,332
Gavilan Resources LLC, Initial Term Loan, second lien, 7.603%,
(1-Month USD LIBOR + 6.00%), 3/01/24	United States	200,000		71,000

				844,332
Road & Rail 0.0%†

Uber Technologies Inc., Term Loan, 5.103%, (1-Month USD
LIBOR + 3.50%), 7/13/23	United States	170,525		169,353
Total Senior Floating Rate Interests (Cost $1,819,332)
				1,617,602
Credit-Linked Notes 0.2%

fICBC Standard Bank PLC, (Ukraine), 144A, 15.36%, 10/01/21	Ukraine	21,939,000	UAH	940,351
fJPMorgan Chase Bank NA, senior note, (Egypt Treasury Bill), 144A,
16.00%, 6/13/22	Egypt	7,267,000	EGP	480,402
13.536%, 1/16/25	Egypt	6,458,000	EGP	407,111
14.35%, 9/12/24	Egypt	14,270,000	EGP	917,180
Total Credit-Linked Notes (Cost $2,657,462)
				2,745,044
Foreign Government and Agency Securities 1.8%

jThe Export-Import Bank of Korea, senior note, FRN, 2.472%, (3-
Month USD LIBOR + 0.53%), 6/25/22	South Korea	215,000		216,118
fGovernment of Angola, senior bond, 144A, 8.00%, 11/26/29	Angola	328,000		329,532
j,kGovernment of Argentina, senior note, FRN, 70.941%,
(ARLLMONP), 6/21/20	Argentina	2,275,000	ARS	17,701
lGovernment of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	467,000		540,262
Government of Colombia, senior bond, 5.20%, 5/15/49	Colombia	238,000		300,103
fGovernment of Egypt, senior bond, 144A,
7.053%, 1/15/32	Egypt	293,000		298,713
8.15%, 11/20/59	Egypt	215,000		218,751
Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000		353,121

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Principal
Country	Amount*	Value

Foreign Government and Agency Securities (continued)

lGovernment of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	363,000		$398,604
lGovernment of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	1,736,000		1,843,068
Government of Russia,
senior bond, 7.25%, 5/10/34	Russia	426,293,000	RUB	6,770,601
senior note, 7.40%, 7/17/24	Russia	154,594,000	RUB	2,436,332
fGovernment of Saudi Arabia, senior bond, 144A,
2.75%, 2/03/32	Saudi Arabia	910,000		907,725
3.75%, 1/21/55	Saudi Arabia	354,000		359,752
Government of South Africa, R186, senior bond, 10.50%,
12/21/26	South Africa	49,358,806	ZAR	3,539,596
Government of Turkey, senior note, 6.35%, 8/10/24	Turkey	788,000		809,957
Government of Ukraine, senior bond,
f144A, 4.375%, 1/27/30	Ukraine	453,000		473,533
lReg S, 7.375%, 9/25/32	Ukraine	820,000		881,306
j,lReg S, FRN, zero cpn., 5/31/40	Ukraine	924,000		916,012
j,kProvincia de Buenos Aires, FRN,
lReg S, 53.398%, (ARS BADLAR + 3.75%), 4/12/25	Argentina	3,670,000	ARS	23,608
42.501%, (ARS BADLAR + 3.83%), 5/31/22	Argentina	18,295,000	ARS	104,284
lZAR Sovereign Capital Fund Property Ltd., senior note, Reg S,
3.903%, 6/24/20	South Africa	573,000		574,941
Total Foreign Government and Agency Securities

(Cost $23,643,967)				22,313,620
Asset-Backed Securities and Commercial Mortgage-Backed

Securities 6.0%
Airlines 0.0%†
Latam Airlines Pass Through Trust, 2015-1, B, secured note,
4.50%, 8/15/25	Chile	474,871		477,780
Banks 0.0%†

f,p,kBanco Hipotecario SA, senior note, 144A, FRN, 35.063%, (ARS
BADLAR + 4.00%), 11/07/22	Argentina	3,160,000	ARS	36,320
Consumer Finance 0.2%

American Express Credit Account Master Trust, 2019-1, A,
2.87%, 10/15/24	United States	115,000		118,978
Capital One Multi-Asset Execution Trust, 2019-A1, A1, 2.84%,
12/15/24	United States	165,000		170,077
Citibank Credit Card Issuance Trust, 2017-A8, A8, 1.86%,
8/08/22	United States	425,000		425,804
Discover Card Execution Note Trust,
p2018-A3, A3, FRN, 1.889%, (1-Month USD LIBOR + 0.23%),
12/15/23	United States	345,000		345,655
2019-A1, A1, 3.04%, 7/15/24	United States	155,000		160,321
f,pOHA Loan Funding Ltd., 2020-1A, CR, 144A, FRN, 3.683%, (3-
Month USD LIBOR + 1.95%), 1/20/33	United States	390,000		386,738
World Financial Network Credit Card Master Trust, 2019-C, M,
2.71%, 7/15/26	United States	415,000		422,414

				2,029,987
Diversified Financial Services 4.4%

fAccelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	70,322		73,315
fAdams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%,
11/15/48	United States	186,092		198,474
f,m,pAGL CLO 3 Ltd., 2020-3A, C, 144A, FRN, 4.19%, (3-Month USD
LIBOR + 2.15%), 1/15/33	United States	285,000		285,000
fAIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	United States	180,131		179,445

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
f,pAllegro CLO VI Ltd., 2018-2A, D, 144A, FRN, 4.586%, (3-Month
USD LIBOR + 2.75%), 1/17/31	United States	250,000	$238,450
Ally Auto Receivables Trust, 2019-4, A3, 1.84%, 6/17/24	United States	390,000	394,184
Alternative Loan Trust, 2006-6CB, 2A11, 5.50%, 5/25/36	United States	337,957	219,107
AmeriCredit Automobile Receivables Trust,
2018-2, D, 4.01%, 7/18/24	United States	155,000	164,277
p2018-3, A2B, FRN, 1.908%, (1-Month USD LIBOR + 0.25%),
1/18/22	United States	56,448	56,450
2018-3, D, 4.04%, 11/18/24	United States	205,000	218,060
f,pAnchorage Capital CLO 7 Ltd., 2017-7A, DR, 144A, FRN,
4.531%, (3-Month USD LIBOR + 2.70%), 10/15/27	United States	2,000,000	1,981,593
f,pAres XXXIV CLO Ltd., 2015-2A, E1, 144A, FRN, 8.275%, (3-
Month USD LIBOR + 6.50%), 7/29/26	United States	2,020,000	2,021,424
pArgent Securities Inc., 2004-W3, M4, FRN, 4.247%, (1-Month
USD LIBOR + 4.58%), 2/25/34	United States	258,604	262,420
fAscentium Equipment Receivables Trust, 2017-2A, C, 144A,
2.87%, 8/10/22	United States	25,000	25,523
f,pAtrium XII, 2017-12A, AR, 144A, FRN, 2.632%, (3-Month USD
LIBOR + 0.83%), 4/22/27	United States	250,000	250,266
f,q,rBANK, 2019-BN21, XF, 144A, IO, FRN, 1.052%, 10/17/52	United States	11,400,000	609,034
fBayview Opportunity Master Fund IVA Trust, 2019-RN2, A1,
144A, 3.967%, 3/28/34	United States	21,880	21,953
qBear Stearns Alt-A Trust, 2006-3, 21A1, FRN, 3.904%, 5/25/36	United States	1,385,972	1,216,446
fBlackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A,
144A, 4.213%, 12/16/41	United States	205,859	210,886
California Republic Auto Receivables Trust, 2018-1, D, 4.33%,
4/15/25	United States	115,000	121,108
f,pCarlyle Global Market Strategies CLO Ltd., 2018-2A, A1R, 144A,
FRN, 2.574%, (3-Month USD LIBOR + 0.78%), 4/27/27	United States	201,066	201,171
Carmax Auto Owner Trust,
2018-2, D, 3.99%, 4/15/25	United States	100,000	104,580
2018-4, D, 4.15%, 4/15/25	United States	60,000	63,496
2019-1, A3, 3.05%, 3/15/24	United States	355,000	365,054
f,pCatamaran CLO 2013-1 Ltd., 2017-1A, CR, 144A, FRN, 3.594%,
(3-Month USD LIBOR + 1.80%), 1/27/28	United States	250,000	249,380
fChesapeake Funding II LLC, 144A,
p2017-4A, A2, FRN, 1.998%, (1-Month USD LIBOR + 0.34%),
11/15/29	Canada	78,844	78,935
2018-1A, D, 3.92%, 4/15/30	Canada	115,000	119,376
CHL Mortgage Pass-Through Trust,
p2003-15, 1A1, FRN, 2.127%, (1-Month USD LIBOR + 0.50%),
6/25/42	United States	102,529	100,030
2004-4, M, 5.50%, 5/25/34	United States	1,540,622	1,106,849
q2006-HYB4, 3B, FRN, 4.29%, 6/20/36	United States	2,234,015	2,051,985
fCIG Auto Receivables Trust, 2017-1A, A, 144A, 2.71%, 5/15/23	United States	4,638	4,647
fCoinstar Funding LLC, 2017-1A, A2, 144A, 5.216%, 4/25/47	United States	238,263	248,256
fCoreVest American Finance Trust, 2019-2, B, 144A, 3.424%,
6/15/52	United States	100,000	108,048
fCPS Auto Receivables Trust, 144A,
2018-D, C, 3.83%, 9/15/23	United States	100,000	102,609
2019-A, D, 4.35%, 12/16/24	United States	100,000	105,433
2019-D, D, 2.72%, 9/15/25	United States	105,000	106,821
fCSMC Trust, 144A,
2018-RPL2, A1, 4.03%, 8/25/62	United States	194,377	194,666
q2019-RP10, A1, FRN, 3.318%, 12/26/59	United States	164,013	166,631

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
f,pCVP Cascade Ltd., 2017-2A, A1R, 144A, FRN, 3.019%, (3-Month
USD LIBOR + 1.20%), 7/18/26	United States	107,524		$107,641
fDB Master Finance LLC, 2019-1A, A23, 144A, 4.352%, 5/20/49	United States	49,625		53,426
f,qDBUBS Mortgage Trust, 2017-BRBK, D, 144A, FRN, 3.53%,
10/10/34	United States	100,000		105,324
fDomino's Pizza Master Issuer LLC, 144A,
2017-1A, A23, 4.118%, 7/25/47	United States	166,175		178,332
2018-1A, A2II, 4.328%, 7/25/48	United States	78,800		85,106
2019-1A, A2, 3.668%, 10/25/49	United States	169,575		178,925
Drive Auto Receivables Trust,
2018-1, D, 3.81%, 5/15/24	United States	220,000		224,368
2018-3, D, 4.30%, 9/16/24	United States	25,000		25,874
2018-5, D, 4.30%, 4/15/26	United States	125,000		130,267
fDriven Brands Funding LLC, 2018-1A, A2, 144A, 4.739%,
4/20/48	United States	58,950		63,271
fDT Auto Owner Trust, 144A,
2018-2A, D, 4.15%, 3/15/24	United States	90,000		92,837
2018-3A, C, 3.79%, 7/15/24	United States	120,000		122,801
fEducation Funding Trust Trust, 2020-A, A, 144A, 2.79%, 7/25/41	United States	216,700		220,695
f,pElevation CLO Ltd., 2019-4A, AR, 144A, FRN, 2.809%, (3-Month
USD LIBOR + 0.99%), 4/18/27	United States	193,754		193,853
fFairstone Financial Issuance Trust I, 2019-1A, A, 144A, 3.948%,
3/21/33	Canada	150,000	CAD	112,927
qFNMA, 2004-T5, AB7, FRN, 2.292%, 5/28/35	United States	378,607		359,105
fFirst Investors Auto Owner Trust, 2019-2A, D, 144A, 2.80%, 12/15/25	United States	40,000		41,189
fFive Guys Funding LLC, 2017-1A, A2, 144A, 4.60%, 7/25/47	United States	129,025		137,467
fFlagship Credit Auto Trust, 144A,
2019-2, D, 3.53%, 5/15/25	United States	165,000		172,964
2019-4, D, 3.12%, 1/15/26	United States	90,000		93,371
2020-1, D, 2.48%, 3/16/26	United States	140,000		142,472
f,pGalaxy XXVI CLO Ltd., 2018-26A, E, 144A, FRN, 7.533%, (3-
Month USD LIBOR + 5.85%), 11/22/31	United States	260,000		244,739
fGCAT LLC, 2020-1, A1, 144A, 2.981%, 1/26/60	United States	118,035		119,273
f,qGCAT Trust, 2019-RPL1, A1, 144A, FRN, 2.65%, 10/25/68	United States	172,205		175,122
fGLS Auto Receivables Trust, 144A,
2018-3A, B, 3.78%, 8/15/23	United States	70,000		71,515
2019-2A, C, 3.54%, 2/18/25	United States	255,000		263,794
2020-1A, C, 2.72%, 11/17/25	United States	150,000		152,260
f,pGosforth Funding PLC, 2018-1A, A1, 144A, FRN, 2.129%, (3-
Month USD LIBOR + 0.45%), 8/25/60	United Kingdom	118,016		118,028
f,pGPMT Ltd., 144A, FRN,
2018-FL1, C, 3.779%, (1-Month USD LIBOR + 2.15%),
11/19/35	United States	1,250,000		1,251,562
2019-FL2, D, 4.608%, (1-Month USD LIBOR + 2.95%),
2/22/36	United States	1,000,000		1,005,495
l,pGreat Hall Mortgages No 1 PLC, 2006-1, DA, FRN, Reg S,
1.61%, (3-Month GBP LIBOR + 0.82%), 6/18/38	United Kingdom	1,330,000	GBP	1,552,564
f,pGSRPM Mortgage Loan Trust, 2002-1A, M1, 144A, FRN,
3.577%, (1-Month USD LIBOR + 1.95%), 11/25/31	United States	1,082,232		1,082,409
f,pHalcyon Loan Advisors Funding Ltd., 144A, FRN,
2014-1A, D, 5.319%, (3-Month USD LIBOR + 3.50%), 4/18/26	United States	2,190,000		2,177,577
2017-2A, A1BR, 2.975%, (3-Month USD LIBOR + 1.18%),
4/28/25	United States	46,523		46,543
fHertz Vehicle Financing II LP, 144A,
2017-2A, A, 3.29%, 10/25/23	United States	100,000		104,130
2017-2A, C, 5.31%, 10/25/23	United States	105,000		112,189

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
fHertz Vehicle Financing II LP, 144A, (continued)
2018-1A, C, 4.39%, 2/25/24	United States	75,000	$78,775
Honda Auto Receivables Owner Trust,
2017-3, A3, 1.79%, 9/20/21	United States	47,843	47,866
2019-1, A3, 2.83%, 3/20/23	United States	150,000	152,969
fHorizon Aircraft Finance I Ltd., 2018-1, A, 144A, 4.458%,
12/15/38	United States	237,042	245,668
f,pHPLY Trust, 2019-HIT, C, 144A, FRN, 3.259%, (1-Month USD
LIBOR + 1.60%), 11/15/36	United States	96,099	96,166
f,pJamestown CLO VII Ltd., 2017-7A, A1R, 144A, FRN, 2.624%, (3-
Month USD LIBOR + 0.83%), 7/25/27	United States	203,289	203,400
fKestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	227,306	236,712
fLegacy Mortgage Asset Trust, 144A,
2019-GS3, A1, 3.75%, 4/25/59	United States	117,415	119,621
2020-GS1, A1, 2.882%, 10/25/59	United States	268,942	272,339
f,pLoanCore Issuer Ltd., 2018-CRE1, D, 144A, FRN, 4.609%, (1-
Month USD LIBOR + 2.95%), 5/15/28	United States	1,600,000	1,607,325
fMarlette Funding Trust, 144A,
2019-3A, A, 2.69%, 9/17/29	United States	135,465	136,723
2019-4A, B, 2.95%, 12/17/29	United States	290,000	296,080
pMerrill Lynch Mortgage Investors Trust Series, 2007-MLN1, A2D,
FRN, 1.947%, (1-Month USD LIBOR + 0.32%), 3/25/37	United States	1,136,104	1,078,637
qMorgan Stanley Mortgage Loan Trust, 2004-11AR, 2A, FRN,
3.201%, 1/25/35	United States	454,823	443,944
fNavient Private Education Refi Loan Trust, 2019-FA, B, 144A,
3.12%, 8/15/68	United States	210,000	219,175
f,pNavistar Financial Dealer Note Master Owner Trust II, 2018-1, A,
144A, FRN, 2.257%, (1-Month USD LIBOR + 0.63%), 9/25/23	United States	60,000	60,123
f,pNeuberger Berman CLO XIV Ltd., 2020-14A, CR2, 144A, FRN,
3.516%, (3-Month USD LIBOR + 1.90%), 1/28/30	United States	410,000	410,000
f,pNextGear Floorplan Master Owner Trust, 144A, FRN,
2017-1A, A1, 2.508%, (1-Month USD LIBOR + 0.85%),
4/18/22	United States	240,000	240,104
2017-2A, A1, 2.338%, (1-Month USD LIBOR + 0.68%),
10/17/22	United States	220,000	220,515
2018-1A, A1, 2.298%, (1-Month USD LIBOR + 0.64%),
2/15/23	United States	500,000	501,291
Nissan Auto Receivables Owner Trust,
2018-A, A3, 2.65%, 5/16/22	United States	208,866	210,132
p2018-C, A2B, FRN, 1.828%, (1-Month USD LIBOR + 0.17%),
10/15/21	United States	160,143	160,191
pNomura Home Equity Loan Inc. Home Equity Loan Trust Series,
2006-WF1, M4, FRN, 1.997%, (1-Month USD LIBOR +
0.37%), 3/25/36	United States	1,293,940	1,260,313
f,qOBX Trust, 2019-EXP3, 1A8, 144A, FRN, 3.50%, 10/25/59	United States	127,013	129,993
f,pOCP CLO 0 Ltd., 2017-10A, A1R, 144A, FRN, 2.614%, (3-Month
USD LIBOR + 0.82%), 10/26/27	United States	221,930	221,885
f,pOFSI Fund VII Ltd., 2017-7A, AR, 144A, FRN, 2.719%, (3-Month
USD LIBOR + 0.90%), 10/18/26	United States	89,670	89,720
fOneMain Financial Issuance Trust, 2015-3A, B, 144A, 4.16%,
11/20/28	United States	155,000	156,246
fOxford Finance Funding LLC, 2019-1A, A2, 144A, 4.459%,
2/15/27	United States	50,000	51,520
fPlanet Fitness Master Issuer LLC, 144A,
2018-1A, A2I, 4.262%, 9/05/48	United States	167,875	173,995
2019-1A, A2, 3.858%, 12/05/49	United States	150,000	156,961

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
fProgress Residential Trust, 2019-SFR1, E, 144A, 4.466%,
8/17/35	United States	115,000	$120,092
RALI Series Trust, 2007-QS2, AP, zero cpn., 1/25/37	United States	219,521	162,501
f,qRBSSP Resecuritization Trust, 2009-12, 17A2, 144A, FRN,
4.117%, 10/25/35	United States	1,947,233	1,964,553
fRCO V Mortgage LLC, 2019-1, A1, 144A, 3.721%, 5/24/24	United States	166,005	167,975
fRepublic Finance Issuance Trust, 2019-A, A, 144A, 3.43%,
11/22/27	United States	240,000	245,625
Santander Drive Auto Receivables Trust,
2018-2, D, 3.88%, 2/15/24	United States	275,000	284,322
2018-3, D, 4.07%, 8/15/24	United States	210,000	217,272
2018-5, C, 3.81%, 12/16/24	United States	150,000	152,746
2019-2, D, 3.22%, 7/15/25	United States	210,000	215,789
fSCF Equipment Leasing LLC, 2018-1A, C, 144A, 4.21%, 4/20/27	United States	255,000	261,779
f,qSecurity National Mortgage Loan Trust, 2004-1A, AF3, 144A,
FRN, 6.42%, 6/25/32	United States	2,038,150	1,792,363
f,qSequoia Mortgage Trust, 144A, FRN,
2018-CH1, A1, 4.00%, 2/25/48	United States	60,178	62,013
2019-CH1, A1, 4.50%, 3/25/49	United States	207,066	212,800
f,pSilvermore CLO Ltd., 2014-1A, C, 144A, FRN, 5.142%, (3-Month
USD LIBOR + 3.45%), 5/15/26	United States	1,250,000	1,222,196
fS-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	228,329	235,127
pSLM Private Credit Student Loan Trust, 2003-B, FRN,
A3, 5.06%, (28-Day T-Bill + 1.00%), 3/15/33	United States	300,000	300,250
A4, 5.06%, (28-Day T-Bill + 1.00%), 3/15/33	United States	50,000	50,042
f,pSMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN,
2.409%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	82,325	82,317
fSoFi Consumer Loan Program Trust, 144A,
2018-1, B, 3.65%, 2/25/27	United States	100,000	103,155
2018-2, A2, 3.35%, 4/26/27	United States	134,179	135,093
2019-4, C, 2.84%, 8/25/28	United States	130,000	133,032
fSoFi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%,
1/26/38	United States	61,670	63,090
pSoundview Home Loan Trust, 2006-WF2, M3, FRN, 2.077%, (1-
Month USD LIBOR + 0.45%), 12/25/36	United States	1,743,230	1,839,350
fSprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	United States	169,666	177,895
fStack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%,
2/25/44	United States	123,750	132,000
f,pStaniford Street CLO Ltd.,144A, FRN,
2014-1A, D, 5.394%, (3-Month USD LIBOR + 3.50%), 6/15/25	United States	1,650,000	1,647,977
2017-1A, AR, 3.074%, (3-Month USD LIBOR + 1.18%),
6/15/25	United States	62,657	62,710
qSTARM Mortgage Loan Trust, 2007-3, 2A1, FRN, 4.274%,
6/25/37	United States	1,146,600	1,138,555
f,pStarwood Retail Property Trust, 2014-STAR, E, 144A, FRN,
6.059%, (1-Month USD LIBOR + 4.40%), 11/15/27	United States	200,000	91,163
fTaco Bell Funding LLC, 2018-1A, A2II, 144A, 4.94%, 11/25/48	United States	187,625	208,471
fTAL Advantage V LLC, 2013-2A, A, 144A, 3.55%, 11/20/38	United States	37,500	37,876
f,pTICP CLO II-2 Ltd., 2018-IIA, C, 144A, FRN, 4.769%, (3-Month
USD LIBOR + 2.95%), 4/20/28	United States	1,020,000	1,008,926
f,qTowd Point Mortgage Trust, 2015-2, 1A13, 144A, FRN, 2.50%,
11/25/60	United States	76,884	77,286
fTricon American Homes Trust, 2019-SFR1, A, 144A, 2.75%,
3/17/38	United States	100,000	104,428

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Principal
Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed

Securities (continued)

Diversified Financial Services (continued)

f,pTRTX Issuer Ltd., 144A, FRN,
2019-FL3, B, 3.408%, (1-Month USD LIBOR + 1.75%),
9/15/34	United States	1,300,000	$1,301,502
2019-FL3, C, 3.758%, (1-Month USD LIBOR + 2.10%),
9/15/34	United States	1,160,000	1,164,055
fUnited Auto Credit Securitization Trust, 2019-1, C, 144A, 3.16%,
8/12/24	United States	155,000	156,136
f,pVenture XII CLO Ltd., 2018-12A, ARR, 144A, FRN, 2.413%, (3-
Month USD LIBOR + 0.80%), 2/28/26	United States	166,843	166,813
fVericrest Opportunity Loan Trust, 2019-NPL5, A1A, 144A,
3.352%, 9/25/49	United States	338,022	340,470
f,pVerizon Owner Trust, 144A, FRN,
2017-3A, A1B, 1.917%, (1-Month USD LIBOR + 0.27%),
4/20/22	United States	174,925	175,206
2018-1A, A1B, 1.907%, (1-Month USD LIBOR + 0.26%),
9/20/22	United States	175,000	175,138
f,pVMC Finance LLC, 144A, FRN,
2018-FL1, C, 3.908%, (1-Month USD LIBOR + 2.25%),
3/15/35	United States	65,056	65,097
2019-FL3, C, 3.708%, (1-Month USD LIBOR + 2.05%),
9/15/36	United States	588,199	590,694
fVOLT LXXXIII LLC, 2019-NPL9, A1A, 144A, 3.327%, 11/26/49	United States	100,470	101,271
fVOLT LXXXVII LLC, 2020-NPL3, A1A, 144A, 2.981%, 2/25/50	United States	259,105	260,879
fWendy's Funding LLC, 2018-1A, A2II, 144A, 3.884%, 3/15/48	United States	215,600	228,348
f,pWest CLO Ltd., 2017-1A, A1R, 144A, FRN, 2.739%, (3-Month
USD LIBOR + 0.92%), 7/18/26	United States	122,083	122,162
fWestlake Automobile Receivables Trust, 144A,
2018-1A, D, 3.41%, 5/15/23	United States	60,000	60,778
2018-2A, D, 4.00%, 1/16/24	United States	50,000	51,592
p2018-3A, A2B, FRN, 2.008%, (1-Month USD LIBOR + 0.35%),
1/18/22	United States	82,631	82,642

			54,576,738

Equity Real Estate Investment Trusts (REITs) 0.1%

fAmerican Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	277,627
2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	112,223
2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	232,446
fColony American Finance Ltd., 2015-1, D, 144A, 5.649%,
10/15/47	United States	115,000	117,909
fDiamond Resorts Owner Trust, 144A,
2017-1A, C, 6.07%, 10/22/29	United States	30,902	32,016
2018-1, C, 4.53%, 1/21/31	United States	80,526	83,605
2019-1A, B, 3.53%, 2/20/32	United States	85,071	87,109

			942,935

Mortgage Real Estate Investment Trusts (REITs) 1.2%

f,qAjax Mortgage Loan Trust, 2017-B, A, 144A, FRN, 3.163%,
9/25/56	United States	98,666	100,110
pAmerican Home Mortgage Investment Trust, 2006-1, 11A1, FRN,
1.907%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	215,944	207,028
Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%,
10/25/33	United States	6,089	6,276
Banc of America Funding Trust,
2003-1, B2, 6.00%, 5/20/33	United States	298,762	218,704
2007-4, 5A1, 5.50%, 11/25/34	United States	90,381	91,741

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
qBanc of America Mortgage Trust, 2005-A, 2A1, FRN, 3.682%,
2/25/35	United States	4,922		$5,017
f,pBCAP LLC Trust, 2012-RR4, 9A7, 144A, FRN, 1.741%, (1-Month
USD LIBOR + 0.08%), 11/26/36	United States	553,781		533,158
qBear Stearns ARM Trust, 2007-4, 12A1, FRN, 4.713%, 5/25/37	United States	2,072,702		2,053,434
f,qCCRESG Commercial Mortgage Trust, 2016-HEAT, D, 144A,
FRN, 5.488%, 4/10/29	United States	100,000		102,225
fCitigroup Mortgage Loan Trust, 144A,
q2009-10, 6A2, FRN, 4.606%, 9/25/34	United States	28,696		30,007
q2018-A, A1, FRN, 4.00%, 1/25/68	United States	93,593		93,949
2018-C, A1, 4.125%, 3/25/59	United States	153,518		155,741
q2019-B, A1, FRN, 3.258%, 4/25/66	United States	108,724		109,120
2019-E, A1, 3.228%, 11/25/70	United States	246,229		247,906
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	40,754		42,145
2004-16CB, 1A1, 5.50%, 7/25/34	United States	24,813		25,565
2004-16CB, 3A1, 5.50%, 8/25/34	United States	26,683		27,510
2004-J10, 2CB1, 6.00%, 9/25/34	United States	76,619		79,443
2005-J1, 2A1, 5.50%, 2/25/25	United States	4,134		4,272
2005-J14, A3, 5.50%, 12/25/35	United States	391,665		336,104
pCountrywide Asset-Backed Certificates, 2005-15, M3, FRN,
2.147%, (1-Month USD LIBOR + 0.52%), 4/25/36	United States	2,340,000		2,163,177
qCountrywide Home Loans Mortgage Pass-Through Trust, 2004-
HYB4, 2A1, FRN, 4.10%, 9/20/34	United States	62,638		62,795
Credit Suisse First Boston Mortgage Securities Corp.,
2002-10, 1B, 7.00%, 5/25/32	United States	155,358		139,578
2003-27, 4A4, 5.75%, 11/25/33	United States	18,518		19,152
fCSMC OA LLC, 144A,
2014-USA, A2, 3.953%, 9/15/37	United States	150,000		164,234
2014-USA, E, 4.373%, 9/15/37	United States	400,000		391,388
pDSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 1.977%, (1-
Month USD LIBOR + 0.33%), 9/19/45	United States	40,448		33,312
l,pDukinfield II PLC, 2016-2, A, FRN, Reg S, 2.048%, (3-Month
GBP LIBOR + 1.25%), 12/20/52	United Kingdom	157,216	GBP	203,632
pFHLMC Structured Agency Credit Risk Debt Notes, FRN,
2015-DNA1, M2, 3.477%, (1-Month USD LIBOR + 1.85%),
10/25/27	United States	99,055		99,688
2015-DNA1, M3, 4.927%, (1-Month USD LIBOR + 3.30%),
10/25/27	United States	250,000		268,304
f,qGS Mortgage Securities Trust, 2011-GC5, D, 144A, FRN,
5.389%, 8/10/44	United States	195,000		196,368
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	8,929		9,084
q2005-AR6, 4A5, FRN, 4.507%, 9/25/35	United States	54,992		56,582
pHarborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 2.287%,
(1-Month USD LIBOR + 0.64%), 1/19/35	United States	94,165		91,635
IndyMac INDX Mortgage Loan Trust, FRN,
p2004-AR12, A1, 2.407%, (1-Month USD LIBOR + 0.78%),
12/25/34	United States	1,952,567		1,734,426
p2004-AR7, A5, 2.847%, (1-Month USD LIBOR + 1.22%),
9/25/34	United States	47,908		45,598
q2005-AR11, A3, 3.608%, 8/25/35	United States	51,009		46,425
p2006-AR2, 2A1, 1.837%, (1-Month USD LIBOR + 0.21%),
2/25/46	United States	232,802		203,076

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Principal
Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed

Securities (continued)

Mortgage Real Estate Investment Trusts (REITs) (continued)

f,pInvitation Homes Trust, 144A, FRN,
2018-SFR1, E, 3.659%, (1-Month USD LIBOR + 2.00%),
3/17/37	United States	99,986	$100,228
2018-SFR2, E, 3.659%, (1-Month USD LIBOR + 2.00%),
6/17/37	United States	200,000	199,361
JP Morgan Mortgage Trust,
2004-S1, 2A1, 6.00%, 9/25/34	United States	97,542	101,112
q2007-A1, 4A2, FRN, 4.629%, 7/25/35	United States	2,977	3,116
pLehman XS Trust Series, 2006-2N, 1A1, FRN, 1.887%, (1-Month
USD LIBOR + 0.26%), 2/25/46	United States	41,325	38,721
MASTR Alternative Loan Trust,
2004-2, 8A4, 5.50%, 3/25/34	United States	157,574	162,979
2004-8, 2A1, 6.00%, 9/25/34	United States	49,419	52,099
qMerrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN,
3.877%, 5/25/36	United States	3,756	3,853
f,qMorgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.488%,
6/15/44	United States	150,000	147,537
fPRPM LLC, 2019-4A, A1, 144A, 3.351%, 11/25/24	United States	111,931	113,022
qRFMSI Trust, 2005-SA1, 1A1, FRN, 4.581%, 3/25/35	United States	100,548	72,363
pStructured ARM Loan Trust, 2005-14, A1, FRN, 1.937%, (1-
Month USD LIBOR + 0.31%), 7/25/35	United States	240,931	190,313
qWachovia Mortgage Loan Trust LLC Series Trust, 2007-A, 2A1,
FRN, 4.37%, 3/20/37	United States	1,911,623	1,883,310
f,qWells Fargo Commercial Mortgage Trust, 2019-JWDR, C, 144A,
FRN, 3.139%, 9/15/31	United States	290,000	297,616
qWF-RBS Commercial Mortgage Trust, FRN,
f2011-C2, D, 144A, 5.662%, 2/15/44	United States	35,000	35,732
f2011-C3, D, 144A, 5.68%, 3/15/44	United States	90,000	78,564
f2012-C6, D, 144A, 5.579%, 4/15/45	United States	150,000	158,872
2012-C7, C, 4.813%, 6/15/45	United States	25,000	25,713
f2012-C7, E, 144A, 4.813%, 6/15/45	United States	75,000	65,036
			14,127,456

Thrifts & Mortgage Finance 0.1%

f,pBX Commercial Mortgage Trust, 2019-XL, E, 144A, FRN,
3.459%, (1-Month USD LIBOR + 1.80%), 10/15/36	United States 1,242,021	1,249,100
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $73,091,336)			73,440,316
Municipal Bonds in Reorganization 0.5%

Puerto Rico 0.5%
oPuerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/39	United States	715,000	565,744
5.00%, 7/01/41	United States	1,000,000	757,500
oPuerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	5,300,000	3,882,250
oPuerto Rico Electric Power Authority Power Revenue,
A-RSA-1, 5.00%, 7/01/42	United States	563,000	449,696
TT-RSA-1, 5.00%, 7/01/37	United States	295,000	235,631
WW-RSA-1, 5.25%, 7/01/33	United States	10,000	8,013
XX, 5.25%, 7/01/40	United States	405,000	324,506
Total Municipal Bonds in Reorganization (Cost $4,549,675)
			6,223,340

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of	Notional
	Contracts	Amount#		Value
Options Purchased 0.2%
Calls - Exchange-Traded 0.0%†
Apellis Pharmaceuticals Inc., April Strike Price $45.00, Expires
4/17/20	17	1,700		$1,148
Carnival Corp., April Strike Price $40.00, Expires 4/17/20	64	6,400		6,080
Cemex SAB de CV, ADR, April Strike Price $4.00, Expires
4/17/20	175	17,500		1,225
Energy Transfer LP, July Strike Price $12.00, Expires 7/17/20	223	22,300		15,387
Enterprise Products Partners LP, June Strike Price $24.00,
Expires 6/19/20	222	22,200		22,644
The Greenbrier Cos. Inc., March Strike Price $30.00, Expires
3/20/20	41	4,100		820
Hertz Global Holdings Inc., July Strike Price $15.00, Expires
7/17/20	88	8,800		13,200
Industrial Select Sector SPDR Fund, March Strike Price $87.00,
Expires 3/20/20	74	7,400		444
Infinera Corp., April Strike Price $9.00, Expires 4/17/20	36	3,600		540
Mellanox Technologies Ltd., January Strike Price $125.00,
Expires 1/15/21	85	8,500		46,665
Nuance Communications Inc., April Strike Price $20.00, Expires
4/17/20	73	7,300		16,060
Occidental Petroleum Corp., March Strike Price $38.50, Expires
3/20/20	147	14,700		6,688
Occidental Petroleum Corp., May Strike Price $45.00, Expires
5/15/20	18	1,800		504
Pacira BioSciences Inc., March Strike Price $55.00, Expires
3/20/20	26	2,600		312
Pluralsight Inc., A, April Strike Price $22.50, Expires 4/17/20	42	4,200		1,050
STOXX Europe 600 Automobiles & Parts Index, December Strike
Price 500.00 EUR, Expires 12/18/20	100	5,000		48,574
ViacomCBS Inc., B, June Strike Price $47.50, Expires 6/19/20	302	30,200		1,812
Vodafone Group PLC, March Strike Price 1.55 GBP, Expires
3/20/20	1,539	1,539,000		14,799
Vodafone Group PLC, ADR, April Strike Price $21.00, Expires
4/17/20	331	33,100		2,648

				200,600
Calls - Over-the-Counter 0.0%†

Currency Options 0.0%†
AUD/USD, Counterparty JPHQ, March Strike Price $0.72,
Expires 3/25/20	1	350,000	AUD	34
AUD/USD, Counterparty JPHQ, June Strike Price $0.68, Expires
6/24/20	1	4,000,000	AUD	16,160
AUD/USD, Counterparty JPHQ, June Strike Price $0.68, Expires
6/25/20	1	1,300,000	AUD	4,521
AUD/USD, Counterparty JPHQ, June Strike Price $0.68, Expires
6/26/20	1	3,300,000	AUD	12,777
AUD/USD, Counterparty JPHQ, June Strike Price $0.68, Expires
6/30/20	1	2,000,000	AUD	8,957
EUR/CHF, Counterparty JPHQ, May Strike Price 1.12 CHF,
Expires 5/14/20	1	4,000,000	EUR	711
EUR/USD, Counterparty JPHQ, April Strike Price $1.15, Expires
4/23/20	1	5,000,000	EUR	9,935
EUR/USD, Counterparty JPHQ, June Strike Price $1.11, Expires
6/19/20	1	2,100,000	EUR	33,673
GBP/JPY, Counterparty JPHQ, July Strike Price 150.00 JPY,
Expires 7/08/20	1	4,772,727	GBP	7,111

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Number of	Notional
Contracts	Amount#	Value

Options Purchased (continued)

Calls - Over-the-Counter (continued)

Currency Options (continued)

NZD/USD, Counterparty JPHQ, September Strike Price $0.65,
Expires 9/02/20	1	3,200,000	NZD $	20,408
USD/CNY, Counterparty JPHQ, July Strike Price 7.15 CNY,
Expires 7/07/20	1	4,500,000		24,381
USD/TWD, Counterparty JPHQ, May Strike Price 30.30 TWD,
Expires 5/27/20	1	2,500,000		13,847
USD/TWD, Counterparty JPHQ, May Strike Price 30.33 TWD,
Expires 5/27/20	1	2,500,000		13,312

				165,827

Puts - Exchange-Traded 0.2%

Bombardier Inc., B, January Strike Price 1.00 CAD, Expires
1/15/21	435	43,500		10,695
DJ EURO STOXX 50 Index, April Strike Price 3,200.00 EUR,
Expires 4/17/20	101	1,010		135,136
HP Inc., May Strike Price $19.00, Expires 5/15/20	457	45,700		34,275
Infinera Corp., April Strike Price $6.00, Expires 4/17/20	108	10,800		3,240
Invesco QQQ Trust 1, March Strike Price $194.00, Expires
3/20/20	498	49,800		310,752
Invesco QQQ Trust 1, March Strike Price $195.00, Expires
3/20/20	766	76,600		347,764
KAR Auction Services Inc., January Strike Price $17.50, Expires
1/15/21	34	3,400		6,460
KAR Auction Services Inc., January Strike Price $20.00, Expires
1/15/21	17	1,700		3,868
NRG Energy Inc., January Strike Price $33.00, Expires 1/16/21	88	8,800		38,720
Occidental Petroleum Corp., March Strike Price $32.00, Expires
3/20/20	147	14,700		35,721
Pluralsight Inc., A, April Strike Price $15.00, Expires 4/17/20	18	1,800		1,080
Pure Storage Inc., A, March Strike Price $15.00, Expires 3/20/20	23	2,300		1,955
Radius Health Inc., March Strike Price $17.50, Expires 3/20/20	22	2,200		1,540
S&P 500 Index, April Strike Price $2,800.00, Expires 4/17/20	32	3,200		277,792
STOXX Europe 600 Food & Beverage Index, December Strike
Price 760.00 EUR, Expires 12/18/20	100	5,000		546,454
U.S. Treasury 5 Yr. Note Futures, May Strike Price $118.75,
Expires 5/22/20	336	336,000		18,375
U.S. Treasury 5 Yr. Note Futures, May Strike Price $119.00,
Expires 5/22/20	84	84,000		5,250
U.S. Treasury 5 Yr. Note Futures, May Strike Price $119.50,
Expires 5/22/20	63	63,000		5,906
U.S. Treasury 5 Yr. Note Futures, May Strike Price $119.75,
Expires 5/22/20	84	84,000		9,844
WESCO International Inc., July Strike Price $45.00, Expires
7/17/20	68	6,800		49,980
WESCO International Inc., July Strike Price $50.00, Expires
7/17/20	46	4,600		47,610

				1,892,417
Puts - Over-the-Counter 0.0%†

Currency Options 0.0%†
EUR/GBP, Counterparty JPHQ, March Strike Price 0.80 GBP,
Expires 3/17/20	1	10,500,000	EUR	61
EUR/NOK, Counterparty JPHQ, March Strike Price 9.75 NOK,
Expires 3/17/20	1	6,250,000	EUR	48
USD/BRL, Counterparty JPHQ, March Strike Price 3.95 BRL,
Expires 3/06/20	1	5,500,000		1

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of	Notional
	Contracts	Amount#		Value
Options Purchased (continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
USD/CLP, Counterparty JPHQ, May Strike Price 725.00 CLP,
Expires 5/13/20	1	700,000		$112
Puts - Over-the-Counter 0.0%†
				222
SoftBank Group Corp., Counterparty CITI, June Strike Price
4,360.00 JPY, Expires 6/11/20	9,800	9,800		14,117
Total Options Purchased (Cost $2,600,333)
				2,273,183
Total Investments before Short Term Investments

(Cost $756,453,643)				846,244,599
		Principal

	Country	Amount*
Short Term Investments 28.1%
Corporate Bonds and Notes (Cost $195,876) 0.0%†
Pharmaceuticals 0.0%†
fBristol-Myers Squibb Co., senior note, 144A, 2.875%, 8/15/20	United States	195,000		196,156
Credit-Linked Notes 0.7%
fCitigroup Global Markets Holdings Inc., senior note, 144A,
d(Arab Republic of Egypt), zero cpn., 3/19/20	Egypt	16,767,729	EGP	1,064,693
d(Arab Republic of Egypt), zero cpn., 4/09/20	Egypt	17,838,565	EGP	1,123,513
d(Government of Ukraine), 14.30%, 4/14/20	Ukraine	21,747,376	UAH	870,513
(Government of Ukraine), 14.64%, 6/12/20	Ukraine	23,087,704	UAH	971,094
fHSBC Bank PLC, senior note, (Arab Republic of Egypt), 144A,
zero cpn., 5/07/20	Egypt	16,550,000	EGP	1,036,777
fJPMorgan Chase Bank NA, senior note, 144A,
(Egypt Treasury Bill), zero cpn.,10/08/20	Egypt	29,450,000	EGP	1,736,604
(Egypt Treasury Bill), zero cpn., 7/09/20	Egypt	8,316,000	EGP	508,200
d,fStandard Chartered Bank, (Government of Pakistan), 144A, zero
cpn., 4/15/20	Pakistan	144,700,000	PKR	922,455
Total Credit-Linked Notes (Cost $8,127,020)
				8,233,849
		Shares

Money Market Funds 21.6%

s,tDreyfus Government Cash Management, Institutional, 1.49%	United States	16,001,700		16,001,700
sFidelity Investments Money Market Government Portfolio,
Institutional, 1.46%	United States	250,051,362		250,051,362
Total Money Market Funds (Cost $266,053,062)
				266,053,062

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

		Principal
	Country	Amount*	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $32,526,709) 2.6%
uJoint Repurchase Agreement, 1.594%, 3/02/20 (Maturity Value $32,531,029)	United States	32,526,709	$32,526,709
BNP Paribas Securities Corp. (Maturity Value $15,248,920)
Deutsche Bank Securities Inc. (Maturity Value $5,082,973)
HSBC Securities (USA) Inc. (Maturity Value $12,199,136)
Collateralized by U.S. Government Agency Securities, 3.00% - 5.00%,
8/20/49 - 2/20/50; and U.S. Treasury Notes, 1.375% - 1.875%, 5/31/21
- 3/31/22 (valued at $33,206,765)
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.1%
s,wInstitutional Fiduciary Trust Money Market Portfolio, 1.23%	United States	1,757,000	1,757,000
Repurchase Agreements 0.1%
uJoint Repurchase Agreement, 1.59%, 3/02/20 (Maturity Value $1,598,608)	United States	1,598,396	1,598,396
J.P. Morgan Securities LLC
Collateralized by U.S. Government Agency Obligations, 0.00%-2.75%,
3/24/20-9/09/49 (valued at $1,629,255)
Total Investments from Cash Collateral Received for Loaned

Securities (Cost $3,355,396)			3,355,396
U.S. Government and Agency Securities 1.3%

vU.S. Treasury Bill, zero cpn.,
b4/23/20	United States	14,000,000	13,972,897
10/08/20 – 12/03/20	United States	2,110,000	2,095,337

Total U.S. Government and Agency Securities (Cost $16,057,503)

Total Investments (Cost $1,082,769,209) 95.0% Options Written (0.1)%

Securities Sold Short (16.2)% Other Assets, less Liabilities 21.3% Net Assets 100.0%

16,068,234

1,172,678,005

(1,864,457)

(200,296,192)

262,252,049

$ 1,232,769,405

Number of	Notional
Contracts	Amount#

Options Written (0.1)%

Calls - Exchange-Traded (0.0)%†

AT&T Inc., April Strike Price $39.00, Expires 4/17/20	2	200	(84)
Bombardier Inc., B, April Strike Price 1.25 CAD, Expires 4/17/20	34	3,400	(304)
Bombardier Inc., B, January Strike Price 2.00 CAD, Expires
1/15/21	435	43,500	(6,482)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of	Notional
	Contracts	Amount#		Value
Options Written (continued)
Calls - Exchange-Traded (continued)
Bristol-Myers Squibb Co., April Strike Price $67.50, Expires 4/17/20	1	100		$(28)
Comcast Corp., A, April Strike Price $47.50, Expires 4/17/20	2	200		(40)
HP Inc., May Strike Price $22.00, Expires 5/15/20	457	45,700		(41,130)
Intel Corp., April Strike Price $67.50, Expires 4/17/20	1	100		(21)
Invesco Ltd., April Strike Price $19.00, Expires 4/17/20	3	300		(21)
Iron Mountain Inc., April Strike Price $35.00, Expires 4/17/20	1	100		(15)
Johnson Controls International PLC, April Strike Price $44.00,
Expires 4/17/20	1	100		(10)
Magellan Midstream Partners LP, April Strike Price $62.50,
Expires 4/17/20	1	100		(15)
Mellanox Technologies Ltd., June Strike Price $125.00, Expires
6/19/20	37	3,700		(11,063)
MetLife Inc., April Strike Price $52.50, Expires 4/17/20	1	100		(11)
Omnicom Group Inc., April Strike Price $80.00, Expires 4/17/20	1	100		(50)
Oracle Corp., April Strike Price $57.50, Expires 4/17/20	1	100		(35)
Pure Storage Inc., March Strike Price $17.50, Expires 3/20/20	15	1,500		(3,750)
QIAGEN NV, March Strike Price $37.00, Expires 3/20/20	233	23,300		(55,920)
STOXX Europe 600 Food & Beverage Index, December Strike
Price 760.00 EUR, Expires 12/18/20	100	5,000		(60,165)
U.S. Treasury 5 Yr. Note Futures, May Strike Price $121.50,
Expires 5/22/20	84	84,000		(140,437)
U.S. Treasury 5 Yr. Note Futures, May Strike Price $122.00,
Expires 5/22/20	42	42,000		(57,094)
U.S. Treasury 5 Yr. Note Futures, May Strike Price $122.25,
Expires 5/22/20	21	21,000		(25,758)

				(402,433)
Calls - Over-the-Counter (0.0)%†

Currency Options (0.0)%†
EUR/NOK, Counterparty JPHQ, March Strike Price 10.25 NOK,
Expires 3/17/20	1	1,250,000	EUR	(22,017)
USD/BRL, Counterparty JPHQ, June Strike Price 4.50 BRL,
Expires 6/08/20	1	1,100,000		(27,375)
USD/CLP, Counterparty JPHQ, May Strike Price 850.00 CLP,
Expires 5/13/20	1	175,000		(1,762)
USD/TWD, Counterparty JPHQ, May Strike Price 30.50 TWD,
Expires 5/27/20	1	3,750,000		(15,186)
USD/ZAR, Counterparty JPHQ, April Strike Price 15.50 ZAR,
Expires 4/23/20	1	500,000		(15,580)
USD/ZAR, Counterparty JPHQ, May Strike Price 16.50 ZAR,
Expires 5/15/20	1	500,000		(6,780)

				(88,700)
Puts - Exchange-Traded (0.1)%

Allscripts Healthcare Solutions Inc., March Strike Price $9.00,
Expires 3/20/20	52	5,200		(8,424)
Apellis Pharmaceuticals Inc., April Strike Price $35.00, Expires
4/17/20	19	1,900		(7,980)
Cardtronics PLC, A, March Strike Price $40.00, Expires 3/20/20	50	5,000		(22,000)
DJ EURO STOXX 50 Index, April Strike Price 2,950.00 EUR,
Expires 4/17/20	101	1,010		(73,924)
Industrial Select Sector SPDR Fund, March Strike Price $80.00,
Expires 3/20/20	37	3,700		(30,266)
Pacira BioSciences Inc., March Strike Price $45.00, Expires
3/20/20	26	2,600		(11,180)
S&P 500 Index, April Strike Price $2,600.00, Expires 4/17/20	32	3,200		(187,840)
S&P 500 Index, April Strike Price $2,700.00, Expires 4/17/20	7	700		(42,770)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of	Notional
	Contracts	Amount#		Value
Options Written (continued)
Puts - Exchange-Traded (continued)
STOXX Europe 600 Automobiles & Parts Index, December Strike
Price 500.00 EUR, Expires 12/18/20	100	5,000		$(590,612)
U.S. Treasury 5 Yr. Note Futures, May Strike Price $119.25,
Expires 5/22/20	84	84,000		(6,562)
U.S. Treasury 5 Yr. Note Futures, May Strike Price $120.00,
Expires 5/22/20	21	21,000		(2,953)
U.S. Treasury 5 Yr. Note Futures, May Strike Price $120.25,
Expires 5/22/20	21	21,000		(3,445)
WESCO International Inc., July Strike Price $55.00, Expires
7/17/20	22	2,200		(33,330)
WESCO International Inc., July Strike Price $60.00, Expires
7/17/20	92	9,200		(185,840)

				(1,207,126)
Puts - Over-the-Counter (0.0)%†

Currency Options (0.0)%†
AUD/USD, Counterparty JPHQ, June Strike Price $0.64, Expires
6/24/20	1	4,000,000	AUD	(32,419)
AUD/USD, Counterparty JPHQ, June Strike Price $0.64, Expires
6/25/20	1	1,300,000	AUD	(10,589)
AUD/USD, Counterparty JPHQ, June Strike Price $0.64 , Expires
6/26/20	1	3,300,000	AUD	(24,688)
AUD/USD, Counterparty JPHQ, June Strike Price $0.64, Expires
6/30/20	1	2,000,000	AUD	(14,368)
EUR/USD, Counterparty JPHQ, June Strike Price $1.07, Expires
6/19/20	1	2,100,000	EUR	(5,271)
GBP/JPY, Counterparty JPHQ, July Strike Price 132.50 JPY,
Expires 7/08/20	1	2,727,273	GBP	(37,286)
GBP/USD, Counterparty JPHQ, March Strike Price $1.28,
Expires 3/25/20	1	1,750,000	GBP	(11,373)
NZD/USD, Counterparty JPHQ, September Strike Price $0.60,
Expires 9/02/20	1	3,200,000	NZD	(21,668)
USD/CLP, Counterparty JPHQ, May Strike Price 660.00 CLP,
Expires 5/13/20	1	700,000		(1)
USD/TWD, Counterparty JPHQ, May Strike Price 29.45 TWD,
Expires 5/27/20	1	2,500,000		(8,086)
USD/ZAR, Counterparty JPHQ, April Strike Price 13.75 ZAR,
Expires 4/23/20	1	500,000		(65)
USD/ZAR, Counterparty JPHQ, May Strike Price 14.00 ZAR,
Expires 5/15/20	1	500,000		(384)

				(166,198)
Total Options Written (Premiums Received $1,150,104)
				(1,864,457)
	Country	Shares

Securities Sold Short (16.2)%

Common Stocks (6.8)%
Aerospace & Defense (0.3)%
Raytheon Co.	United States	17,039		(3,212,874)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Aerospace & Defense (continued)
Spirit AeroSystems Holdings Inc., A	United States	5,150	$(272,126)

			(3,485,000)
Air Freight & Logistics (0.1)%

Air Transport Services Group Inc.	United States	19,009	(340,261)
Atlas Air Worldwide Holdings Inc.	United States	10,312	(275,537)
C.H. Robinson Worldwide Inc.	United States	3,609	(248,660)
XPO Logistics Inc.	United States	3,208	(237,296)

			(1,101,754)
Airlines (0.0)%†

Deutsche Lufthansa AG	Germany	19,387	(256,391)
Auto Components (0.1)%

Delphi Technologies PLC	United States	72,894	(1,029,263)
Automobiles (0.1)%

Ford Motor Co.	United States	34,534	(240,357)
Winnebago Industries Inc.	United States	8,691	(450,976)

			(691,333)
Banks (0.0)%†

Hope Bancorp Inc.	United States	811	(9,902)
Beverages (0.0)%†

The Coca-Cola Co.	United States	2,146	(114,790)
Cott Corp.	United States	1,526	(21,745)

			(136,535)
Biotechnology (0.8)%

AbbVie Inc.	United States	40,254	(3,450,170)
Apellis Pharmaceuticals Inc.	United States	12,826	(444,036)
BioMarin Pharmaceutical Inc.	United States	1,061	(95,883)
Cytokinetics Inc.	United States	23,386	(326,001)
Exact Sciences Corp.	United States	5,398	(436,968)
Flexion Therapeutics Inc.	United States	18,319	(289,257)
Halozyme Therapeutics Inc.	United States	31,100	(608,627)
Insmed Inc.	United States	16,647	(414,510)
Intercept Pharmaceuticals Inc.	United States	6,709	(616,825)
Ironwood Pharmaceuticals Inc., A	United States	98,426	(1,185,049)
Karyopharm Therapeutics Inc.	United States	33,683	(550,380)
Ligand Pharmaceuticals Inc.	United States	1,408	(131,789)
Neurocrine Biosciences Inc.	United States	5,964	(564,791)
PDL BioPharma Inc.	United States	141,208	(480,107)
Radius Health Inc.	United States	7,379	(155,402)

			(9,749,795)
Building Products (0.0)%†

Patrick Industries Inc.	United States	3,970	(209,735)
Capital Markets (0.2)%

The Charles Schwab Corp.	United States	25,360	(1,033,420)
Morgan Stanley	United States	22,519	(1,014,031)

			(2,047,451)
Chemicals (0.0)%†

Dow Inc.	United States	4,468	(180,552)
Commercial Services & Supplies (0.0)%†

Team Inc.	United States	28,668	(364,944)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Communications Equipment (0.1)%
Acacia Communications Inc.	United States	9,249	$(633,649)
Infinera Corp.	United States	50,683	(344,644)

			(978,293)
Construction Materials (0.1)%

LafargeHolcim Ltd., B	Switzerland	19,874	(925,005)
Consumer Finance (0.2)%

Encore Capital Group Inc.	United States	34,774	(1,292,202)
EZCORP Inc., A	United States	56,238	(269,942)
PRA Group Inc.	United States	23,695	(919,840)

			(2,481,984)
Diversified Consumer Services (0.0)%†

Chegg Inc.	United States	7,455	(292,310)
Diversified Financial Services (0.0)%†

Element Fleet Management Corp.	Canada	42,977	(402,154)
Diversified Telecommunication Services (0.0)%†

Bandwidth Inc., A	United States	3,551	(223,322)
Electronic Equipment, Instruments & Components (0.1)%

II-VI Inc.	United States	5,738	(170,361)
Knowles Corp.	United States	29,549	(491,104)
OSI Systems Inc.	United States	5,424	(440,809)
TTM Technologies Inc.	United States	32,025	(416,005)
Vishay Intertechnology Inc.	United States	6,074	(113,584)

			(1,631,863)
Energy Equipment & Services (0.0)%†

SEACOR Holdings Inc.	United States	1,086	(40,508)
Entertainment (0.2)%

iQIYI Inc., ADR	China	15,454	(346,633)
Live Nation Entertainment Inc.	United States	24,034	(1,460,546)
Sea Ltd., ADR	Taiwan	14,342	(646,251)
Zynga Inc., A	United States	38,237	(256,570)

			(2,710,000)
Equity Real Estate Investment Trusts (REITs) (0.3)%

Innovative Industrial Properties Inc., A	United States	31,103	(2,859,610)
Weyerhaeuser Co.	United States	12,802	(332,596)

			(3,192,206)
Food & Staples Retailing (0.0)%†

The Chefs' Warehouse Inc.	United States	17,007	(520,754)
Food Products (0.1)%

Campbell Soup Co.	United States	8,159	(368,134)
The Hershey Co.	United States	385	(55,436)
Maple Leaf Foods Inc.	Canada	8,583	(143,109)
Mondelez International Inc., A	United States	5,840	(308,352)

			(875,031)
Health Care Equipment & Supplies (0.4)%

DexCom Inc.	United States	6,417	(1,771,092)
Insulet Corp.	United States	2,436	(462,767)
Integra Lifesciences Holdings Corp.	United States	6,294	(327,917)
NuVasive Inc.	United States	4,200	(276,402)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Wright Medical Group NV	United States	46,362	$(1,402,451)

			(4,240,629)
Health Care Technology (0.1)%

Allscripts Healthcare Solutions Inc.	United States	42,644	(321,536)
Evolent Health Inc., A	United States	8,370	(77,339)
Tabula Rasa HealthCare Inc.	United States	13,700	(769,529)

			(1,168,404)
Hotels, Restaurants & Leisure (0.3)%

Chipotle Mexican Grill Inc., A	United States	57	(44,094)
Eldorado Resorts Inc.	United States	39,424	(1,978,296)
Luckin Coffee Inc., ADR	China	20,646	(816,756)
Marriott Vacations Worldwide Corp.	United States	2,139	(207,012)
Norwegian Cruise Line Holdings Ltd.	United States	4,306	(160,442)
Royal Caribbean Cruises Ltd.	United States	1,975	(158,810)
Yum China Holdings Inc.	China	10,694	(468,290)

			(3,833,700)
Independent Power & Renewable Electricity Producers (0.0)%†

NRG Energy Inc.	United States	5,100	(169,371)
Interactive Media & Services (0.3)%

IAC/InterActiveCorp	United States	1,827	(372,598)
Joyy Inc., ADR	China	3,942	(212,750)
Snap Inc., A	United States	36,631	(519,061)
Twitter Inc.	United States	5,537	(183,829)
Zillow Group Inc., C	United States	40,125	(2,239,376)

			(3,527,614)
Internet & Direct Marketing Retail (0.0)%†

Wayfair Inc., A	United States	6,226	(393,545)
IT Services (0.2)%

Akamai Technologies Inc.	United States	2,838	(245,515)
Cardtronics PLC, A	United States	5,691	(206,412)
CSG Systems International Inc.	United States	6,976	(308,688)
I3 Verticals Inc., A	United States	14,614	(423,514)
KBR Inc.	United States	30,200	(783,992)
Okta Inc., A	United States	2,795	(357,928)
Perficient Inc.	United States	10,867	(445,221)

			(2,771,270)
Life Sciences Tools & Services (0.0)%†

Repligen Corp.	United States	4,512	(386,227)
Machinery (0.1)%

Cummins Inc.	United States	595	(90,017)
The Greenbrier Cos. Inc.	United States	3,446	(83,497)
Kennametal Inc.	United States	31,611	(878,786)
The Timken Co.	United States	13,284	(595,654)

			(1,647,954)
Marine (0.1)%

Kuehne + Nagel International AG	Switzerland	5,860	(857,796)
Media (0.1)%

Liberty Latin America Ltd., C	Chile	33,095	(502,713)
Sirius XM Holdings Inc.	United States	109,873	(696,595)

			(1,199,308)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Metals & Mining (0.2)%
Endeavour Mining Corp.	Ivory Coast	14,034	$(247,797)
First Majestic Silver Corp.	Canada	80,828	(609,443)
Kaiser Aluminum Corp.	United States	1,363	(128,872)
Kumba Iron Ore Ltd.	South Africa	6,034	(111,197)
Pretium Resources Inc.	Canada	18,700	(132,770)
SSR Mining Inc.	Canada	36,117	(571,732)

			(1,801,811)
Mortgage Real Estate Investment Trusts (REITs) (0.0)%†

Redwood Trust Inc.	United States	23,219	(396,580)
Oil, Gas & Consumable Fuels (0.1)%

Apache Corp.	United States	13,243	(330,015)
Diamondback Energy Inc.	United States	4,117	(255,254)
Pioneer Natural Resources Co.	United States	5,133	(630,230)
SFL Corp. Ltd.	Norway	5,666	(68,785)
Suncor Energy Inc.	Canada	4,291	(118,432)

			(1,402,716)
Personal Products (0.0)%†

Herbalife Nutrition Ltd.	United States	12,072	(390,650)
Pharmaceuticals (0.3)%

Aerie Pharmaceuticals Inc.	United States	31,931	(558,793)
Aphria Inc.	Canada	3,281	(12,008)
Aurora Cannabis Inc.	Canada	2,867	(3,842)
Canopy Growth Corp.	Canada	1,043	(19,558)
Collegium Pharmaceutical Inc.	United States	20,169	(479,014)
Horizon Therapeutics PLC	United States	26,211	(896,940)
Innoviva Inc.	United States	31,304	(421,665)
Pacira Biosciences Inc.	United States	8,407	(364,696)
Revance Therapeutics Inc.	United States	18,856	(435,951)
Theravance Biopharma Inc.	Cayman Islands	14,903	(362,888)

			(3,555,355)
Real Estate Management & Development (0.1)%

Redfin Corp.	United States	27,293	(738,549)
Road & Rail (0.1)%

Avis Budget Group Inc.	United States	33,043	(1,069,767)
Union Pacific Corp.	United States	287	(45,866)

			(1,115,633)
Semiconductors & Semiconductor Equipment (0.5)%

Cree Inc.	United States	8,769	(392,237)
Cypress Semiconductor Corp.	United States	49,545	(1,143,994)
Enphase Energy Inc.	United States	22,632	(1,108,289)
Impinj Inc.	United States	9,811	(301,688)
Microchip Technology Inc.	United States	14,065	(1,275,836)
Rambus Inc.	United States	20,675	(289,037)
SMART Global Holdings Inc.	United States	19,771	(530,654)
Synaptics Inc.	United States	7,749	(511,821)

			(5,553,556)
Software (0.6)%

8x8 Inc.	United States	26,991	(499,333)
Alteryx Inc., A	United States	4,669	(651,886)
Avaya Holdings Corp.	United States	2,836	(36,755)
Benefitfocus Inc.	United States	2,260	(28,205)
Blackline Inc.	United States	11,659	(729,504)
Coupa Software Inc.	United States	4,790	(717,302)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)
Common Stocks (continued)
Software (continued)
Everbridge Inc.	United States	5,731	$(605,537)
J2 Global Inc.	United States	1,141	(99,644)
LivePerson Inc.	United States	19,875	(525,892)
New Relic Inc.	United States	1,138	(64,024)
Nuance Communications Inc.	United States	43,133	(932,535)
Nutanix Inc., A	United States	18,718	(446,237)
Palo Alto Networks Inc.	United States	1,151	(212,498)
Pegasystems Inc.	United States	427	(38,644)
Pluralsight Inc., A	United States	12,713	(226,673)
PROS Holdings Inc.	United States	3,754	(171,896)
Rapid7 Inc.	United States	16,164	(748,393)
RingCentral Inc., A	United States	1,686	(397,475)
SailPoint Technologies Holding Inc.	United States	24,548	(621,555)
Workiva Inc., A	United States	3,802	(162,497)

			(7,916,485)
Specialty Retail (0.0)%†

RH	United States	2,484	(450,598)
Technology Hardware, Storage & Peripherals (0.1)%

Apple Inc.	United States	2,949	(806,139)
Pure Storage Inc., A	United States	11,697	(178,496)
Western Digital Corp.	United States	537	(29,836)

			(1,014,471)
Tobacco (0.0)%†

Turning Point Brands Inc.	United States	11,189	(292,592)
Trading Companies & Distributors (0.1)%

GATX Corp.	United States	6,451	(461,440)
Kaman Corp.	United States	10,791	(598,469)

			(1,059,909)
Transportation Infrastructure (0.1)%

Westshore Terminals Investment Corp.	Canada	107,836	(1,131,987)
Wireless Telecommunication Services (0.3)%

T-Mobile U.S. Inc.	United States	35,099	(3,164,526)
Total Common Stocks (Proceeds $90,145,107)
			(83,717,321)
Exchange Traded Funds (9.1)%

Consumer Discretionary Select Sector SPDR Fund	United States	3,985	(461,583)
ETFMG Prime Cyber Security ETF	United States	46,822	(1,858,365)
Health Care Select Sector SPDR Fund	United States	136,654	(12,655,527)
Invesco QQQ Series 1 ETF	United States	13,728	(2,825,222)
iShares Core S&P Small-Cap ETF	United States	23,186	(1,687,709)
iShares Edge MSCI USA Momentum Factor ETF	United States	20,200	(2,442,180)
iShares MSCI Taiwan ETF	Taiwan	69,615	(2,604,993)
iShares NASDAQ Biotechnology ETF	United States	44,004	(5,011,176)
iShares North American Tech ETF	United States	16,789	(3,945,583)
iShares North American Tech-Multimedia Networking ETF	United States	40,168	(1,947,947)
iShares North American Tech-Software ETF	United States	18,419	(4,320,729)
iShares PHLX Semiconductor ETF	United States	23,806	(5,517,993)
iShares Russell 2000 Growth ETF	United States	11,934	(2,351,356)
iShares Russell Mid-Cap Growth ETF	United States	10,593	(1,518,189)
iShares S&P Small-Cap 600 Growth ETF	United States	6,205	(1,074,023)
iShares U.S. Technology ETF	United States	2,364	(534,808)
iShares U.S. Telecommunications ETF	United States	34,800	(974,052)
SPDR S&P 500 ETF Trust	United States	192,518	(57,035,383)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)
Exchange Traded Funds (continued)
SPDR S&P MidCap 400 ETF Trust	United States	3,460	$(1,145,571)
SPDR S&P Oil & Gas Exploration & Production ETF	United States	1,383	(21,271)
Vanguard Small-Cap Growth ETF	United States	13,418	(2,478,170)
Total Exchange Traded Funds (Proceeds $119,256,507)
			(112,411,830)
		Principal

		Amount*
Corporate Bonds and Notes (Proceeds $143,508) (0.0)%†
Apparel (0.0)%†
fHanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	137,000	(143,761)
U.S. Government and Agency Securities (0.3)%
U.S. Treasury Note,
1.75%, 11/15/29	United States	2,518,000	(2,659,146)
1.50%, 2/15/30	United States	1,319,000	(1,364,134)
Total U.S. Government and Agency Securities

(Proceeds $3,858,830)			(4,023,280)
Total Securities Sold Short (Proceeds $213,403,952)
			$(200,296,192)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At February 29, 2020, the aggregate value of these securities and/or cash pledged amounted to $345,850,699, representing 28.1% of net assets.

cA portion or all of the security is held in connection with written option contracts open at period end. dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements. eA portion or all of the security is on loan at February 29, 2020.

fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. At February 29, 2020, the net value of these securities was $188,625,693, representing 15.3% of net assets.

gSee Note 4 regarding restricted securities.

hContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. iPerpetual security with no stated maturity date.

jThe coupon rate shown represents the rate at period end.

kSecurities denominated in Argentine Peso have been designated as Level 3 investments. See Note 8 regarding fair value measurements. lSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2020, the aggregate value of these securities was $11,778,629, representing 1.0% of net assets.

mA portion or all of the security purchased on a delayed delivery basis. nIncome may be received in additional securities and/or cash.

oDefaulted security or security for which income has been deemed uncollectible.

pThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

qAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

rInvestment in an interest-only security entitles holders to receive only the interest payments of the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

sThe rate shown is the annualized seven-day effective yield at period end.

tA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 7.

uInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 29, 2020, all repurchase agreements had been entered into on February 28, 2020.

vThe security was issued on a discount basis with no stated coupon rate.

wSee Note 6 regarding investments in affiliated management investment companies.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 29, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Commodity Contractsa
Aluminum . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	46	$ 1,938,325	3/16/20	$(119,920)
Aluminum . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	46	1,938,325	3/16/20	152,370
Aluminum . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	5	212,469	6/15/20	(1,784)
Aluminum . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	5	212,469	6/15/20	2,828
Brent Crude Oil . . . . . . . . . . . . . . . . . . . . . . . . .	Short	40	1,986,800	3/31/20	309,609
Cocoa. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	24	601,584	5/13/20	(11,237)
Coffee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	8	334,050	5/18/20	(9,135)
Copper . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	21	2,955,225	3/16/20	(222,658)
Copper . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	21	2,955,225	3/16/20	151,437
Copper . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	1	141,025	6/15/20	(753)
Copper . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	14	1,974,350	6/15/20	30,913
Gold 100 Oz . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	4	626,680	4/28/20	(28,619)
Low Sulphur Gas Oil . . . . . . . . . . . . . . . . . . . . . .	Short	11	483,450	4/08/20	33,208
Natural Gas . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	25	421,000	3/27/20	48,395
Silver . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	39	3,209,115	5/27/20	(362,018)
Zinc . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	24	1,207,800	3/16/20	(126,911)
Zinc . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	24	1,207,800	3/16/20	297,186
Zinc . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	1	50,525	6/15/20	1,047
Zinc . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	24	1,212,600	6/15/20	60,851
					204,809
Equity Contracts

CAC 40 10 Euro Indexa . . . . . . . . . . . . . . . . . . . .	Long	10	585,810	3/20/20	(77,575)
CME E-Mini Russell 2000 Indexa . . . . . . . . . . . . . .	Long	6	442,470	3/20/20	(50,166)
CME E-Mini Russell 2000 Index . . . . . . . . . . . . . .	Short	157	11,577,965	3/20/20	1,363,454
DAX Indexa . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	31	10,111,858	3/20/20	(1,239,781)
DJ EURO STOXX 50 Indexa . . . . . . . . . . . . . . . . .	Long	270	9,877,903	3/20/20	(1,212,939)
DJ EURO STOXX 50 Index . . . . . . . . . . . . . . . . .	Short	445	16,280,248	3/20/20	2,018,588
DJIA Mini E-CBOT Indexa . . . . . . . . . . . . . . . . . .	Short	6	760,920	3/20/20	(10,787)
FTSE 100 Indexa . . . . . . . . . . . . . . . . . . . . . . . .	Long	41	3,431,912	3/20/20	(499,577)
FTSE 100 Index . . . . . . . . . . . . . . . . . . . . . . . . .	Short	67	5,608,246	3/20/20	857,100
FTSE/MIB Index . . . . . . . . . . . . . . . . . . . . . . . . .	Short	4	486,311	3/20/20	38,874
Hang Seng Indexa. . . . . . . . . . . . . . . . . . . . . . . .	Long	15	2,517,960	3/30/20	(33,384)
Hang Seng Index . . . . . . . . . . . . . . . . . . . . . . . .	Short	1	167,864	3/30/20	3,764
MSCI Emerging Market Index . . . . . . . . . . . . . . . .	Long	51	2,572,440	3/20/20	(163,190)
MSCI Singapore Index . . . . . . . . . . . . . . . . . . . .	Long	51	1,259,714	3/30/20	(64,391)
MSCI Singapore Index . . . . . . . . . . . . . . . . . . . .	Short	11	271,703	3/30/20	4,188
MSCI Taiwan Index. . . . . . . . . . . . . . . . . . . . . . .	Long	2	84,220	3/30/20	(4,019)
NASDAQ 100 E-Mini Indexa . . . . . . . . . . . . . . . . .	Long	20	3,381,600	3/20/20	(14,827)
NASDAQ 100 E-Mini Index . . . . . . . . . . . . . . . . .	Short	1	169,080	3/20/20	3,060
Nikkei 225 Indexa . . . . . . . . . . . . . . . . . . . . . . . .	Long	13	2,540,701	3/12/20	(271,860)
S&P 500 E-Mini Indexa . . . . . . . . . . . . . . . . . . . .	Long	62	9,148,410	3/20/20	(644,874)
S&P 500 E-Mini Index . . . . . . . . . . . . . . . . . . . . .	Short	519	76,581,045	3/20/20	5,596,258
STOXX 600 Banks Index . . . . . . . . . . . . . . . . . . .	Long	1,985	13,564,371	3/20/20	(2,021,918)
STOXX 600 Banks Index . . . . . . . . . . . . . . . . . . .	Short	129	881,513	3/20/20	140,637
STOXX Europe 600 Index . . . . . . . . . . . . . . . . . .	Short	26	535,591	3/20/20	55,041
TOPIX Indexa . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	77	10,704,756	3/12/20	(1,543,297)
TOPIX Index . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	45	6,256,026	3/12/20	906,298
					3,134,677
Interest Rate Contracts

3 Month EURIBORa . . . . . . . . . . . . . . . . . . . . . .	Long	300	83,226,618	6/14/21	77,802
90 Day Eurodollara . . . . . . . . . . . . . . . . . . . . . . .	Long	600	148,830,000	6/14/21	1,207,716
90 Day Sterlinga . . . . . . . . . . . . . . . . . . . . . . . . .	Long	450	71,814,419	6/16/21	118,467
Australian 10 Yr. Bonda . . . . . . . . . . . . . . . . . . . .	Long	27	2,633,879	3/16/20	65,566

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

				Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts (continued)
Euro-BOBL . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	80	$ 11,980,924	3/06/20 $	(103,931)
Euro-BTP . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	187	30,090,436	3/06/20	475,300
Euro-BTP . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	8	1,291,707	6/08/20	(10,474)
Euro-Bund. . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	86	16,847,964	3/06/20	(406,209)
Euro-SCHATZ . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	52	6,447,474	3/06/20	(18,011)
Euro-SCHATZ . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	7	868,277	6/08/20	(1,451)
Long Gilt . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	9	1,562,428	6/26/20	(13,083)
U.S. Treasury 5 Yr. Note . . . . . . . . . . . . . . . . . . .	Short	348	42,717,000	6/30/20	(552,367)
U.S. Treasury 10 Yr. Note . . . . . . . . . . . . . . . . . .	Short	34	4,581,500	6/19/20	(69,165)
U.S. Treasury Long Bonda . . . . . . . . . . . . . . . . . .	Long	155	26,388,750	6/19/20	698,679
U.S. Treasury Long Bond. . . . . . . . . . . . . . . . . . .	Short	22	3,745,500	6/19/20	(86,122)
U.S. Treasury Ultra Bond . . . . . . . . . . . . . . . . . . .	Long	22	4,565,000	6/19/20	127,728
U.S. Treasury Ultra Bond . . . . . . . . . . . . . . . . . . .	Short	12	2,490,000	6/19/20	1,079
					1,511,524

Total Futures Contracts . . . . . . . . . . . . . . . . .	. . . . . . . . .	. . . . . . . . .	. . . . . . . . . . . .	. . . . . . . . $	4,851,010

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 7.

At February 29, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterpartya	Type	Quantity	Amount*	Date Appreciation		Depreciation
OTC Forward Exchange Contracts
Australian Dollar. . . . . . . . . . . . . .	JPHQ	Sell	154	100	3/02/20 $	–	$–
Brazilian Real . . . . . . . . . . . . . . .	JPHQ	Buy	48,177,901	11,063,947	3/03/20	31,027	(323,627)
Brazilian Real . . . . . . . . . . . . . . .	JPHQ	Sell	48,177,901	10,996,608	3/03/20	256,287	(31,026)
Canadian Dollar . . . . . . . . . . . . . .	BOFA	Sell	513,690	382,003	3/06/20	–	(707)
Canadian Dollar . . . . . . . . . . . . . .	GSCO	Sell	1,476,450	1,104,829	3/06/20	5,232	(390)
Canadian Dollar . . . . . . . . . . . . . .	JPHQ	Sell	3,638,684	2,732,368	3/06/20	22,256	(788)
Canadian Dollar . . . . . . . . . . . . . .	MSCO	Sell	3,999,802	3,000,168	3/06/20	22,348	(2,122)
Canadian Dollar . . . . . . . . . . . . . .	UBSW	Buy	13,108,033	9,947,661	3/06/20	–	(181,886)
Canadian Dollar . . . . . . . . . . . . . .	UBSW	Sell	1,126,324	843,183	3/06/20	4,462	(415)
Turkish Lira . . . . . . . . . . . . . . . . .	JPHQ	Buy	5,488,821	897,189	3/06/20	–	(18,915)
Turkish Lira . . . . . . . . . . . . . . . . .	JPHQ	Sell	5,488,821	910,857	3/06/20	32,583	–
Chilean Peso . . . . . . . . . . . . . . . .	JPHQ	Buy	450,197,568	578,837	3/10/20	–	(28,383)
Chilean Peso . . . . . . . . . . . . . . . .	JPHQ	Sell	450,197,568	581,981	3/10/20	31,528	–
Colombian Peso. . . . . . . . . . . . . .	JPHQ	Buy	3,473,416,122	1,006,349	3/10/20	–	(19,823)
Colombian Peso. . . . . . . . . . . . . .	JPHQ	Sell	796,896,563	244,028	3/10/20	17,692	–
British Pound . . . . . . . . . . . . . . . .	MSCO	Sell	515,000	688,345	3/16/20	27,726	–
Malaysian Ringgit . . . . . . . . . . . . .	BZWS	Buy	3,445,000	827,687	3/16/20	–	(10,709)
Malaysian Ringgit . . . . . . . . . . . . .	BZWS	Sell	3,445,000	829,122	3/16/20	12,144	–
Swiss Franc. . . . . . . . . . . . . . . . .	JPHQ	Buy	455,625	468,614	3/17/20	4,228	–
Swiss Franc. . . . . . . . . . . . . . . . .	MSCO	Buy	7,247,164	7,470,599	3/17/20	52,219	(1,784)
Swiss Franc. . . . . . . . . . . . . . . . .	MSCO	Sell	241,929	247,858	3/17/20	–	(3,213)
Swiss Franc. . . . . . . . . . . . . . . . .	UBSW	Sell	10,233,205	10,481,619	3/17/20	–	(138,298)
Brazilian Real . . . . . . . . . . . . . . .	JPHQ	Buy	3,413,313	780,104	3/18/20	–	(17,728)
British Pound . . . . . . . . . . . . . . . .	BNYM	Buy	34,037	44,692	3/18/20	–	(1,029)
British Pound . . . . . . . . . . . . . . . .	BNYM	Sell	1,089,792	1,457,970	3/18/20	59,951	–
British Pound . . . . . . . . . . . . . . . .	MSCO	Sell	1,200,000	1,604,774	3/18/20	65,377	–
Chinese Yuan . . . . . . . . . . . . . . .	JPHQ	Buy	23,718,446	3,379,820	3/18/20	25,211	(7,829)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterpartya	Type	Quantity	Amount*	Date Appreciation		Depreciation
OTC Forward Exchange Contracts (continued)
Chinese Yuan . . . . . . . . . . . . . . .	JPHQ	Sell	23,718,446	3,427,917	3/18/20 $	30,715	$–
Euro . . . . . . . . . . . . . . . . . . . . . .	BNYM	Buy	422,632	465,766	3/18/20	3,835	(2,495)
Euro . . . . . . . . . . . . . . . . . . . . . .	BNYM	Sell	4,729,103	5,294,014	3/18/20	73,148	(5,879)
Euro . . . . . . . . . . . . . . . . . . . . . .	JPHQ	Buy	904,981	983,563	3/18/20	18,304	(1,655)
Euro . . . . . . . . . . . . . . . . . . . . . .	JPHQ	Sell	1,357,981	1,510,860	3/18/20	9,979	–
Euro . . . . . . . . . . . . . . . . . . . . . .	MSCO	Sell	50,000	55,937	3/18/20	676	–
Euro . . . . . . . . . . . . . . . . . . . . . .	JPHQ	Sell	1,079,732	363,297,991HUF	3/18/20	14,050	(20,708)
Indian Rupee . . . . . . . . . . . . . . . .	JPHQ	Sell	105,124,005	1,465,000	3/18/20	11,110	–
Indonesian Rupiah . . . . . . . . . . . .	JPHQ	Buy	12,955,016,497	907,786	3/18/20	–	(6,376)
Indonesian Rupiah . . . . . . . . . . . .	JPHQ	Sell 117,956,106,229		8,382,763	3/18/20	175,377	–
Mexican Peso . . . . . . . . . . . . . . .	JPHQ	Buy	34,964,090	1,802,590	3/18/20	6,554	(37,995)
Mexican Peso . . . . . . . . . . . . . . .	JPHQ	Sell	17,624,507	891,816	3/18/20	–	(975)
Polish Zloty . . . . . . . . . . . . . . . . .	JPHQ	Buy	3,064,701	795,063	3/18/20	–	(13,608)
Polish Zloty . . . . . . . . . . . . . . . . .	JPHQ	Sell	3,064,701	792,803	3/18/20	11,348	–
Russian Ruble . . . . . . . . . . . . . . .	JPHQ	Buy	20,800,144	327,794	3/18/20	–	(17,613)
Russian Ruble . . . . . . . . . . . . . . .	JPHQ	Sell	534,059,661	8,293,804	3/18/20	337,873	(8,199)
South African Rand. . . . . . . . . . . .	JPHQ	Buy	1,935,050	133,897	3/18/20	–	(10,202)
South African Rand. . . . . . . . . . . .	JPHQ	Sell	98,306,250	6,682,747	3/18/20	398,662	–
Swiss Franc. . . . . . . . . . . . . . . . .	BNYM	Buy	84,399	87,254	3/18/20	341	–
Swiss Franc. . . . . . . . . . . . . . . . .	BNYM	Sell	496,654	507,642	3/18/20	–	(7,819)
Taiwan Dollar. . . . . . . . . . . . . . . .	JPHQ	Buy	15,790,713	527,500	3/18/20	–	(5,614)
Thai Baht . . . . . . . . . . . . . . . . . .	JPHQ	Sell	44,871,048	1,436,172	3/18/20	13,676	–
Turkish Lira . . . . . . . . . . . . . . . . .	JPHQ	Buy	11,016,506	1,795,710	3/18/20	–	(43,585)
Turkish Lira . . . . . . . . . . . . . . . . .	JPHQ	Sell	11,016,506	1,753,234	3/18/20	1,247	(138)
Japanese Yenb. . . . . . . . . . . . . . .	MSCO	Buy	2,147,416,000	19,648,249	3/19/20	282,924	(250)
Japanese Yenb. . . . . . . . . . . . . . .	MSCO	Sell	2,500,180,000	22,713,111	3/19/20	–	(491,943)
Australian Dollarb . . . . . . . . . . . . .	MSCO	Buy	23,684,000	16,378,767	3/20/20	–	(942,280)
Australian Dollarb . . . . . . . . . . . . .	MSCO	Sell	43,495,000	29,622,218	3/20/20	1,273,535	–
British Pound . . . . . . . . . . . . . . . .	BNYM	Buy	96,160	123,896	3/20/20	–	(531)
British Pound . . . . . . . . . . . . . . . .	BNYM	Sell	2,510,557	3,258,854	3/20/20	38,043	–
British Pound . . . . . . . . . . . . . . . .	BZWS	Buy	1,750,000	2,298,277	3/20/20	–	(53,190)
British Pound . . . . . . . . . . . . . . . .	BZWS	Sell	1,761,000	2,310,046	3/20/20	50,846	–
British Poundb . . . . . . . . . . . . . . .	MSCO	Buy	9,079,000	11,913,484	3/20/20	–	(265,972)
British Poundb . . . . . . . . . . . . . . .	MSCO	Sell	4,366,000	5,665,796	3/20/20	64,625	–
Canadian Dollar . . . . . . . . . . . . . .	BZWS	Buy	6,175,000	4,712,852	3/20/20	–	(112,275)
Canadian Dollar . . . . . . . . . . . . . .	BZWS	Sell	11,642,000	8,853,229	3/20/20	179,560	–
Canadian Dollarb . . . . . . . . . . . . .	MSCO	Buy	15,340,000	11,754,174	3/20/20	89	(325,465)
Canadian Dollarb . . . . . . . . . . . . .	MSCO	Sell	16,698,000	12,620,104	3/20/20	179,551	–
Euro . . . . . . . . . . . . . . . . . . . . . .	BNYM	Buy	2,984,632	3,270,888	3/20/20	28,242	–
Euro . . . . . . . . . . . . . . . . . . . . . .	BNYM	Sell	21,947,180	23,905,966	3/20/20	–	(353,839)
Euro . . . . . . . . . . . . . . . . . . . . . .	BZWS	Buy	1,293,000	1,433,967	3/20/20	5,554	(10,270)
Euro . . . . . . . . . . . . . . . . . . . . . .	BZWS	Sell	6,365,000	7,097,006	3/20/20	67,646	(6,332)
Eurob . . . . . . . . . . . . . . . . . . . . .	MSCO	Buy	10,258,000	11,455,090	3/20/20	14,980	(131,162)
Eurob . . . . . . . . . . . . . . . . . . . . .	MSCO	Sell	29,264,000	32,544,527	3/20/20	263,861	(66,949)
Hong Kong Dollar . . . . . . . . . . . . .	BNYM	Buy	524,734	67,341	3/20/20	–	(20)
Hong Kong Dollar . . . . . . . . . . . . .	BNYM	Sell	18,296,759	2,355,617	3/20/20	8,213	–
Mexican Pesob . . . . . . . . . . . . . . .	MSCO	Buy	20,899,000	1,091,345	3/20/20	–	(33,027)
Mexican Pesob . . . . . . . . . . . . . . .	MSCO	Sell	2,359,000	122,277	3/20/20	2,858	(39)
New Zealand Dollarb . . . . . . . . . . .	MSCO	Buy	7,315,000	4,856,738	3/20/20	39	(283,559)
New Zealand Dollarb . . . . . . . . . . .	MSCO	Sell	9,365,000	5,980,374	3/20/20	125,529	–
Swiss Franc. . . . . . . . . . . . . . . . .	BNYM	Buy	38,353	39,555	3/20/20	256	–
Swiss Franc. . . . . . . . . . . . . . . . .	BNYM	Sell	2,989,501	3,065,054	3/20/20	–	(38,108)
Swiss Francb . . . . . . . . . . . . . . . .	MSCO	Buy	17,085,000	17,649,300	3/20/20	86,507	(1,229)
Swiss Francb . . . . . . . . . . . . . . . .	MSCO	Sell	7,513,000	7,715,296	3/20/20	142	(83,493)
Australian Dollar. . . . . . . . . . . . . .	BZWS	Sell	76,233	51,113	3/23/20	1,423	–
Australian Dollar. . . . . . . . . . . . . .	MSCO	Sell	2,367,976	1,610,376	3/23/20	66,889	–
Australian Dollar. . . . . . . . . . . . . .	UBSW	Buy	3,334,268	2,305,723	3/23/20	–	(132,391)
Australian Dollar. . . . . . . . . . . . . .	UBSW	Sell	890,059	611,208	3/23/20	31,053	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterpartya	Type	Quantity	Amount*	Date Appreciation		Depreciation
OTC Forward Exchange Contracts (continued)
Canadian Dollar . . . . . . . . . . . . . .	BOFA	Sell	145,000	109,467	3/23/20 $	1,437	$–
Euro . . . . . . . . . . . . . . . . . . . . . .	BOFA	Sell	155,000	167,542	3/23/20	–	(3,824)
Euro . . . . . . . . . . . . . . . . . . . . . .	BZWS	Buy	304,314	331,377	3/23/20	5,068	–
Euro . . . . . . . . . . . . . . . . . . . . . .	BZWS	Sell	115,000	124,285	3/23/20	–	(2,857)
Euro . . . . . . . . . . . . . . . . . . . . . .	GSCO	Buy	936,603	1,020,291	3/23/20	15,204	–
Euro . . . . . . . . . . . . . . . . . . . . . .	JPHQ	Buy	508,127	553,899	3/23/20	7,879	–
Euro . . . . . . . . . . . . . . . . . . . . . .	MSCO	Buy	1,042,249	1,135,614	3/23/20	16,682	–
Euro . . . . . . . . . . . . . . . . . . . . . .	MSCO	Sell	4,238,269	4,583,579	3/23/20	–	(102,192)
Euro . . . . . . . . . . . . . . . . . . . . . .	UBSW	Buy	903,282	984,063	3/23/20	14,593	–
Euro . . . . . . . . . . . . . . . . . . . . . .	UBSW	Sell	491,437	535,318	3/23/20	–	(8,008)
Japanese Yen . . . . . . . . . . . . . . .	BZWS	Sell	30,455,696	277,013	3/23/20	–	(5,722)
Japanese Yen . . . . . . . . . . . . . . .	MSCO	Buy	344,245,578	3,149,953	3/23/20	45,842	–
South Korean Won . . . . . . . . . . . .	JPHQ	Buy	502,316,294	414,588	3/25/20	–	(847)
Taiwan Dollar. . . . . . . . . . . . . . . .	JPHQ	Sell	105,935,707	3,479,577	3/25/20	–	(22,633)
Indian Rupee . . . . . . . . . . . . . . . .	JPHQ	Sell	38,358,029	531,179	3/26/20	1,129	–
Australian Dollar. . . . . . . . . . . . . .	JPHQ	Sell	102,305	67,655	3/30/20	959	–
British Pound . . . . . . . . . . . . . . . .	JPHQ	Buy	4,160,846	5,400,907	3/30/20	–	(61,355)
Canadian Dollar . . . . . . . . . . . . . .	JPHQ	Buy	3,397,918	2,580,062	3/30/20	–	(48,478)
Canadian Dollar . . . . . . . . . . . . . .	JPHQ	Sell	7,978,969	6,007,752	3/30/20	63,101	–
Chinese Yuan . . . . . . . . . . . . . . .	JPHQ	Sell	11,422,034	1,624,020	3/30/20	–	(9,262)
Euro . . . . . . . . . . . . . . . . . . . . . .	BOFA	Sell	7,092,421	7,865,261	3/30/20	20,444	–
Euro . . . . . . . . . . . . . . . . . . . . . .	JPHQ	Buy	758,785	829,659	3/30/20	9,622	–
Euro . . . . . . . . . . . . . . . . . . . . . .	JPHQ	Sell	6,198,845	6,747,025	3/30/20	–	(109,421)
Euro . . . . . . . . . . . . . . . . . . . . . .	UBSW	Buy	5,810,309	6,367,390	3/30/20	59,303	–
Hungarian Forint . . . . . . . . . . . . .	JPHQ	Buy	386,377,712	1,247,055	3/30/20	15,498	–
Japanese Yen . . . . . . . . . . . . . . .	JPHQ	Buy	232,788,499	2,121,950	3/30/20	40,000	–
Japanese Yen . . . . . . . . . . . . . . .	JPHQ	Sell	949,436,758	8,602,636	3/30/20	–	(214,959)
Mexican Peso . . . . . . . . . . . . . . .	JPHQ	Buy	297,252,069	15,494,761	3/30/20	–	(466,622)
New Israeli Shekel . . . . . . . . . . . .	JPHQ	Sell	1,811,629	529,827	3/30/20	6,688	–
New Zealand Dollar . . . . . . . . . . .	JPHQ	Sell	5,852,576	3,712,202	3/30/20	52,878	–
Norwegian Krone . . . . . . . . . . . . .	JPHQ	Buy	82,281,526	8,768,892	3/30/20	–	(22,293)
South African Rand. . . . . . . . . . . .	JPHQ	Buy	4,292,824	280,820	3/30/20	–	(6,920)
Swiss Franc. . . . . . . . . . . . . . . . .	JPHQ	Sell	12,710,833	13,040,456	3/30/20	–	(163,409)
Swiss Franc. . . . . . . . . . . . . . . . .	UBSW	Sell	2,195,900	2,273,424	3/30/20	–	(7,651)
Turkish Lira . . . . . . . . . . . . . . . . .	JPHQ	Buy	12,881,504	2,076,778	3/30/20	–	(40,476)
British Pound . . . . . . . . . . . . . . . .	BNYM	Sell	589,000	774,241	3/31/20	18,369	–
Canadian Dollar . . . . . . . . . . . . . .	BNYM	Sell	1,063,000	801,649	3/31/20	9,673	–
Euro . . . . . . . . . . . . . . . . . . . . . .	BNYM	Sell	3,500,000	3,933,930	3/31/20	62,411	–
Euro . . . . . . . . . . . . . . . . . . . . . .	JPHQ	Sell	1,470,000	1,627,080	3/31/20	1,042	–
Hong Kong Dollar . . . . . . . . . . . . .	BNYM	Sell	8,890,000	1,143,126	3/31/20	2,533	–
Japanese Yen . . . . . . . . . . . . . . .	JPHQ	Sell	6,200,000	56,890	3/31/20	–	(694)
Taiwan Dollar. . . . . . . . . . . . . . . .	JPHQ	Sell	61,540,395	2,059,854	3/31/20	24,854	–
Canadian Dollar . . . . . . . . . . . . . .	BOFA	Buy	7,882,888	5,962,783	4/03/20	–	(89,758)
Colombian Peso. . . . . . . . . . . . . .	MSCS	Sell	780,000,000	233,470	4/07/20	12,266	–
South Korean Won . . . . . . . . . . . .	JPHQ	Sell	453,204,615	388,520	4/08/20	15,145	–
Canadian Dollar . . . . . . . . . . . . . .	HSBC	Buy	1,100,000	843,216	4/13/20	–	(23,692)
Canadian Dollar . . . . . . . . . . . . . .	HSBC	Sell	1,100,000	826,744	4/13/20	7,220	–
Euro . . . . . . . . . . . . . . . . . . . . . .	BZWS	Buy	760,000	850,007	4/14/20	–	(8,656)
Euro . . . . . . . . . . . . . . . . . . . . . .	BZWS	Sell	760,000	833,743	4/14/20	–	(7,608)
Indonesian Rupiah . . . . . . . . . . . .	BOFA	Buy	5,788,190,000	418,282	4/14/20	–	(16,547)
Indonesian Rupiah . . . . . . . . . . . .	BOFA	Sell	5,788,190,000	417,950	4/14/20	16,215	–
Mexican Peso . . . . . . . . . . . . . . .	GSCO	Buy	7,895,000	414,784	4/14/20	–	(16,591)
Mexican Peso . . . . . . . . . . . . . . .	GSCO	Sell	7,895,000	412,390	4/14/20	14,197	–
New Zealand Dollar . . . . . . . . . . .	MSCS	Buy	635,000	421,938	4/14/20	–	(24,843)
New Zealand Dollar . . . . . . . . . . .	MSCS	Sell	635,000	416,458	4/14/20	19,363	–
Japanese Yen . . . . . . . . . . . . . . .	BOFA	Buy	184,190,000	1,690,555	4/15/20	21,519	–
Japanese Yen . . . . . . . . . . . . . . .	BOFA	Sell	184,190,000	1,684,038	4/15/20	–	(28,036)
Norwegian Krone . . . . . . . . . . . . .	BOFA	Buy	7,175,000	806,136	4/15/20	–	(43,448)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterpartya	Type	Quantity	Amount*	Date Appreciation		Depreciation
OTC Forward Exchange Contracts (continued)
Norwegian Krone . . . . . . . . . . . . .	BOFA	Sell	7,175,000	772,540	4/15/20 $	9,852	$–
Polish Zloty . . . . . . . . . . . . . . . . .	BOFA	Buy	1,605,000	421,459	4/15/20	–	(12,204)
Polish Zloty . . . . . . . . . . . . . . . . .	BOFA	Sell	1,605,000	411,412	4/15/20	2,157	–
Swedish Krona. . . . . . . . . . . . . . .	HSBC	Buy	3,995,000	422,917	4/15/20	–	(6,277)
Swedish Krona. . . . . . . . . . . . . . .	HSBC	Sell	3,995,000	414,043	4/15/20	–	(2,597)
British Pound . . . . . . . . . . . . . . . .	GSCO	Buy	1,681,659	2,181,345	4/20/20	–	(22,249)
British Pound . . . . . . . . . . . . . . . .	JPHQ	Buy	197,977	257,229	4/20/20	–	(3,045)
British Pound . . . . . . . . . . . . . . . .	MSCO	Buy	200,245	258,629	4/20/20	–	(1,533)
British Pound . . . . . . . . . . . . . . . .	MSCO	Sell	2,079,882	2,699,067	4/20/20	28,690	–
New Zealand Dollar . . . . . . . . . . .	BZWS	Buy	501,525	323,701	4/20/20	–	(10,055)
New Zealand Dollar . . . . . . . . . . .	JPHQ	Sell	501,511	313,587	4/20/20	–	(50)
Australian Dollar. . . . . . . . . . . . . .	HSBC	Buy	1,200,000	827,866	4/22/20	–	(45,254)
Australian Dollar. . . . . . . . . . . . . .	HSBC	Sell	1,200,000	802,818	4/22/20	20,206	–
Canadian Dollar . . . . . . . . . . . . . .	BNYM	Sell	3,556,000	2,671,451	4/22/20	22,195	–
Thai Baht . . . . . . . . . . . . . . . . . .	UBSW	Sell	25,860,000	851,050	4/22/20	30,669	–
Brazilian Real . . . . . . . . . . . . . . .	JPHQ	Buy	1,629,713	380,525	4/27/20	–	(17,163)
Brazilian Real . . . . . . . . . . . . . . .	JPHQ	Sell	1,840,391	438,926	4/27/20	28,591	–
Indonesian Rupiah . . . . . . . . . . . .	JPHQ	Sell	7,274,386,928	520,255	4/27/20	15,959	–
Brazilian Real . . . . . . . . . . . . . . .	CITI	Buy	1,690,000	398,754	4/30/20	–	(21,998)
Brazilian Real . . . . . . . . . . . . . . .	CITI	Sell	1,690,000	389,715	4/30/20	12,959	–
British Pound . . . . . . . . . . . . . . . .	DBAB	Sell	166,000	216,566	4/30/20	3,389	–
British Pound . . . . . . . . . . . . . . . .	MSCO	Buy	342,059	442,835	4/30/20	–	(3,562)
British Pound . . . . . . . . . . . . . . . .	MSCO	Sell	344,001	442,931	4/30/20	1,165	–
Canadian Dollar . . . . . . . . . . . . . .	MSCO	Buy	625,101	470,986	4/30/20	–	(5,286)
Canadian Dollar . . . . . . . . . . . . . .	MSCO	Sell	3,803,343	2,868,847	4/30/20	35,420	(66)
Danish Krone. . . . . . . . . . . . . . . .	MSCO	Buy	7,153,184	1,049,196	4/30/20	11,879	–
Danish Krone. . . . . . . . . . . . . . . .	MSCO	Sell	27,994,446	4,064,118	4/30/20	–	(88,466)
Euro . . . . . . . . . . . . . . . . . . . . . .	MSCO	Buy	290,858	316,969	4/30/20	5,318	–
Euro . . . . . . . . . . . . . . . . . . . . . .	MSCO	Sell	68,658	75,644	4/30/20	–	(433)
Japanese Yen . . . . . . . . . . . . . . .	MSCO	Buy	70,036,815	638,762	4/30/20	12,755	–
Japanese Yen . . . . . . . . . . . . . . .	MSCO	Sell	70,036,815	628,893	4/30/20	–	(22,624)
South African Rand. . . . . . . . . . . .	MSCO	Buy	2,696,484	177,318	4/30/20	–	(6,042)
South African Rand. . . . . . . . . . . .	MSCS	Buy	17,835,000	1,128,719	4/30/20	4,127	–
South African Rand. . . . . . . . . . . .	MSCS	Sell	17,835,000	1,206,919	4/30/20	74,073	–
Swedish Krona. . . . . . . . . . . . . . .	MSCO	Buy	32,828,394	3,404,299	4/30/20	21,433	–
Swedish Krona. . . . . . . . . . . . . . .	MSCO	Sell	36,580,533	3,736,399	4/30/20	–	(80,879)
Swiss Franc. . . . . . . . . . . . . . . . .	MSCO	Buy	1,792,808	1,838,242	4/30/20	27,963	–
Swiss Franc. . . . . . . . . . . . . . . . .	MSCO	Sell	84,753	87,778	4/30/20	–	(445)
Swiss Franc. . . . . . . . . . . . . . . . .	UBSW	Sell	2,261,455	2,329,533	4/30/20	–	(24,506)
Euro . . . . . . . . . . . . . . . . . . . . . .	HSBC	Sell	40,000	43,921	5/13/20	–	(432)
South Korean Won . . . . . . . . . . . .	JPHQ	Sell	4,258,651,367	3,609,027	6/18/20	95,755	–
Total Forward Exchange Contracts	. . . . . . . . . . . .	. . . . .	. . . . . . . . . . . . . .	. . . . . . .		$5,615,220	$(6,235,825)
Net unrealized appreciation (depreciation) . .		. . . . .	. . . . . . . . . . . . . .	. . . . . . .			$(620,605)

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 7.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 29, 2020, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment						Unamortized
	Rate						Upfront	Unrealized
	Received	Payment		Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency		Date	Amounta	Value	(Receipts) (Depreciation)		Ratingb
Centrally Cleared Swap Contracts
Contracts to Buy Protectionc
Single Name
Government of Malaysia . .	(1.00)%	Quarterly		12/20/24	1,796,000	$(33,091)	$(47,585)	$14,494
Government of Mexico . . .	(1.00)%	Quarterly		6/20/23	1,763,000	(12,856)	(441)	(12,415)
Government of Mexico . . .	(1.00)%	Quarterly		12/20/23	4,066,000	(22,229)	(11,463)	(10,766)
Government of Mexico . . .	(1.00)%	Quarterly		12/20/23	61,000	(334)	(945)	611
Government of South Africa	(1.00)%	Quarterly		12/20/24	3,065,000	161,008	90,737	70,271
Government of South Africa	(1.00)%	Quarterly		12/20/24	4,478,000	235,235	132,619	102,616
Government of South Korea	(1.00)%	Quarterly		6/20/24	2,481,367	(72,382)	(83,106)	10,724
Government of South Korea	(1.00)%	Quarterly		12/20/24	1,632,000	(50,005)	(53,378)	3,373
Government of Turkey. . . .	(1.00)%	Quarterly		9/20/20	1,976,000	10,435	157,717	(147,282)
Government of Turkey. . . .	(1.00)%	Quarterly		6/20/24	141,000	14,579	14,153	426
Neiman Marcus Group LLC
(The) . . . . . . . . . . . . . .	(5.00)%	Quarterly		6/20/24	718,000	502,071	563,458	(61,387)
Traded Index
CDX.HY.33 . . . . . . . . . .	(5.00)%	Quarterly		12/20/24	2,514,600	(128,205)	(205,191)	76,986
Contracts to Sell Protectionc,d
Single Name
Government of South Africa	1.00%	Quarterly		12/20/24	874,000	(45,912)	(25,494)	(20,418)	BB+
Government of Turkey. . . .	1.00%	Quarterly		12/20/22	826,000	(48,968)	(37,352)	(11,616)	B+
Traded Index
CDX.NA.33 . . . . . . . . . .	1.00%	Quarterly		12/20/24	59,220,000	878,956	1,077,351	(198,395) Investment
									Grade

Total Centrally Cleared Swap Contracts . . . . .						$1,388,302	$1,571,080	$(182,778)
OTC Swap Contracts
Contracts to Buy Protectionc
Single Name			Counterparty
Enel SpA . . . . . . . . . . .	(1.00)%	Quarterly	BOFA	6/20/23	85,000EUR	(1,810)	(33)	(1,777)
Enel SpA . . . . . . . . . . .	(1.00)%	Quarterly	MSCS	12/20/23	330,000EUR	(6,992)	1,680	(8,672)
Government of Italy . . . . .	(1.00)%	Quarterly	JPHQ	6/20/24	218,000	3,297	2,057	1,240
Government of Mexico . . .	(1.00)%	Quarterly	CITI	12/20/24	425,000	816	(4,263)	5,079
Groupe Casino . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	189,000EUR	22,412	13,843	8,569
Groupe Casino . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	211,000EUR	25,021	15,455	9,566
Groupe Casino . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	210,000EUR	24,903	19,214	5,689
Groupe Casino . . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	190,000EUR	22,531	15,540	6,991
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	12/20/21	398,000	(31,341)	(29,621)	(1,720)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	719,000	(11,369)	(59,431)	48,062
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	138,362	(2,188)	(13,488)	11,300
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	34,638	(548)	(3,377)	2,829
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	18,000	177	(357)	534
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	18,000	(180)	–	(180)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	CITI	12/20/24	69,000	(1,091)	(6,110)	5,019
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	180,000	(2,846)	(14,521)	11,675
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	22,000	(348)	(1,409)	1,061
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	18,000	177	(357)	534
Intrum AB . . . . . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	136,000EUR	(4,826)	(15,672)	10,846
Intrum AB . . . . . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	57,000EUR	(2,022)	(7,251)	5,229
Intrum AB . . . . . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	2,000EUR	(71)	(196)	125

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic
	Payment						Unamortized
	Rate						Upfront	Unrealized
	Received	Payment		Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amounta	Value	(Receipts) (Depreciation)		Ratingb
OTC Swap Contracts (continued)
Contracts to Buy Protectionc (continued)
Single Name (continued)
Jaguar Land Rover. . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	50,000EUR $	2,442	$(776)	$3,218
Jaguar Land Rover. . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	20,000EUR	977	(550)	1,527
Jaguar Land Rover. . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	13,000EUR	635	(202)	837
JC Penney Corp. . . . . . . .	(5.00)%	Quarterly	MSCO	12/20/20	23,000	2,294	3,047	(753)
JC Penney Corp. . . . . . . .	(5.00)%	Quarterly	MSCO	12/20/20	29,000	2,893	3,770	(877)
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	121,000	30,061	25,266	4,795
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	121,000	30,061	26,442	3,619
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	360,000	89,437	98,985	(9,548)
Kimco Realty Corp. . . . . .	(1.00)%	Quarterly	JPHQ	6/20/24	122,000	(898)	–	(898)
Kohl's Corp. . . . . . . . . . .	(1.00)%	Quarterly	GSCO	12/20/24	1,151,000	34,545	23,800	10,745
Kohl's Corp. . . . . . . . . . .	(1.00)%	Quarterly	MSCO	12/20/24	153,000	4,592	2,787	1,805
Lloyds Bank PLC . . . . . . .	(1.00)%	Quarterly	JPHQ	12/20/24	540,000EUR	8,549	2,257	6,292
Macy's . . . . . . . . . . . . .	(1.00)%	Quarterly	BZWS	12/20/24	50,000	2,844	2,044	800
Macy's . . . . . . . . . . . . .	(1.00)%	Quarterly	BZWS	12/20/24	105,000	5,973	4,367	1,606
Macy's . . . . . . . . . . . . .	(1.00)%	Quarterly	MSCO	12/20/24	100,000	5,688	4,130	1,558
MBIA Inc. . . . . . . . . . . .	(1.00)%	Quarterly	CITI	6/20/21	340,000	(22,988)	(20,271)	(2,717)
MBIA Inc. . . . . . . . . . . .	(5.00)%	Quarterly	CITI	12/20/24	216,000	(33,215)	(36,518)	3,303
MBIA Inc. . . . . . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	360,000	(55,358)	(57,262)	1,904
NRG Energy Inc. . . . . . . .	(5.00)%	Quarterly	BZWS	6/20/24	288,000	(51,359)	(50,519)	(840)
Simon Property Group LP. .	(1.00)%	Quarterly	BZWS	12/20/24	540,000	(9,217)	(13,887)	4,670
Simon Property Group LP. .	(1.00)%	Quarterly	GSCO	12/20/24	25,000	(427)	(588)	161
Simon Property Group LP. .	(1.00)%	Quarterly	MSCO	12/20/24	370,000	(6,316)	(8,699)	2,383
Softbank Group Corp. . . . .	(1.00)%	Quarterly	CITI	12/20/24	96,500,000JPY	43,864	50,098	(6,234)
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	143,000	5,955	(549)	6,504
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	443,000	17,648	21,904	(4,256)
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	GSCO	6/20/25	353,000	26,088	6,418	19,670
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	63,000	2,624	1,180	1,444
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	MSCO	12/20/24	63,000	2,623	1,526	1,097
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	MSCO	12/20/24	63,000	2,623	1,640	983
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	MSCS	12/20/24	360,000	14,992	2,076	12,916
Telecom Italia SpA . . . . . .	(1.00)%	Quarterly	GSCO	12/20/24	122,000EUR	3,663	3,217	446
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	84,000	19,446	3,661	15,785
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	185,000	42,828	26,880	15,948
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	534,000	123,622	44,980	78,642
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	434,000	100,471	69,953	30,518
Unisys Corp. . . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	20,000	(3,057)	(3,151)	94
Unisys Corp. . . . . . . . . .	(5.00)%	Quarterly	CITI	12/20/24	20,000	(3,058)	(3,250)	192
Unisys Corp. . . . . . . . . .	(5.00)%	Quarterly	CITI	12/20/24	20,000	(3,057)	(3,103)	46
Uniti Group . . . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	141,000	9,695	19,191	(9,496)
Traded Index
CDX.EM.32 . . . . . . . . . .	(1.00)%	Quarterly	BOFA	12/20/24	1,690,000	106,108	77,519	28,589
CDX.EM.32 . . . . . . . . . .	(1.00)%	Quarterly	CITI	12/20/24	845,000	53,054	41,672	11,382
Contracts to Sell Protectionc,d
Single Name
Transocean Inc. . . . . . . .	1.00%	Quarterly	MSCS	12/20/24	45,000	(15,633)	(15,741)	108	CCC+

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic
	Payment						Unamortized
	Rate						Upfront	Unrealized
	Received	Payment		Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amounta	Value	(Receipts) (Depreciation) Ratingb
OTC Swap Contracts (continued)
Contracts to Sell Protectionc,d (continued)
Traded Index
CDX.NA.IG.33 . . . . . . . .	1.00%	Quarterly	JPHQ	12/20/24	9,400,000	$158,317	$173,505	$(15,188) Investment
CDX.NA.IG.33 . . . . . . . .								Grade
	1.00%	Quarterly	MSCS	12/20/24	9,400,000	158,317	169,228	(10,911) Investment
ITRX.EUR.32 . . . . . . . . .								Grade
	1.00%	Quarterly	JPHQ	12/20/24	1,800,000EUR	37,890	13,575	24,315 Investment
								Grade
Total OTC Swap Contracts . . . . . . . . . . . . .						$979,938	$621,755	$358,183
Total Credit Default Swap Contracts . . . . . . . . . . . . . . . . . . . . .						$2,368,240	$2,192,835	$175,405

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At February 29, 2020, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

					Value/Unrealized
	Payment	Maturity	Notional		Appreciation
Description	Frequency	Date	Amount		(Depreciation)

Centrally Cleared Swap Contracts
Receive Fixed 4.86%
Pay Floating rate BZDIOVRA . . . . . . . .	Annually	1/03/22	12,408,248	BRL	$17,017
Receive Fixed 4.88%
Pay Floating rate BZDIOVRA . . . . . . . .	Annually	1/03/22	12,443,104	BRL	17,724
Receive Fixed 5.57%
Pay Floating rate BZDIOVRA . . . . . . . .	Annually	1/02/23	5,328,897	BRL	13,717
Receive Fixed 5.63%
Pay Floating rate BZDIOVRA . . . . . . . .	Annually	1/02/23	5,005,809	BRL	14,850
Receive Fixed 5.88%
Pay Floating rate BZDIOVRA . . . . . . . .	Annually	1/02/23	12,922,100	BRL	62,266
Receive Fixed 5.94%
Pay Floating rate BZDIOVRA . . . . . . . .	Annually	1/02/25	5,264,640	BRL	461
Receive Fixed 2.92%
Pay Floating CFETS China Fixing Repo 7 Day rate . . . .	Quarterly	3/18/25	12,289,247	CNY	43,260
Receive Fixed 3.04%
Pay Floating CFETS China Fixing Repo 7 Day rate . . . .	Quarterly	3/18/25	32,140,637	CNY	138,038
Receive Fixed 6.84%
Pay Floating Banxico Mexico 1 Month rate	Monthly	3/06/30	34,200,297	MXN	3,788
Receive Floating rate 6 Month USD-LIBOR
Pay Fixed rate 0.86% . . . . . . . . . . . .	Semi-Annually	3/18/70	347,580	GBP	(44,136)
Receive Floating rate 6 Month USD-LIBOR
Pay Fixed rate 0.99% . . . . . . . . . . . .	Semi-Annually	3/18/70	735,045	GBP	(148,270)
Total Interest Rate Swap Contracts . . . . . . . . . . . .	. . . . . . . . . . . . . . . .	. . . . . . . . . .	. . . . . . . .	. . . .	$118,715

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 29, 2020, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

						Unamortized	Value/
						Upfront	Unrealized
		Payment	Counter-	Maturity	Notional	Payments	Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*	(Receipts)	(Depreciation)

OTC Swap Contracts

Commodity Contracts - Shorta

Bloomberg Commodity Indexb . . . . . . .	0.15%	Annually	MSCS	3/10/20	4,844,953		$–	$ 210,177
Equity Contracts – Longc
Allergan PLC . . . . . . . . . . . . . . . . .	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	3,933,576		–	593,462
Altran Technologies SA . . . . . . . . . . .	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	670,183	EUR	–	10,875
Altran Technologies SA . . . . . . . . . . .	1-Month LIBOR + 0.35%	Monthly	BZWS	10/19/20	1,558,034	EUR	–	(1,170)
Anglo American PLC . . . . . . . . . . . .	1-Month LIBOR + 0.50%	Monthly	MSCS	1/20/21	534,932	GBP	–	(109,525)
Anima Holding SpA . . . . . . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	12/21/20	1,104,587	EUR	–	(159,430)
Anixter International Inc. . . . . . . . . . .	1-Day FEDEF + 0.40%	Monthly	MSCO	12/23/20	1,675,627		–	157,854
Antofagasta PLC . . . . . . . . . . . . . . .	1-Month LIBOR + 0.50%	Monthly	MSCO	3/02/21	81,071	GBP	–	(1,502)
Ashtead Group PLC . . . . . . . . . . . . .	1-Month LIBOR + 0.50%	Monthly	MSCS	1/20/21	1,988,988	GBP	–	(134,623)
Barclays PLC . . . . . . . . . . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	835,861	GBP	–	(134,837)
BNP Paribas SA . . . . . . . . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	12/21/20	1,797,279	EUR	–	(301,733)
Bolsas y Mercados Espanoles SHMSF SA	1-Month LIBOR + 0.48%	Monthly	BZWS	12/21/20	672,179	EUR	–	(5,128)
Bureau Veritas SA . . . . . . . . . . . . . .	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	740,796	EUR	–	(96,760)
Caesars Entertainment Corp. . . . . . . .	1-Month LIBOR + 0.35%	Monthly	BZWS	8/17/20	172,209		–	(3,210)
Caesars Entertainment Corp. . . . . . . .	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	4,086,822		–	266,900
Caltex Australia LTD. . . . . . . . . . . . .	1-Month BBSW + 0.55%	Monthly	MSCS	12/22/21	1,700,376	AUD	–	(58,630)
Celesio AG . . . . . . . . . . . . . . . . . .	1-Day EONIA + 0.65%	Monthly	MSCS	11/04/20	3,737,659	EUR	–	(17,029)
Cie Plastic Omnium SA . . . . . . . . . . .	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/12/21	612,086	EUR	–	(142,733)
Croda International PLC . . . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	624,783	GBP	–	(82,676)
Danone SA . . . . . . . . . . . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	12/21/20	3,949,409	EUR	–	(575,866)
EDP Renovaveis SA . . . . . . . . . . . . .	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	797,888	EUR	–	550,638
EI Group PLC. . . . . . . . . . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	BZWS	2/08/21	874,444	GBP	–	(854)
Energy Transfer Equity LP . . . . . . . . .	1-Month LIBOR + 0.65%	Monthly	CITI	6/22/20	706,909		–	(73,392)
Eurofins Scientific SE . . . . . . . . . . . .	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	1,701,551	EUR	–	(101,512)
Faurecia . . . . . . . . . . . . . . . . . . . .	1-Day EONIA + 0.65%	Monthly	MSCO	9/04/20	384,625	EUR	–	(30,220)
Ferguson PLC . . . . . . . . . . . . . . . .	1-Day FEDEF + 0.65%	Monthly	MSCO	3/17/21	545,134		–	(68,372)
Fiat Chrysler Automobiles NV . . . . . . .	1-Day EONIA + 0.65%	Monthly	MSCO	9/04/20	1,459,518	EUR	–	(129,918)
Government of Indonesia . . . . . . . . . .	3-Month LIBOR + 0.35%	Monthly	BOFA	1/27/21	850,774		–	(55,881)
Government of Ukraine . . . . . . . . . . .	0.35%	Monthly	BOFA	7/08/20	–		1,707,737	(46,700)
GrandVision NV . . . . . . . . . . . . . . .	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	3,694,520	EUR	–	20,064
Haier Electronics Group Co. . . . . . . . .	1-Month HIBOR + 0.55%	Monthly	MSCS	11/24/21	3,772,481	HKD	–	(52,790)
HeidelbergCement AG . . . . . . . . . . .	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	1,945,312	EUR	–	(340,278)
Hikma Pharmaceuticals PLC . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	87,467	GBP	–	(5,493)
Hitachi Chemical Company, Ltd. . . . . . .	1-Month LIBOR + 0.55%	Monthly	MSCS	11/24/21	411,920,189	JPY	–	(33,384)
Hitachi High-Technologies Corp.. . . . . .	1-Month LIBOR + 0.55%	Monthly	MSCS	11/24/21	110,816,479	JPY	–	39,370
Iliad SA . . . . . . . . . . . . . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	12/21/20	3,883,514	EUR	–	(390,154)
ITV PLC . . . . . . . . . . . . . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	1,645,793	GBP	–	(289,543)
Keppel Corp. . . . . . . . . . . . . . . . . .	1-Month STIBOR + 0.55%	Monthly	MSCS	12/22/21	1,786,387	SGD	–	(80,184)
Kering SA . . . . . . . . . . . . . . . . . . .	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	670,500	EUR	–	(74,586)
Knight-Swift Transportation Holdings Inc.	1-Month LIBOR + 0.55%	Monthly	MSCS	9/22/20	3,486,327		–	(443,499)
LINE Corp. . . . . . . . . . . . . . . . . . .	1-Month LIBOR + 0.55%	Monthly	MSCS	11/24/21	322,911,580	JPY	–	395
Millicom International Cellular SA . . . . .	1-Week STIBOR +0.65%	Monthly	MSCO	12/21/21	14,503,500	SEK	–	(21,853)
Norfolk Southern Corp. . . . . . . . . . . .	1-Month LIBOR + 0.50%	Monthly	MSCO	9/22/20	4,322,309		–	(504,629)
NVR Inc. . . . . . . . . . . . . . . . . . . . .	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	2,228,576		–	202,764
Rio Tinto PLC. . . . . . . . . . . . . . . . .	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	2,602,747		–	(346,869)
RSA Insurance Group PLC . . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	1,096,734	GBP	–	(121,667)
Ryanair Holdings PLC . . . . . . . . . . . .	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	638,239	EUR	–	(142,771)
Smiths Group PLC . . . . . . . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	1,004,953	GBP	–	(151,377)
Societe Generale SA . . . . . . . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	12/21/20	1,403,814	EUR	–	(234,333)
Sophos Group PLC . . . . . . . . . . . . .	1-Day FEDEF + 0.65%	Monthly	MSCS	3/17/21	796,028		–	14,154
Sports Direct International PLC . . . . . .	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	681,890	GBP	–	(157,775)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

						Unamortized	Value/
						Upfront	Unrealized
		Payment	Counter-	Maturity	Notional	Payments	Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*	(Receipts)	(Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Longc (continued)

Sprint Corp. . . . . . . . . . . . . . . . . . .	1-Day FEDEF + 0.40%	Monthly	MSCO	12/23/20	1,561,672		$–	$79,974
Stars Group Inc. (The). . . . . . . . . . . .	1-Day SONIA + 0.40%	Monthly	MSCS	10/19/21	1,042,392	GBP	–	157,932
Stroeer SE & Co. KGaA . . . . . . . . . . .	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/20	3,287,420	EUR	–	(429,921)
Tallgrass Energy Partners LP . . . . . . .	1-Month LIBOR + 0.40%	Monthly	BZWS	10/02/20	3,932,919		–	(34,007)
Telefonica SA. . . . . . . . . . . . . . . . .	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	630,832	EUR	–	(165,542)
United Technologies Corp. . . . . . . . . .	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	4,340,879		–	(231,063)
Vodafone Group PLC . . . . . . . . . . . .	1-Day SONIA + 0.65%	Monthly	MSCS	2/08/21	1,226,971	GBP	–	(62,780)
								(4,551,817)
Equity Contracts – Shorta (continued)

AbbVie Inc. . . . . . . . . . . . . . . . . . .	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	1,371,194		–	(384,318)
Air China LTD. . . . . . . . . . . . . . . . .	1-Day HONIX - 0.50%	Monthly	MSCO	1/26/22	1,351,973	HKD	–	2,692
Alstom . . . . . . . . . . . . . . . . . . . . .	1-Day EONIA - 0.40%	Monthly	MSCO	2/25/21	662,001	EUR	–	4,410
Brookfield Renewable Partners . . . . . .	1-Day FEDEF - 3.68%	Monthly	MSCO	2/04/21	364,060		–	36,797
Colruyt SA. . . . . . . . . . . . . . . . . . .	1-Day EONIA - 0.40%	Monthly	MSCS	12/21/20	1,608,017	EUR	–	145,618
Digital Realty Trust Inc. . . . . . . . . . . .	1-Month LIBOR - 0.35%	Monthly	BZWS	12/02/20	3,580,594		–	239,657
Easyjet PLC. . . . . . . . . . . . . . . . . .	1-Day SONIA - 0.35%	Monthly	BOFA	3/01/21	182,604	GBP	–	(4,207)
Eldorado Resorts Inc. . . . . . . . . . . . .	1-Month LIBOR - 0.50%	Monthly	BZWS	8/17/20	562,162		–	13,377
Eldorado Resorts Inc. . . . . . . . . . . . .	1-Day FEDEF - 1.77%	Monthly	MSCS	2/04/21	1,323,569		–	(221,674)
Elisa OYJ . . . . . . . . . . . . . . . . . . .	1-Day EONIA - 0.40%	Monthly	MSCS	12/21/20	423,992	EUR	–	30,123
Flutter Entertainment PLC . . . . . . . . .	1-Month LIBOR - 0.43%	Monthly	BZWS	11/04/20	4,781,737		–	336,918
Flutter Entertainment PLC . . . . . . . . .	1-Day SONIA - 0.35%	Monthly	MSCS	2/08/21	1,124,532	GBP	–	(106,798)
Genworth Financial Inc. . . . . . . . . . . .	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/21	148,847		–	3,783
Glencore PLC. . . . . . . . . . . . . . . . .	1-Day SONIA - 0.35%	Monthly	MSCO	1/20/21	329,057	GBP	–	85,993
Hannover Rueck SE . . . . . . . . . . . . .	1-Day EONIA - 0.35%	Monthly	MSCS	12/21/20	759,089	EUR	–	114,603
Hennes & Mauritz AB . . . . . . . . . . . .	1-Week STIBOR - 0.40%	Monthly	MSCS	11/10/20	7,216,898	SEK	–	113,582
InterContinental Hotels Group . . . . . . .	1-Day SONIA - 0.35%	Monthly	MSCO	1/20/21	327,028	GBP	–	45,825
International Consolidated Airline . . . . .	1-Day SONIA - 0.35%	Monthly	MSCO	1/20/21	323,769	GBP	–	78,510
JD Sports Fashion PLC . . . . . . . . . . .	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/20	170,833	GBP	–	28,265
Kuehne + Nagel International AG . . . . .	1-Day SARON - 0.40%	Monthly	MSCO	2/09/22	45,035	CHF	–	4,286
L'Oreal SA. . . . . . . . . . . . . . . . . . .	1-Day EONIA - 0.35%	Monthly	MSCS	12/21/20	575,992	EUR	–	69,698
Marks & Spencer Group PLC . . . . . . .	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/20	271,430	GBP	–	45,697
Morgan Stanley MSPSCCKH Index . . . .	1-Day FEDEF - 0.35%	Monthly	MSCO	9/22/20	173,223		–	20,376
Morgan Stanley MSPSLBH Index . . . . .	1-Day FEDEF - 0.35%	Monthly	MSCO	9/22/20	1,082,324		–	130,740
Morgan Stanley MSPSIYT Index. . . . . .	1-Day FEDEF - 0.35%	Monthly	MSCO	9/22/20	442,490		–	23,392
Morgan Stanley MSPSFERL Index . . . .	1-Day FEDEF - 0.35%	Monthly	MSCO	9/22/20	404,186		–	47,470
Morgan Stanley MSPSXLI Index. . . . . .	1-Day FEDEF - 0.45%	Monthly	MSCS	9/22/20	1,431,891		–	127,325
Morgan Stanley MSPSXOP Index . . . . .	1-Day FEDEF - 0.45%	Monthly	MSCS	9/22/20	771,571		–	210,833
Nestle SA . . . . . . . . . . . . . . . . . . .	1-Day SARON - 0.35%	Monthly	MSCS	7/14/20	1,167,225	CHF	–	114,591
Next PLC . . . . . . . . . . . . . . . . . . .	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/20	508,353	GBP	–	75,566
Peugeot SA . . . . . . . . . . . . . . . . . .	1-Day EONIA - 0.40%	Monthly	MSCO	9/04/20	1,320,071	EUR	–	133,883
Raytheon Co. . . . . . . . . . . . . . . . . .	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	2,819,917		–	402,012
Ryanair Holdings PLC . . . . . . . . . . . .	1-Day EONIA - 0.35%	Monthly	BOFA	3/01/21	256,777	EUR	–	(4,141)
S&P High Beta Total Return Index . . . .	1-Month LIBOR	Monthly	BZWS	5/04/20	2,424,057		–	236,689
SKF AB . . . . . . . . . . . . . . . . . . . .	1-Week STIBOR - 0.35%	Monthly	MSCO	3/01/21	4,334,039	SEK	–	9,910
Swisscom AG. . . . . . . . . . . . . . . . .	1-Day SARON - 0.35%	Monthly	MSCS	7/14/20	785,385	CHF	–	70,971
T-Mobile US Inc. . . . . . . . . . . . . . . .	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/21	1,757,426		–	108,760
Valeo SA . . . . . . . . . . . . . . . . . . .	1-Day EONIA - 0.40%	Monthly	MSCS	1/12/21	620,963	EUR	–	174,982
WESCO International Inc.. . . . . . . . . .	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/21	94,952		–	15,677
								2,581,873
Interest Rate Contracts - Longc
Egyptian Treasury Bill . . . . . . . . . . . .	3-Month LIBOR + 0.40%	Monthly	DBAB	5/12/20	–		593,025	50,774
Egyptian Treasury Bill . . . . . . . . . . . .	3-Month LIBOR + 0.40%	Monthly	GSCO	5/12/20	646,938		–	(6,256)
Government of Indonesia . . . . . . . . . .	3-Month LIBOR + 0.60%	Monthly	BOFA	4/15/20	1,784,968		–	(19,292)
Government of Indonesia . . . . . . . . . .	3-Month LIBOR + 0.60%	Quarterly	BOFA	6/22/20	260,257		–	7,039
Government of Indonesia . . . . . . . . . .	3-Month LIBOR + 0.60%	Quarterly	DBAB	5/15/24	352,062		–	9,424
Government of Indonesia . . . . . . . . . .	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	2,743,329		–	(20,428)
Government of Indonesia . . . . . . . . . .	3-Month LIBOR + 0.60%	Monthly	DBAB	5/15/48	1,276,836		–	(50,972)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

						Unamortized	Value/
						Upfront	Unrealized
		Payment	Counter-	Maturity	Notional	Payments	Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value*	(Receipts)	(Depreciation)

OTC Swap Contracts (continued)

Interest Rate Contracts – Longc (continued)

Pakistan Treasury Bill . . . . . . . . . . . .	1-Day FEDEF	Monthly	CITI	7/16/20	482,208	$	– $	2,228
								(27,483)

Total Total Return Swap Contracts . . . . . . . . . . . . .	. . . . . . . . . . . . .	. . . . . . . . .	. . . . . .	. . . . . . . . . . .	. . . . . . . . . .			$(1,787,250)

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 7. cThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio
BNYM	The Bank of New York Mellon Corp.	ARS	Argentine Peso	ADR	American Depositary Receipt
BOFA	Bank of America Corp.	AUD	Australian Dollar	ARLLMONP	Argentina Blended Policy Rate
BZWS	Barclays Bank PLC	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
CITI	Citigroup, Inc.	CAD	Canadian Dollar	BADLAR	Argentina Deposit Rates BADLAR Private Banks ARS
DBAB	Deutsche Bank, AG	CHF	Swiss Franc	BBSW	Bank Bill Swap Rate
GSCO	The Goldman Sachs Group, Inc.	CLP	Chilean Peso	BZDIOVRA	Brazil Interbank Deposit Rate
HSBC	HSBC Bank USA, N.A.	CNY	Chinese Yuan	CAC	Cotation Assistee en Continu
JPHQ	JP Morgan Chase & Co.	COP	Colombian Peso	CFETS	China Foreign Exchange Trade System
MSCO	Morgan Stanley	EGP	Egyptian Pound	CLO	Collateralized Loan Obligation
MSCS	Morgan Stanley Capital Services LLC	EUR	Euro	CME	Chicago Mercantile Exchange
UBSW	UBS AG	GBP	British Pound	CMT	Constant Maturity Treasury Index
		HKD	Hong Kong Dollar	DAX	Deutscher Aktienindex
		HUF	Hungarian Forint	DJIA	Dow Jones Industrial Average
		JPY	Japanese Yen	EONIA	Euro OverNight Index Average
		MXN	Mexican Peso	ETF	Exchange Traded Fund
		NOK	Norwegian Krone	EURIBOR	Euro Interbank Offered Rate
		NZD	New Zealand Dollar	FEDEF	Federal Funds Effective Rate
		PKR	Pakistani Rupee	FHLMC	Federal Home Loan Mortgage Corp.
Index		RUB	Russian Ruble	FNMA	Federal National Mortgage Association
CDX.EM	CDX Emerging Markets Index	SEK	Swedish Krona	FRN	Floating Rate Note
CDX.HY	CDX High Yield Index	SGD	Singapore Dollar	FTSE	Financial Times Stock Exchange
CDX.NA	CDX North America Index	TWD	Taiwan Dollar	GO	General Obligation
CDX.NA.IG	CDX North America Investment Grade Index	UAH	Ukraine Hryvnia	HIBOR	Hong Kong Interbank Offer Rate
ITRX.EUR	iTraxx Europe Index	USD	United States Dollar	HONIX	Hong Kong Overnight Index Rate
		ZAR	South African Rand	IO	Interest-Only
				LIBOR	London InterBank Offered Rate
				MIB	Milano Italia Borsa
				MSCI	Morgan Stanley Capital International
				PIK	Payment In-Kind
				SARON	Swiss Average Rate Overnight
				SFR	Single Family Revenue
				SOFR	Secured Overnight Financing Rate
				SONIA	Sterling Overnight Index Average
				SPDR	Standard & Poor's Depositary Receipt
				STIBOR	Stockholm Interbank Offered Rate
				TOPIX	Tokyo Price Index

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, February 29, 2020 (unaudited)

Franklin K2 Long Short Credit Fund

		Shares/
	Country	Rights	Value

Common Stocks and Other Equity Interests 1.6%
Auto Components 0.0%†
aGarrett Motion Inc.	Switzerland	883	$6,128
Capital Markets 0.1%
Ares Capital Corp.	United States	8,931	153,524
Diversified Financial Services 0.1%

a,b,cOne Call Corp.	United States	947	113,546
Diversified Telecommunication Services 0.0%†
aTelecom Italia SpA	Italy	72,900	40,545
Equity Real Estate Investment Trusts (REITs) 0.3%
dVICI Properties Inc.	United States	15,766	395,096
Independent Power & Renewable Electricity Producers 0.7%
dClearway Energy Inc., A	United States	30,417	617,161
eClearway Energy Inc., C	United States	16,411	345,287
			962,448
Media 0.3%

aLiberty Global PLC, C	United Kingdom	6,944	129,089
aPostmedia Network Canada Corp., B	Canada	56,068	106,100
Sinclair Broadcast Group Inc., A	United States	5,648	131,090

			366,279
Metals & Mining 0.0%†

Vedanta Ltd., ADR	India	3,457	22,712
Multiline Retail 0.1%

Nordstrom Inc.	United States	3,640	126,308
Paper & Forest Products 0.0%†

a,bTopco Associates LLC	United Kingdom	100,439	—
Pharmaceuticals 0.0%†
aSanofi, Contingent Value, rts., 12/31/20	France	27,126	23,600
Professional Services 0.0%†
a,b,cAcosta Inc.	United States	923	8,144
Total Common Stocks and Other Equity Interests
(Cost $1,776,587)			2,218,330
Exchange Traded Funds (Cost $852,493) 0.6%

eSPDR S&P 500 ETF Trust	United States	2,919	864,783
Convertible Preferred Stocks 0.4%
Diversified Financial Services 0.3%
a,b,cOne Call Corp., cvt. pfd.	United States	3,821	458,341
Professional Services 0.1%
a,b,cAcosta Inc., cvt. pfd.	United States	745	50,261
Total Convertible Preferred Stocks (Cost $229,361)			508,602
Preferred Stocks 0.2%

Electric Utilities 0.2%
SCE Trust II, 5.10%, pfd.	United States	2,725	65,100
SCE Trust III, 5.75%, pfd., H	United States	1,468	35,555
SCE Trust IV, 5.375%, pfd., J	United States	4,659	105,759
SCE Trust V, 5.45%, pfd., K	United States	1,849	43,322
SCE Trust VI, 5.00%, pfd.	United States	3,183	73,146
Total Preferred Stocks (Cost $287,876)
			322,882

Quarterly Statement of Investments | See Notes to Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value
Convertible Bonds 0.7%
Automobiles 0.2%
Tesla Inc., senior note, 1.25%, 3/01/21	United States	167,000		$317,768
Independent Power & Renewable Electricity Producers 0.2%

dPattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	315,000		322,471
Internet & Direct Marketing Retail 0.2%
Wayfair Inc., senior note, 0.375%, 9/01/22	United States	288,000		265,147
Pharmaceuticals 0.1%

Teva Pharmaceutical Finance Co. LLC, C, senior bond, 0.25%,
2/01/26	Israel	78,000		75,502
Total Convertible Bonds (Cost $996,709)
				980,888
Corporate Bonds and Notes 11.8%

Aerospace & Defense 0.6%
Triumph Group Inc.,
fsecured note, 144A, 6.25%, 9/15/24	United States	415,000		431,946
dsenior note, 5.25%, 6/01/22	United States	401,000		394,108
				826,054
Capital Markets 0.3%

feG Global Finance PLC, senior secured note, 144A,
4.375%, 2/07/25	United Kingdom	192,000	EUR	197,873
6.25%, 10/30/25	United Kingdom	261,000	EUR	281,028

				478,901
Chemicals 0.2%

fTPC Group Inc., senior secured note, 144A, 10.50%, 8/01/24	United States	252,000		256,305
Commercial Services & Supplies 2.4%
R.R. Donnelley & Sons Co., senior bond, 6.00%, 4/01/24	United States	447,000		448,303
fVericast Corp., 144A,
senior note, 9.25%, 3/01/21	United States	2,349,500		2,355,374
senior secured note, 8.375%, 8/15/22	United States	578,000		489,674

				3,293,351
Communications Equipment 0.2%

fRiverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	302,000		206,115
Distributors 0.2%
f,gAmerican News Co. LLC, senior note, 144A, PIK, 8.50%, 9/01/26	United States	248,771		261,800
Diversified Financial Services 0.3%
fOne Call Corp., senior secured note, first lien, 144A, 7.50%,
7/01/24	United States	469,056		462,020
Diversified Telecommunication Services 2.8%

fAltice France SA, senior secured note, 144A, 3.375%, 1/15/28	France	158,000	EUR	170,148
Frontier Communications Corp.,
senior bond, 7.125%, 1/15/23	United States	125,000		58,125
senior bond, 7.625%, 4/15/24	United States	79,000		37,722
senior bond, 6.875%, 1/15/25	United States	32,000		15,373
senior bond, 9.00%, 8/15/31	United States	245,000		118,755
d,fsenior secured note, 144A, 8.00%, 4/01/27	United States	849,000		882,408

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value
Corporate Bonds and Notes (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp., senior secured note, 5.25%,
8/01/26	United States	183,000		$201,135
fIntelsat Jackson Holdings SA, senior secured note, 144A,
d9.50%, 9/30/22	Luxembourg	1,974,000		2,241,106
8.00%, 2/15/24	Luxembourg	172,000		176,659

				3,901,431
Electric Utilities 0.4%

hEskom Holdings SOC Ltd., senior bond, Reg S,
5.75%, 1/26/21	South Africa	222,000		222,624
8.45%, 8/10/28	South Africa	200,000		212,145
fSwissport Financing SARL, senior note, 144A, 9.00%, 2/15/25	Luxembourg	100,000		113,876
				548,645
Energy Equipment & Services 0.5%

fKCA Deutag UK Finance PLC, senior secured note, 144A,
9.625%, 4/01/23	United Kingdom	100,000		59,031
d,fTransocean Inc., senior note, 144A, 7.50%, 1/15/26	United States	604,000		481,583
fVantage Drilling International, senior secured note, 144A, 9.25%,
11/15/23	United States	247,000		219,727

				760,341
Equity Real Estate Investment Trusts (REITs) 0.3%

fUniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC,
senior secured note, 144A, 7.875%, 2/15/25	United States	189,000		195,294
fVICI Properties LP / VICI Note Co. Inc., senior note, 144A, 3.50%,
2/15/25	United States	260,000		260,890

				456,184
Food & Staples Retailing 0.3%

hCasino Guichard Perrachon SA, Reg S,
i,jjunior sub. bond, E, FRN, 3.992%, (EUR 5 Year Swap +
3.82%), Perpetual	France	500,000	EUR	287,302
senior bond, E, 4.048%, 8/05/26	France	100,000	EUR	86,219

				373,521
Household Durables 0.3%

fK. Hovnanian Enterprises Inc., senior secured note, 144A,
10.00%, 11/15/25	United States	560,000		410,200
Insurance 0.0%†

fAmbac Assurance Corp., sub. bond, 144A, 5.10%, 6/07/20	United States	2		3
f,iAmbac LSNI LLC, senior secured note, 144A, FRN, 6.945%, (3-
Month USD LIBOR + 5.00%), 2/12/23	Cayman Islands	8		8

				11
Media 0.5%

fDiamond Sports Group LLC / Diamond Sports Finance Co.,
senior secured note, 144A, 5.375%, 8/15/26	United States	770,000		711,398
Metals & Mining 0.1%

fCSN Islands XI Corp., senior note, 144A, 6.75%, 1/28/28	Brazil	200,000		181,550
Multiline Retail 0.0%†
Nordstrom Inc., senior bond, 5.00%, 1/15/44	United States	46,000		44,879

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels 1.2%
d,fAmerican Energy- Permian Basin LLC, senior secured note,
144A, 12.00%, 10/01/24	United States	962,000	$675,805
fMoss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	9,000	5,426
10.50%, 5/15/27	United States	244,000	164,785
Petrobras Global Finance BV,
senior bond, 6.90%, 3/19/49	Brazil	278,000	333,398
senior note, 8.75%, 5/23/26	Brazil	257,000	330,078
fPetroleos Mexicanos, senior bond, 144A,
5.95%, 1/28/31	Mexico	87,000	85,260
6.95%, 1/28/60	Mexico	101,000	97,339

			1,692,091
Paper & Forest Products 0.1%

Paper Industries Financing SARL, senior note, 0.25%, 2/04/28	Luxembourg	33,479	46,199
Paper Industries Intermediate Financing SARL, senior secured
note, 6.00%, 3/01/25	Luxembourg	52,666	52,438

			98,637
Pharmaceuticals 0.2%

Teva Pharmaceutical Finance Netherlands III BV,
senior bond, 3.15%, 10/01/26	Israel	113,000	98,844
senior note, 2.20%, 7/21/21	Israel	130,000	126,350

			225,194
Specialty Retail 0.9%

Bed Bath & Beyond Inc., senior bond, 5.165%, 8/01/44	United States	356,000	245,909
d,fCarvana Co., senior note, 144A, 8.875%, 10/01/23	United States	532,000	551,955
fStaples Inc., senior secured note, 144A, 7.50%, 4/15/26	United States	437,000	434,957
			1,232,821
Total Corporate Bonds and Notes (Cost $16,689,768)
			16,421,449
Corporate Bonds and Notes in Reorganization

(Cost $244,523) 0.2%
Media 0.2%
kThe McClatchy Co., senior secured note, 9.00%, 7/15/26	United States	250,000	235,618
iSenior Floating Rate Interests 2.6%
Communications Equipment 0.4%
lRiverbed Technology Inc., Term Loan B, 4.86%, (1-Month USD
LIBOR + 3.25%), 4/24/22	United States	536,237	480,603
Diversified Consumer Services 0.5%

Advantage Sales & Marketing Inc.,
Term Loan 1L, 4.853%, (1-Month USD LIBOR + 3.25%), 7/23/21	United States	473,809	458,411
Term Loan B2, 4.853%, (1-Month USD LIBOR + 3.25%), 7/23/21	United States	277,082	268,076

			726,487
Diversified Telecommunication Services 0.8%

Digicel International Finance Ltd., Term Loan B, 4.87%, (1-Month
USD LIBOR + 3.25%), 5/27/24	Saint Lucia	305,704	280,483
Frontier Communications Corp., Term Loan B1, 5.36%, (1-Month
USD LIBOR + 3.75%), 6/17/24	United States	274,698	273,667
Intelsat Jackson Holdings SA,
Term Loan B3, 5.682%, (6-Month USD LIBOR + 3.75%),
11/27/23	United States	231,011	229,712

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*		Value
iSenior Floating Rate Interests (continued)
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA, (continued)
Term Loan B4, 6.432%, (1-Month USD LIBOR + 4.50%),
1/02/24	United States	16,979		$17,133
Term Loan B5, 6.625%, (6-Month USD LIBOR + 6.625%),
1/02/24	Luxembourg	329,824		332,813

				1,133,808
Electronic Equipment, Instruments & Components 0.2%

Veritas U.S. Inc.,
Term Loan B1, 6.103%, (1-Month USD LIBOR + 4.50%),
1/27/23	United States	253,179		238,621
Term Loan B1, 6.445%, (1-Month USD LIBOR + 4.50%),
1/27/23	United States	90,744		85,526

				324,147
Health Care Providers & Services 0.1%

lMallinckrodt International Finance SA, Term Loan B, 4.695%, (1-
Month USD LIBOR + 2.75%), 9/24/24	United States	175,042		156,706
Oil, Gas & Consumable Fuels 0.1%

Chesapeake Energy Corp., Term Loan A, 9.928%, (1-Month USD
LIBOR + 8.00%), 6/24/24	United States	167,027		152,621
Specialty Retail 0.5%

PETCO Animal Supplies Inc., Term Loan B1, 5.027%, (3-Month
USD LIBOR + 3.25%), 1/26/23	United States	476,914		383,518
Staples Inc., Term Loan B, 6.655%, (1-Month USD LIBOR +
5.00%), 4/16/26	United States	292,976		285,286

				668,804
Total Senior Floating Rate Interests (Cost $3,575,639)
				3,643,176
Credit-Linked Notes 0.6%

fICBC Standard Bank PLC, (Ukraine), 144A, 15.36%, 10/01/21	Ukraine	5,336,000	UAH	228,712
fJPMorgan Chase Bank NA, senior note, (Egypt Treasury Bill), 144A,
16.00%, 6/13/22	Egypt	2,500,000	EGP	165,268
14.35%, 9/12/24	Egypt	3,471,000	EGP	223,093
13.536%, 1/16/25	Egypt	2,500,000	EGP	157,599
Total Credit-Linked Notes (Cost $750,270)
				774,672
Foreign Government and Agency Securities 3.7%

hGovernment of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	200,000		231,376
Government of Italy, senior note, 2.375%, 10/17/24	Italy	373,000		376,327
hGovernment of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	421,000		446,965
Government of Russia,
senior bond, 7.25%, 5/10/34	Russia	103,458,000	RUB	1,643,172
senior note, 7.40%, 7/17/24	Russia	37,531,000	RUB	591,472
fGovernment of Saudi Arabia, senior bond, 144A, 2.75%, 2/03/32	Saudi Arabia	221,000		220,447
Government of South Africa, R186, senior bond, 10.50%,
12/21/26	South Africa	11,978,039	ZAR	858,964
Government of Turkey, senior note, 6.35%, 8/10/24	Turkey	200,000		205,573
Government of Ukraine, senior bond,
f144A, 4.375, 1/27/30	Ukraine	110,000		114,986
h,iReg S, FRN, zero cpn., 5/31/40	Ukraine	224,000		222,063

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value
Foreign Government and Agency Securities (continued)
Government of Ukraine, senior bond, (continued)
hReg S,7.375%, 9/25/32	Ukraine	200,000	$214,953
Total Foreign Government and Agency Securities
(Cost $5,167,999)			5,126,298
U.S. Government and Agency Securities 0.7%

U.S. Treasury Bond, 3.00%, 2/15/48	United States	291,000	377,681
U.S. Treasury Note,
1.50%, 9/30/24	United States	56,900	58,383
1.50%, 10/31/24	United States	241,900	248,297
1.75%, 12/31/24	United States	11,000	11,430
1.375%, 1/31/25	United States	42,000	42,920
1.625%, 8/15/29	United States	100,000	104,422
1.75%, 11/15/29	United States	23,000	24,289
1.50%, 2/15/30	United States	62,200	64,328
Total U.S. Government and Agency Securities

(Cost $824,491)			931,750
Asset-Backed Securities and Commercial Mortgage-Backed

Securities 40.7%
Diversified Financial Services 23.3%
f,nACIS CLO Ltd., 2014-5A, D, 144A, FRN, 6.103%, (3-Month USD
LIBOR + 4.34%), 11/01/26	United States	1,120,000	1,123,150
oAdjustable Rate Mortgage Trust, 2005-4, 3A1, FRN, 4.679%,
8/25/35	United States	69,664	70,094
f,n,pAGL CLO 3 Ltd., 2020-3A, D, 144A, FRN, 4.19%, (3-Month USD
LIBOR + 3.30%), 1/15/33	United States	1,000,000	1,000,000
Alternative Loan Trust, 2005-J10, 2A4, 6.00%, 10/25/35	United States	439,164	332,065
f,oAMSR Trust, 144A, FRN,
2019-SFR1, H, 6.04%, 1/19/39	United States	750,000	775,401
2019-SFR1, I, 8.976%, 1/19/39	United States	750,000	776,915
f,nAshford Hospitality Trust, 2018-ASHF, E, 144A, FRN, 4.759%, (1-
Month USD LIBOR + 3.10%), 4/15/35	United States	1,250,000	1,253,264
Bear Stearns ALT-A Trust, FRN,
o2004-12, 2A4, 3.782%, 1/25/35	United States	312,316	310,392
n2004-6, B1, 4.477%, (1-Month USD LIBOR + 2.85%), 7/25/34	United States	346,495	380,855
f,nBXMT Ltd., 2020-FL2, C, 144A, FRN, 3.31%, (1-Month USD
LIBOR + 1.65%), 2/16/37	United States	1,300,000	1,305,363
f,nCarlyle Global Market Strategies CLO Ltd., 2018-1A, CR, 144A,
FRN, 4.569%, (3-Month USD LIBOR + 2.75%), 4/20/27	United States	1,700,000	1,617,113
fCastlelake Aircraft Securitization Trust, 2018-1, A, 144A, 4.125%,
6/15/43	United States	581,788	598,703
oChase Mortgage Finance Trust, 2007-A1, 11M1, FRN, 3.961%,
3/25/37	United States	26,234	26,482
Chaseflex Trust, 2005-2, 1A1, 6.00%, 6/25/35	United States	494,353	479,129
Citimortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%,
1/25/22	United States	34,129	34,579
f,nCutwater 2014-II Ltd., 2017-2A, CR, 144A, FRN, 5.581%, (3-
Month USD LIBOR + 3.75%), 1/15/27	United States	1,000,000	1,001,727
f,nCVP Cascade Ltd., 2014-2A, C, 144A, FRN, 5.619%, (3-Month
USD LIBOR + 3.80%), 7/18/26	United States	700,000	697,923
Delta Funding Home Equity Loan Trust, 2000-2, M2, 8.86%,
8/15/30	United States	321,122	299,249

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
m,nFNMA, 2011-11, SA, IO, FRN, 4.823%, (6.45% - 1-Month USD
LIBOR), 11/25/41	United States	2,236,905	$511,972
f,nGoldentree Loan Management US CLO 6 Ltd., 2019-6A, C, 144A,
FRN, 4.357%, (3-Month USD LIBOR + 2.60%), 1/20/33	United States	1,000,000	1,003,286
f,nGPMT Ltd., 2019-FL2, D, 144A, FRN, 4.608%, (1-Month USD
LIBOR + 2.95%), 2/22/36	United States	1,000,000	1,005,495
f,nGreywolf CLO II Ltd., 2017-1A, BR, 144A, FRN, 3.981%, (3-
Month USD LIBOR + 2.15%), 10/15/29	United States	750,000	743,667
f,nGrippen Park CLO Ltd., 2017-1A, D, 144A, FRN, 5.119%, (3-
Month USD LIBOR + 3.30%), 1/20/30	United States	500,000	502,772
GSAA Trust, 2006-7, AF3, 6.22%, 3/25/46	United States	206,389	130,443
fGSMSC Pass-Through Trust, 144A, FRN,
n2009-4R, 2A3, 2.111%, (1-Month USD LIBOR + 0.45%),
12/26/36	United States	808,958	492,442
o2009-5R, 3A2, 5.50%, 10/26/35	United States	229,681	226,488
f,nHome Partners of America Trust, 144A, FRN,
2017-1, F, 5.198%, (1-Month USD LIBOR + 3.54%), 7/17/34	United States	500,000	501,818
2018-1, E, 3.509%, (1-Month USD LIBOR + 1.85%), 7/17/37	United States	1,200,000	1,192,905
f,nHull Street CLO Ltd., 2014-1A, D, 144A, FRN, 5.427%, (3-Month
USD LIBOR + 3.60%), 10/18/26	United States	1,130,000	1,123,218
JPMorgan Mortgage Acquisition Trust, 2007-CH2, AF2, 4.613%,
1/25/37	United States	176,792	133,964
f,m,oJPMorgan Mortgage Trust, 144A, IO, FRN,
2019-8, B1X, 1.25%, 3/25/50	United States	824,438	60,619
2019-8, B2X, 1.00%, 3/25/50	United States	1,236,706	71,557
2019-8, B3X, 0.75%, 3/25/50	United States	792,641	33,916
f,nKREF Ltd., 2018-FL1, D, 144A, FRN, 4.208%, (1-Month USD
LIBOR + 2.55%), 6/15/36	United States	300,000	302,046
f,nMadison Park Funding XXIII Ltd., 2017-23A, C, 144A, FRN,
4.144%, (3-Month USD LIBOR + 2.35%), 7/27/30	United States	700,000	697,200
MASTR Adjustable Rate Mortgages Trust, FRN,
o2004-10, B1, 4.105%, 10/25/34	United States	545,893	511,087
n2006-OA1, 1A1, 1.837%, (1-Month USD LIBOR + 0.21%),
4/25/46	United States	364,043	335,541
oMASTR Alternative Loan Trust, 2007-HF1, 3A1, FRN, 3.424%,
10/25/47	United States	676,263	491,733
nMorgan Stanley ABS Capital I Inc. Trust, 2004-NC6, M3, FRN,
3.802%, (1-Month USD LIBOR + 2.18%), 7/25/34	United States	20,415	20,736
f,nMorgan Stanley RE-REMIC Trust, 2013-R8, 2B2, 144A, FRN,
2.501%, (1-Month USD LIBOR + 0.42%), 9/26/36	United States	1,003,500	727,468
nNational Collegiate Student Loan Trust, 2006-1, A5, FRN,
1.977%, (1-Month USD LIBOR + 0.35%), 3/25/33	United States	141,327	133,142
f,nOHA Credit Funding 4 Ltd., 2019-4A, C, 144A, FRN, 4.586%, (3-
Month USD LIBOR + 2.65%), 10/22/32	United States	1,500,000	1,504,710
fSapphire Aviation Finance I Ltd., 2018-1A, B, 144A, 5.926%,
3/15/40	United States	770,684	806,406
oSeasoned Credit Risk Transfer Trust, FRN,
f2016-1, M2, 144A, 3.75%, 9/25/55	United States	500,000	509,936
2017-3, M1, 4.00%, 7/25/56	United States	40,000	40,647
f2017-4, M, 144A, 4.75%, 6/25/57	United States	150,000	158,716
fS-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	801,156	825,007
f,nSTACR Trust, 2018-HRP1, B2, 144A, FRN, 13.377%, (1-Month
USD LIBOR + 11.75%), 4/25/43	United States	1,081,414	1,402,701

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financial Services (continued)
f,nStaniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 5.394%, (3-
Month USD LIBOR + 3.50%), 6/15/25	United States	1,160,000	$1,158,578
oSTARM Mortgage Loan Trust, FRN,
2007-2, 4A1, 4.613%, 4/25/37	United States	87,321	68,962
2007-3, 2A1, 4.274%, 6/25/37	United States	951,600	944,923
nSuntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 2.277%, (1-
Month USD LIBOR + 0.65%), 12/25/35	United States	231,086	197,179
nTerwin Mortgage Trust, 2003-6HE, M2, FRN, 4.252%, (1-Month
USD LIBOR + 2.63%), 11/25/33	United States	153,949	148,006
Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%,
7/25/37	United States	181,337	183,222
oWells Fargo Mortgage Backed Securities Trust, 2006-AR13, A2,
FRN, 4.819%, 9/25/36	United States	169,266	162,906
f,nWestchester CLO Ltd., 2007-1A, E, 144A, FRN, 6.063%, (3-
Month USD LIBOR + 4.30%), 8/01/22	United States	672,928	675,724
f,nZais CLO 1 Ltd., 2018-1A, CR, 144A, FRN, 5.241%, (3-Month
USD LIBOR + 3.41%), 4/15/28	United States	500,000	475,088

			32,298,630
Mortgage Real Estate Investment Trusts (REITs) 17.4%

oAmerican Home Mortgage Assets Trust, 2005-1, 1A1, FRN,
3.957%, 11/25/35	United States	146,760	131,494
oBanc of America Mortgage Trust, FRN,
2005-K, 2A1, 3.818%, 12/25/35	United States	217,826	218,915
2005-L, 1A1, 3.739%, 1/25/36	United States	137,168	127,514
2005-L, 3A1, 3.879%, 1/25/36	United States	311,821	305,862
f,oBCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.627%, 3/26/37	United States	286,873	255,445
oBear Stearns ARM Trust, FRN,
2002-11, 1A2, 3.756%, 2/25/33	United States	4,692	4,509
2006-2, 4A1, 4.103%, 7/25/36	United States	56,534	53,226
f,nBX Trust, 144A, FRN,
2017-APPL, E, 4.809%, (1-Month USD LIBOR + 3.15%),
7/15/34	United States	1,530,000	1,537,009
2017-SLCT, E, 4.809%, (1-Month USD LIBOR + 3.15%),
7/15/34	United States	637,500	640,953
Citigroup Mortgage Loan Trust,
n2004-OPT1, M4, FRN, 2.632%, (1-Month USD LIBOR +
1.01%), 10/25/34	United States	588,602	566,669
o2007-AR5, 2A1A, FRN, 4.196%, 4/25/37	United States	127,123	125,216
f,n2008-RR1, A1A1, 144A, FRN, 1.697%, (1-Month USD LIBOR
+ 0.07%), 1/25/37	United States	692,940	626,550
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	186,334	197,008
n2005-IM1, A1, FRN, 2.227%, (1-Month USD LIBOR + 0.60%),
1/25/36	United States	156,101	154,269
2006-4CB, 2A3, 5.50%, 4/25/36	United States	80,396	79,464
CS First Boston Mortgage Securities Corp.,
2002-9, 1A2, 7.50%, 3/25/32	United States	484,838	506,461
o2004-AR3, CB2, FRN, 4.266%, 4/25/34	United States	136,059	130,550
f,n2004-CF2, 2M2, 144A, FRN, 3.027%, (1-Month USD LIBOR +
1.40%), 5/25/44	United States	258,644	254,385
CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	813,276	476,966
f,oFHLMC Seasoned Credit Risk Transfer Trust, 2017-2, M1, 144A,
FRN, 4.00%, 8/25/56	United States	2,170,000	2,215,879

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
f,oFHLMC Structured Agency Credit Risk Debt Notes, 144A, FRN,
2017-SPI1, M2, 3.977%, 9/25/47	United States	150,000	$153,983
2018-SPI1, M2, 3.731%, 2/25/48	United States	693,000	705,382
2018-SPI2, M2, 3.812%, 5/25/48	United States	350,000	357,657
2018-SPI3, B, 4.15%, 8/25/48	United States	250,000	194,910
oFirst Horizon Alternative Mortgage Securities Trust, 2004-AA2,
2A1, FRN, 3.711%, 8/25/34	United States	244,527	248,373
mGNMA, 2019-151, NI, IO, 3.50%, 10/20/49	United States	2,238,668	276,037
GSR Mortgage Loan Trust,
2004-6F, 2A4, 5.50%, 5/25/34	United States	184,110	193,098
o2004-9, B1, FRN, 4.232%, 8/25/34	United States	156,321	153,271
o2005-AR6, B1, FRN, 4.385%, 9/25/35	United States	626,262	583,533
2007-1F, 1A1, 5.00%, 12/25/35	United States	222,433	250,523
Impac CMB Trust,
2004-4, 2A2, 4.829%, 9/25/34	United States	166,631	174,776
n2004-8, 3B, FRN, 4.252%, (1-Month USD LIBOR + 2.63%),
8/25/34	United States	137,797	138,299
n2005-2, 2B, FRN, 4.102%, (1-Month USD LIBOR + 2.48%),
4/25/35	United States	119,476	117,303
n2005-4, 2B1, FRN, 4.102%, (1-Month USD LIBOR + 2.48%),
5/25/35	United States	142,052	141,394
n2005-4, 2M1, FRN, 2.377%, (1-Month USD LIBOR + 0.75%),
5/25/35	United States	165,727	157,856
n2005-8, 2B, FRN, 3.877%, (1-Month USD LIBOR + 2.25%),
2/25/36	United States	128,205	127,696
IndyMac INDX Mortgage Loan Trust, FRN,
n2004-AR14, 2A1A, 2.347%, (1-Month USD LIBOR + 0.72%),
1/25/35	United States	621,338	532,449
o2005-AR21, 4A1, 3.732%, 10/25/35	United States	369,410	353,556
n2006-AR12, A1, 1.817%, (1-Month USD LIBOR + 0.19%),
9/25/46	United States	120,608	116,720
n2006-AR29, A2, 1.707%, (1-Month USD LIBOR + 0.08%),
11/25/36	United States	158,422	154,327
oJ.P. Morgan Mortgage Trust, FRN,
2007-A2, 2A1, 4.167%, 4/25/37	United States	204,113	192,786
f2019-2, B4, 144A, 4.651%, 8/25/49	United States	589,907	609,287
f,nJPMorgan Chase Commercial Mortgage Securities Trust, 2018-
ASH8, F, 144A, FRN, 5.659%, (1-Month USD LIBOR +
4.00%), 2/15/35	United States	4,000,000	4,022,077
oJPMorgan Mortgage Trust, FRN,
2006-A5, 6A1, 3.816%, 8/25/36	United States	316,831	294,309
2006-A7, 2A3, 3.803%, 1/25/37	United States	140,215	137,897
Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	81,398	86,432
oMASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN,
4.465%, 10/25/32	United States	62,169	64,808
f,nMotel 6 Trust, 2017-MTL6, F, 144A, FRN, 5.909%, (1-Month USD
LIBOR + 4.25%), 8/15/34	United States	581,775	586,940
nNew Century Home Equity Loan Trust, 2003-4, M1, FRN,
2.752%, (1-Month USD LIBOR + 1.13%), 10/25/33	United States	557,168	559,833
oProvident Funding Mortgage Loan Trust, FRN,
2003-1, B1, 4.812%, 8/25/33	United States	54,187	52,998
2004-1, B1, 4.396%, 4/25/34	United States	30,809	28,678
oRALI Trust, FRN,
2005-QA8, NB2, 3.972%, 7/25/35	United States	73,200	64,800

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
oRALI Trust, FRN, (continued)
2005-QA8, NB3, 5.023%, 7/25/35	United States	7,886	$6,281
Residential Asset Securitization Trust, 2006-A1, 1A1, 6.00%,
4/25/36	United States	416,477	308,573
oRFMSI Trust, 2007-SA2, 3A, FRN, 5.118%, 4/25/37	United States	1,247,004	579,875
nSecuritized Asset Backed Receivables LLC Trust, 2004-OP2, A2,
FRN, 2.327%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	192,807
oStructured ARM Loan Trust, FRN,
2004-2, 1A1, 4.59%, 3/25/34	United States	132,705	135,571
2004-4, B1, 4.201%, 4/25/34	United States	452,671	431,043
oWachovia Mortgage Loan Trust LLC, 2005-B, 1A1, FRN, 4.254%,
10/20/35	United States	538,445	535,338
nWaMu Mortgage Pass-Through Certificates Trust, 2007-OA3,
2A1A, FRN, 2.813%, (1 Year CMT + 0.76%), 4/25/47	United States	61,538	62,430
nWashington Mutual Mortgage Pass-Through Certificates, 2006-4,
3A2B, FRN, 1.707%, (1-Month USD LIBOR + 0.08%), 5/25/36	United States	300,808	237,945
oWashington Mutual MSC Mortgage Pass-Through Certificates
Series Trust, FRN,
2003-AR2, M, 3.334%, 5/25/33	United States	951,730	929,731
2003-AR3, B1, 3.84%, 6/25/33	United States	262,897	246,620

			24,106,546
Total Asset-Backed Securities and Commercial Mortgage-

Backed Securities (Cost $54,560,644)			56,405,176
Municipal Bonds in Reorganization 0.9%

Puerto Rico 0.9%
kPuerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/39	United States	155,000	122,644
5.00%, 7/01/41	United States	225,000	170,437
kPuerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	1,330,000	974,225
Total Municipal Bonds in Reorganization (Cost $873,250)			1,267,306
	Number of	Notional

	Contracts	Amount#
Options Purchased 0.1%
Calls - Exchange-Traded 0.0%†
Carnival Corp., April Strike Price $40.00, Expires 4/17/20	61	6,100	5,795
Centene Corp., April Strike Price $55.00, Expires 4/17/20	42	4,200	14,070
Delta Air Lines Inc., April Strike Price $50.00, Expires 4/17/20	75	7,500	18,375
Energy Transfer LP, July Strike Price $12.00, Expires 7/17/20	210	21,000	14,490
Enterprise Products Partners LP, June Strike Price $24.00,
Expires 6/19/20	210	21,000	21,420
Hertz Global Holdings Inc., July Strike Price $15.00, Expires
7/17/20	84	8,400	12,600
Marriott International Inc., A, April Strike Price $125.00, Expires
4/17/20	21	2,100	16,695

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Number of	Notional
	Contracts	Amount#		Value
Options Purchased (continued)
Calls - Exchange-Traded (continued)
Marriott International Inc., A, April Strike Price $130.00, Expires
4/17/20	11	1,100		$6,864

				110,309
Puts - Exchange-Traded 0.1%

Iron Mountain Inc., January Strike Price $25.00, Expires 1/15/21	26	2,600		4,420
Iron Mountain Inc., January Strike Price $27.50, Expires 1/15/21	14	1,400		3,850
KAR Auction Services Inc., January Strike Price $17.50, Expires
1/15/21	32	3,200		6,080
KAR Auction Services Inc., January Strike Price $20.00, Expires
1/15/21	16	1,600		3,640
NRG Energy Inc., January Strike Price $33.00, Expires 1/16/21	82	8,200		36,080

				54,070
Puts - Over-the-Counter 0.0%†

SoftBank Group Corp., Counterparty CITI, June Strike Price
4,360.00 JPY, Expires 6/11/20	9,000	9,000		12,965
Interest Rate Swaptions - Puts - Over-the-Counter 0.0%†

Pay fixed 2.24%, receive 3-Month USD LIBOR, Counterparty
JPHQ, Expires 4/30/20	1	806,000		96
Total Options Purchased (Cost $157,081)
				177,440
Total Investments before Short Term Investments

(Cost $86,986,691)				89,878,370
		Principal

	Country	Amount*
Short Term Investments 30.8%
Convertible Bonds (Cost $67,409) 0.0%†
Independent Power & Renewable Electricity Producers 0.0%†
fClearway Energy Inc., senior note, 144A, 3.25%, 6/01/20	United States	68,000		67,953
Credit-Linked Notes 1.6%
fCitigroup Global Markets Holdings Inc., senior note, 144A,
b(Arab Republic of Egypt), zero cpn., 3/19/20	Egypt	3,848,385	EGP	244,359
b(Arab Republic of Egypt), zero cpn., 4/09/20	Egypt	5,117,147	EGP	322,290
b(Government of Ukraine), 14.30%, 4/14/20	Ukraine	5,289,570	UAH	211,733
(Government of Ukraine), 14.64%, 6/12/20	Ukraine	5,615,461	UAH	236,192
fHSBC Bank PLC, senior note, (Arab Republic of Egypt), 144A,
zero cpn., 5/07/20	Egypt	4,750,000	EGP	297,564
fJPMorgan Chase Bank NA, 144A,
(Egypt Treasury Bill), zero cpn., 10/08/20	Egypt	7,000,000	EGP	412,775
senior note, (Egypt Treasury Bill), zero cpn., 7/09/20	Egypt	1,500,000	EGP	91,667
f,bStandard Chartered Bank, (Government of Pakistan), 144A, zero
cpn., 4/15/20	Pakistan	40,000,000	PKR	254,998
Total Credit-Linked Notes (Cost $2,045,560)
				2,071,578

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares	Value

Short Term Investments (continued)
Money Market Funds (Cost $34,406,418) 24.8%
qFidelity Investments Money Market Government Portfolio,
Institutional, 1.46%	United States	34,406,418	$34,406,418
		Principal
		Amount*
Repurchase Agreements (Cost $6,113,518) 4.4%
rJoint Repurchase Agreement, 1.594%, 3/02/20 (Maturity Value $6,114,330)	United States	6,113,518	6,113,518
BNP Paribas Securities Corp. (Maturity Value $2,866,092)
Deutsche Bank Securities Inc. (Maturity Value $955,364)

HSBC Securities (USA) Inc. (Maturity Value $2,292,874)

Collateralized by U.S. Government Agency Securities, 3.00% - 5.00%, 8/20/49 - 2/20/50; and U.S. Treasury Notes, 1.375% - 1.875%, 5/31/21 - 3/31/22 (valued at $6,241,337)

Total Investments (Cost $129,619,596) 95.6% Options Written (0.0)%†

Securities Sold Short (6.5)%

Other Assets, less Liabilities 10.9% Net Assets 100.0%

132,537,837

(28,532)

(8,965,437)

15,055,402

$ 138,599,270

Number of	Notional
Contracts	Amount#

Options Written (0.0)%†

Calls - Exchange-Traded (0.0)%†

Clearway Energy Inc., C, May Strike Price $22.50, Expires
5/15/20	112	11,200	(6,720)
SPDR S&P 500 ETF Trust, March Strike Price $291.00, Expires
3/03/20	19	1,900	(16,777)

			(23,497)
Puts - Exchange-Traded (0.0)%†

SPDR S&P 500 ETF Trust, March Strike Price $291.00, Expires
3/03/20	19	1,900	(5,035)
Total Options Written (Premiums Received $31,429)
			(28,532)
	Country	Shares

Securities Sold Short (6.5)%

Common Stocks (0.6)%
Automobiles (0.2)%
Tesla Inc.	United States	442	(295,251)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares		Value

Securities Sold Short (continued)
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (0.3)%
Seritage Growth Properties, A	United States	4,907		$(168,703)
Simon Property Group Inc.	United States	1,289		(158,650)

				(327,353)
Hotels, Restaurants & Leisure (0.1)%

Marriott International Inc., A	United States	900		(111,600)
Internet & Direct Marketing Retail (0.0)%†

Wayfair Inc., A	United States	753		(47,597)
Total Common Stocks (Proceeds $946,627)
				(781,801)
		Principal

		Amount*
Corporate Bonds and Notes (5.2)%
Auto Components (0.1)%
hGarrett LX I SARL / Garrett Borrowing LLC, senior note, Reg S,
5.125%, 10/15/26	Switzerland	200,000	EUR	(194,307)
Banks (0.1)%

h,i,jChina Zheshang Bank Co. Ltd., junior sub. bond, FRN, Reg S,
5.45%, (US 5 Year CMT T-Note + 3.52%), Perpetual	China	72,000		(72,279)
Building Products (0.2)%

fResideo Funding Inc., senior note, 144A, 6.125%, 11/01/26	United States	296,000		(290,087)
Commercial Services & Supplies (0.2)%
APX Group Inc., senior note, 7.625%, 9/01/23	United States	163,000		(155,325)
fKAR Auction Services Inc., senior note, 144A, 5.125%, 6/01/25	United States	146,000		(150,305)
				(305,630)
Construction & Engineering (0.3)%

Fluor Corp., senior bond,
3.50%, 12/15/24	United States	256,000		(246,173)
4.25%, 9/15/28	United States	113,000		(105,895)
hSalini Impregilo SpA, senior note, Reg S, 1.75%, 10/26/24	Italy	100,000	EUR	(95,565)
				(447,633)
Containers & Packaging (0.0)%†

fFlex Acquisition Co. Inc., senior note, 144A, 7.875%, 7/15/26	United States	18,000		(18,312)
Diversified Telecommunication Services (0.1)%
Hughes Satellite Systems Corp., senior note, 6.625%, 8/01/26	United States	183,000		(201,839)
Electric Utilities (0.2)%

fEskom Holdings SOC Ltd., senior bond, 144A, 6.75%, 8/06/23	South Africa	225,000		(225,563)
Equity Real Estate Investment Trusts (REITs) (0.5)%
Intu Metrocentre Finance PLC, senior secured bond, 4.125%,
12/06/23	United Kingdom	622,000	GBP	(721,440)
Food Products (0.4)%

B&G Foods Inc., senior note,
5.25%, 4/01/25	United States	295,000		(291,925)
5.25%, 9/15/27	United States	253,000		(250,786)

				(542,711)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Principal
Country	Amount*	Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)

Hotels, Restaurants & Leisure (0.1)%

g,hLHMC Finco 2 SARL, senior secured note, PIK, Reg S, 7.25%,
10/02/25	Luxembourg	80,000 EUR $	(87,433)

Independent Power & Renewable Electricity Producers (0.3)%

NRG Energy Inc.,
fsenior bond, 144A, 5.25%, 6/15/29	United States	379,000		(394,630)
senior note, 5.75%, 1/15/28	United States	17,000		(17,691)

				(412,321)
Machinery (0.3)%

hAnsaldo Energia SpA, senior note, Reg S,
2.875%, 4/28/20	Italy	300,000	EUR	(323,357)
2.75%, 5/31/24	Italy	100,000	EUR	(103,728)

				(427,085)
Marine (0.1)%

hCMA CGM SA, senior note, Reg S, 6.50%, 7/15/22	France	224,000	EUR	(185,357)
Media (1.2)%
Altice Luxembourg SA, senior bond,
f144A, 7.625%, 2/15/25	Luxembourg	358,000		(372,320)
hReg S, 6.25%, 2/15/25	Luxembourg	328,000	EUR	(373,396)
fDiamond Sports Group LLC / Diamond Sports Finance Co.,
senior note, 144A, 6.625%, 8/15/27	United States	907,000		(736,348)
hVirgin Media Finance PLC, senior note, Reg S, 4.50%, 1/15/25	United Kingdom	113,000	EUR	(126,778)
				(1,608,842)
Mortgage Real Estate Investment Trusts (REITs) (0.1)%

fBrookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus
LLC / GGSI Sellco LLC, senior secured note, 144A, 5.75%,
5/15/26	United States	87,000		(86,184)
Oil, Gas & Consumable Fuels (0.4)%

fChesapeake Energy Corp., secured note, 144A, 11.50%, 1/01/25	United States	361,000		(216,600)
Laredo Petroleum Inc., senior note, 9.50%, 1/15/25	United States	172,000		(124,055)
fMEG Energy Corp., senior bond, 144A, 7.00%, 3/31/24	Canada	191,000		(181,371)
				(522,026)
Pharmaceuticals (0.2)%

Teva Pharmaceutical Finance Netherlands III BV, senior note,
6.75%, 3/01/28	Israel	253,000		(268,964)
Software (0.1)%

fVeritas U.S. Inc. / Veritas Bermuda Ltd., senior note, 144A,
10.50%, 2/01/24	United States	168,000		(144,130)
Specialty Retail (0.1)%

Bed Bath & Beyond Inc., senior bond, 3.749%, 8/01/24	United States	99,000		(95,119)
Wireless Telecommunication Services (0.2)%

hSoftbank Group Corp., senior bond, Reg S, 5.125%, 9/19/27	Japan	300,000		(310,335)
Total Corporate Bonds and Notes (Proceeds $7,538,155)				(7,167,597)
Foreign Government and Agency Securities

(Proceeds $599,539) (0.4)%
Government of Italy, senior bond, 5.25%, 11/01/29	Italy	398,000	EUR	(606,598)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

		Principal
	Country	Amount*	Value
Securities Sold Short (continued)
U.S. Government and Agency Securities (0.3)%
U.S. Treasury Bond, 2.25%, 8/15/49	United States	1,000	$(1,137)
U.S. Treasury Note,
2.00%, 5/31/24	United States	101,000	(105,553)
1.375%, 1/31/25	United States	79,000	(80,731)
2.875%, 5/15/28	United States	133,000	(151,693)
1.50%, 2/15/30	United States	68,000	(70,327)
Total U.S. Government and Agency Securities

(Proceeds $387,543)			(409,441)
Total Securities Sold Short (Proceeds $9,471,864)
			$(8,965,437)

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

#Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements. cSee Note 4 regarding restricted securities.

dA portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At February 29, 2020, the aggregate value of these securities and/or cash pledged amounted to $15,268,797, representing 11.0% of net assets.

eA portion or all of the security is held in connection with written option contracts open at period end.

fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. At February 29, 2020, the net value of these securities was $52,007,108, representing 37.5% of net assets.

gIncome may be received in additional securities and/or cash.

hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2020, the net value of these securities was $51,112, representing less than 0.1% of net assets.

iThe coupon rate shown represents the rate at period end. jPerpetual security with no stated maturity date.

kDefaulted security or security for which income has been deemed uncollectible. lSee Note 5 regarding unfunded loan commitments.

mInvestment in an interest-only security entitles holders to receive only the interest payment of the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

nThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

oAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

pA portion or all of the security purchased on a delayed delivery basis.

qThe rate shown is the annualized seven-day effective yield at period end.

rInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 29, 2020, all repurchase agreements had been entered into on February 28, 2020.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 29, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
		Number of		Notional	Expiration	Appreciation
Description	Type	Contracts		Amount*	Date	(Depreciation)
Equity Contracts
S&P 500 E-Mini Index . . . . . . . . . . . . . . . . . . . .	Short	3		$442,665	3/20/20	$41,389
Total Futures Contracts . . . . . . . . . . . . . . . .	. . . . . . . . .	. . . . . . . . .	. . . .	. . . . . . . . .	. . . . . . . .	$41,389

*As of period end.

At February 29, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterpartya	Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real . . . . . . . . . . . . . . .	JPHQ	Buy	11,692,825	2,685,236	3/03/20	$7,530	$(78,549)
Brazilian Real . . . . . . . . . . . . . . .	JPHQ	Sell	11,692,825	2,668,889	3/03/20	62,202	(7,530)
Turkish Lira . . . . . . . . . . . . . . . . .	JPHQ	Buy	1,332,575	217,819	3/06/20	–	(4,592)
Turkish Lira . . . . . . . . . . . . . . . . .	JPHQ	Sell	1,332,575	221,138	3/06/20	7,911	–
Chinese Yuan . . . . . . . . . . . . . . .	JPHQ	Buy	5,758,350	820,532	3/18/20	6,133	(1,895)
Chinese Yuan . . . . . . . . . . . . . . .	JPHQ	Sell	5,758,350	832,228	3/18/20	7,457	–
Euro . . . . . . . . . . . . . . . . . . . . . .	JPHQ	Buy	205,558	223,378	3/18/20	4,172	(362)
Euro . . . . . . . . . . . . . . . . . . . . . .	JPHQ	Sell	315,558	351,047	3/18/20	2,283	–
Euro . . . . . . . . . . . . . . . . . . . . . .	JPHQ	Sell	261,793	88,085,573HUF	3/18/20	3,407	(5,022)
Indonesian Rupiah . . . . . . . . . . . .	JPHQ	Buy	2,997,688,158	210,055	3/18/20	–	(1,476)
Indonesian Rupiah . . . . . . . . . . . .	JPHQ	Sell	28,491,860,043	2,026,329	3/18/20	43,865	–
Mexican Peso . . . . . . . . . . . . . . .	JPHQ	Buy	8,485,615	437,456	3/18/20	1,594	(9,200)
Mexican Peso . . . . . . . . . . . . . . .	JPHQ	Sell	4,276,769	216,408	3/18/20	–	(237)
Polish Zloty . . . . . . . . . . . . . . . . .	JPHQ	Buy	744,393	193,115	3/18/20	–	(3,305)
Polish Zloty . . . . . . . . . . . . . . . . .	JPHQ	Sell	744,393	192,566	3/18/20	2,756	–
Russian Ruble . . . . . . . . . . . . . . .	JPHQ	Buy	11,003,329	174,927	3/18/20	–	(10,841)
Russian Ruble . . . . . . . . . . . . . . .	JPHQ	Sell	135,617,568	2,105,578	3/18/20	85,177	(1,987)
South African Rand. . . . . . . . . . . .	JPHQ	Buy	459,715	31,809	3/18/20	–	(2,422)
South African Rand. . . . . . . . . . . .	JPHQ	Sell	23,856,830	1,622,511	3/18/20	97,498	–
Thai Baht . . . . . . . . . . . . . . . . . .	JPHQ	Sell	10,882,105	348,300	3/18/20	3,317	–
Turkish Lira . . . . . . . . . . . . . . . . .	JPHQ	Buy	2,670,885	435,360	3/18/20	–	(10,567)
Turkish Lira . . . . . . . . . . . . . . . . .	JPHQ	Sell	2,670,885	425,061	3/18/20	303	(34)
Euro . . . . . . . . . . . . . . . . . . . . . .	JPHQ	Sell	1,540,000	1,704,560	3/31/20	1,092	–
Japanese Yen . . . . . . . . . . . . . . .	JPHQ	Sell	11,690,000	107,265	3/31/20	–	(1,308)
Total Forward Exchange Contracts	. . . . . . . . . . . .	. . . .	. . . . . . . . . . . . . .	. . . . . . . .		$336,697	$(139,327)
Net unrealized appreciation (depreciation) . .		. . . .	. . . . . . . . . . . . . .	. . . . . . . .		$197,370

*In U.S. dollars unless otherwise indicated.

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 29, 2020, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

	Periodic
	Payment						Unamortized
	Rate						Upfront	Unrealized
	Received	Payment		Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency		Date	Amounta	Value	(Receipts) (Depreciation) Ratingb
Centrally Cleared Swap Contracts
Contracts to Buy Protectionc
Single Name
Government of Malaysia . .	(1.00)%	Quarterly		12/20/24	435,000	$(8,014)	$(11,525)	$3,511
Government of Mexico . . .	(1.00)%	Quarterly		6/20/23	449,000	(3,274)	(63)	(3,211)
Government of Mexico . . .	(1.00)%	Quarterly		12/20/23	966,000	(5,281)	(3,881)	(1,400)
Government of Mexico . . .	(1.00)%	Quarterly		12/20/23	15,000	(82)	(232)	150
Government of South Africa	(1.00)%	Quarterly		12/20/24	903,000	47,435	26,642	20,793
Government of South Africa	(1.00)%	Quarterly		12/20/24	900,000	47,278	26,654	20,624
Government of South Korea	(1.00)%	Quarterly		6/20/24	602,327	(17,570)	(20,614)	3,044
Government of South Korea	(1.00)%	Quarterly		12/20/24	395,000	(12,102)	(12,919)	817
Government of Turkey. . . .	(1.00)%	Quarterly		6/20/22	6,000	276	316	(40)
Government of Turkey. . . .	(1.00)%	Quarterly		6/20/24	462,000	47,769	46,375	1,394
Traded Index
CDX.NA.HY.25 . . . . . . . .	(5.00)%	Quarterly		12/20/20	1,357,800	(12,185)	27,345	(39,530)
CDX.NA.HY.32 . . . . . . . .	(5.00)%	Quarterly		6/20/24	1,127,000	(63,021)	(55,483)	(7,538)
Contracts to Sell Protectionc,d
Single Name
Government of South Africa	1.00%	Quarterly		12/20/24	184,000	(9,666)	(5,367)	(4,299)	BB+
Government of Turkey. . . .	1.00%	Quarterly		12/20/22	136,000	(8,063)	(6,150)	(1,913)	B+
Total Centrally Cleared Swap Contracts . . . . . .						$3,500	$11,098	$(7,598)
OTC Swap Contracts
Contracts to Buy Protectionc
Single Name			Counterparty
CenturyLink Inc. . . . . . . .	(1.00)%	Quarterly	BZWS	12/20/23	63,000	1,229	5,266	(4,037)
CenturyLink Inc. . . . . . . .	(1.00)%	Quarterly	BZWS	12/20/23	63,000	1,230	5,317	(4,087)
CenturyLink Inc. . . . . . . .	(1.00)%	Quarterly	CITI	12/20/23	38,000	742	3,121	(2,379)
CenturyLink Inc. . . . . . . .	(1.00)%	Quarterly	CITI	12/20/23	63,000	1,229	5,356	(4,127)
CenturyLink Inc. . . . . . . .	(1.00)%	Quarterly	GSCO	12/20/23	63,000	1,229	5,213	(3,984)
CenturyLink Inc. . . . . . . .	(1.00)%	Quarterly	JPHQ	12/20/23	89,000	1,737	7,466	(5,729)
Government of Italy . . . . .	(1.00)%	Quarterly	BOFA	6/20/24	233,000	3,523	2,104	1,419
Government of Mexico . . .	(1.00)%	Quarterly	CITI	12/20/24	301,000	578	(3,019)	3,597
Groupe Casino . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	40,000EUR	4,744	3,453	1,291
Groupe Casino . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	60,000EUR	7,115	5,493	1,622
Groupe Casino . . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	55,000EUR	6,522	5,184	1,338
Groupe Casino . . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	345,000EUR	40,911	28,217	12,694
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	6/20/20	62,000	(1,473)	(48)	(1,425)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	12/20/21	27,000	(2,126)	86	(2,212)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	12/20/21	68,000	(5,355)	535	(5,890)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	58,000	(917)	(5,654)	4,737
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	17,000	167	(338)	505
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	17,000	(170)	–	(170)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	CITI	12/20/24	23,000	(363)	2,037	(2,400)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	GSCO	6/20/20	59,000	(1,401)	–	(1,401)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	GSCO	12/20/21	68,000	(5,355)	(869)	(4,486)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	GSCO	12/20/21	4,000	(315)	56	(371)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	GSCO	12/20/21	22,000	(1,732)	173	(1,905)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	GSCO	12/20/21	68,000	(5,355)	850	(6,205)
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	303,000	(4,791)	(17,832)	13,041
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	22,000	(348)	(1,409)	1,061
Hertz Corp. (The) . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	17,000	167	(338)	505

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic
	Payment						Unamortized
	Rate						Upfront	Unrealized
	Received	Payment		Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amounta	Value	(Receipts) (Depreciation) Ratingb
OTC Swap Contracts (continued)
Contracts to Buy Protectionc (continued)
Single Name (continued)
Intrum AB . . . . . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	90,000EUR $	(3,193)	$(8,591)	$5,398
Intrum AB . . . . . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	30,000EUR	(1,065)	(3,817)	2,752
Itochu Corp. . . . . . . . . . .	(1.00)%	Quarterly	GSCO	6/20/22	17,300,000JPY	(3,491)	(2,386)	(1,105)
Itochu Corp. . . . . . . . . . .	(1.00)%	Quarterly	JPHQ	6/20/22	4,307,000JPY	(869)	(613)	(256)
Jaguar Land Rover
Automotive PLC . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	47,000EUR	2,296	(729)	3,025
Jaguar Land Rover
Automotive PLC . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	19,000EUR	928	(295)	1,223
Jaguar Land Rover
Automotive PLC . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	9,000EUR	440	(247)	687
Jaguar Land Rover
Automotive PLC . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	26,000EUR	1,270	229	1,041
JC Penney Corp. . . . . . . .	(5.00)%	Quarterly	MSCO	12/20/20	22,000	2,195	2,915	(720)
JC Penney Corp. . . . . . . .	(5.00)%	Quarterly	MSCO	12/20/20	27,000	2,693	3,510	(817)
JFE Holdings Inc. . . . . . .	(1.00)%	Quarterly	GSCO	6/20/22	5,746,000JPY	(1,044)	(817)	(227)
JFE Holdings Inc. . . . . . .	(1.00)%	Quarterly	JPHQ	6/20/22	3,802,000JPY	(691)	(549)	(142)
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	(5.00)%	Quarterly	BZWS	6/20/24	38,000	8,736	13,892	(5,156)
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	96,000	23,850	20,046	3,804
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	96,000	23,850	20,978	2,872
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	113,000	28,073	35,965	(7,892)
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	(5.00)%	Quarterly	GSCO	9/20/24	68,000	16,291	23,151	(6,860)
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	57,000	14,161	18,142	(3,981)
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	(5.00)%	Quarterly	MSCO	12/20/24	34,000	8,447	11,934	(3,487)
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	(5.00)%	Quarterly	MSCS	12/20/23	21,000	4,376	5,061	(685)
Kimco Realty Corp. . . . . .	(1.00)%	Quarterly	JPHQ	6/20/24	121,000	(891)	238	(1,129)
Kohl's Corp. . . . . . . . . . .	(1.00)%	Quarterly	BOFA	12/20/24	24,000	425	667	(242)
Kohl's Corp. . . . . . . . . . .	(1.00)%	Quarterly	CITI	12/20/24	24,000	425	685	(260)
Kohl's Corp. . . . . . . . . . .	(1.00)%	Quarterly	GSCO	12/20/24	913,000	16,165	9,074	7,091
Kohl's Corp. . . . . . . . . . .	(1.00)%	Quarterly	JPHQ	12/20/24	24,000	425	759	(334)
Kohl's Corp. . . . . . . . . . .	(1.00)%	Quarterly	MSCO	12/20/24	221,000	6,633	4,025	2,608
Kohl's Corp. . . . . . . . . . .	(1.00)%	Quarterly	MSCS	12/20/24	24,000	425	787	(362)
Lloyds Bank PLC . . . . . . .	(1.00)%	Quarterly	BOFA	12/20/22	196,000EUR	(3,142)	(1,384)	(1,758)
Lloyds Bank PLC . . . . . . .	(1.00)%	Quarterly	GSCO	12/20/23	210,000EUR	(3,048)	272	(3,320)
Lloyds Bank PLC . . . . . . .	(1.00)%	Quarterly	GSCO	6/20/24	127,000EUR	(4,164)	855	(5,019)
Lloyds Bank PLC . . . . . . .	(1.00)%	Quarterly	JPHQ	12/20/22	196,000EUR	(3,143)	(1,506)	(1,637)
Lloyds Bank PLC . . . . . . .	(1.00)%	Quarterly	JPHQ	12/20/23	67,000EUR	(973)	844	(1,817)
Lloyds Bank PLC . . . . . . .	(1.00)%	Quarterly	JPHQ	12/20/24	121,000EUR	1,916	3,495	(1,579)
Macy's Inc. . . . . . . . . . .	(1.00)%	Quarterly	BZWS	12/20/24	48,000	2,731	1,963	768
Macy's Inc. . . . . . . . . . .	(1.00)%	Quarterly	BZWS	12/20/24	93,000	5,291	3,868	1,423
Macy's Inc. . . . . . . . . . .	(1.00)%	Quarterly	MSCO	12/20/24	96,000	5,461	3,965	1,496
Marubeni Corp. . . . . . . . .	(1.00)%	Quarterly	GSCO	6/20/22	27,269,000JPY	(5,033)	(3,112)	(1,921)
Marubeni Corp. . . . . . . . .	(1.00)%	Quarterly	JPHQ	6/20/22	6,291,000JPY	(1,161)	(759)	(402)
MBIA Inc. . . . . . . . . . . .	(5.00)%	Quarterly	JPHQ	6/20/21	269,000	(18,188)	(11,157)	(7,031)
MBIA Inc. . . . . . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	174,000	(26,757)	(23,584)	(3,173)
Mitsui O.S.K. Lines Ltd. . . .	(1.00)%	Quarterly	JPHQ	6/20/22	9,678,000JPY	(1,206)	(343)	(863)
Mitsui O.S.K. Lines Ltd. . . .	(1.00)%	Quarterly	JPHQ	6/20/22	3,618,000JPY	(451)	(128)	(323)
Nordstrom Inc. . . . . . . . .	(1.00)%	Quarterly	GSCO	6/20/24	4,000	63	181	(118)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic
	Payment						Unamortized
	Rate						Upfront	Unrealized
	Received	Payment		Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency Counterparty		Date	Amounta	Value	(Receipts) (Depreciation) Ratingb
OTC Swap Contracts (continued)
Contracts to Buy Protectionc (continued)
Single Name (continued)
Nordstrom Inc. . . . . . . . .	(1.00)%	Quarterly	GSCO	6/20/24	22,000	$348	$993	$(645)
Nordstrom Inc. . . . . . . . .	(1.00)%	Quarterly	GSCO	6/20/24	60,800	962	2,929	(1,967)
NRG Energy Inc. . . . . . . .	(5.00)%	Quarterly	GSCO	6/20/24	24,000	(4,253)	(3,602)	(651)
RR Donnelley & Sons
Company . . . . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	23,000	2,067	772	1,295
RR Donnelley & Sons
Company . . . . . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	35,000	3,146	954	2,192
RR Donnelley & Sons
Company . . . . . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	41,000	3,685	1,066	2,619
RR Donnelley & Sons
Company . . . . . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	35,000	3,146	1,138	2,008
Simon Property Group LP. .	(1.00)%	Quarterly	JPHQ	12/20/24	542,000	(9,252)	(13,019)	3,767
Simon Property Group LP. .	(1.00)%	Quarterly	MSCO	12/20/24	340,000	(5,803)	(7,993)	2,190
Softbank Group Corp. . . . .	(1.00)%	Quarterly	BZWS	12/20/23	12,747,000JPY	3,002	4,262	(1,260)
Softbank Group Corp. . . . .	(1.00)%	Quarterly	BZWS	6/20/24	6,374,000JPY	2,209	1,854	355
Softbank Group Corp. . . . .	(1.00)%	Quarterly	BZWS	6/20/24	12,747,000JPY	4,418	4,282	136
Softbank Group Corp. . . . .	(1.00)%	Quarterly	BZWS	6/20/24	25,494,000JPY	8,836	7,032	1,804
Softbank Group Corp. . . . .	(1.00)%	Quarterly	CITI	6/20/24	12,746,000JPY	4,418	3,978	440
Softbank Group Corp. . . . .	(1.00)%	Quarterly	GSCO	12/20/23	12,747,000JPY	3,003	4,010	(1,007)
Softbank Group Corp. . . . .	(1.00)%	Quarterly	GSCO	12/20/23	12,747,000JPY	3,003	4,180	(1,177)
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	122,000	4,860	6,032	(1,172)
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	GSCO	6/20/25	361,000	26,679	9,405	17,274
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	65,000	2,707	1,217	1,490
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	MSCO	12/20/24	65,000	2,706	1,574	1,132
Staples Inc. . . . . . . . . . .	(5.00)%	Quarterly	MSCO	12/20/24	65,000	2,706	1,692	1,014
Telecom Italia SpA . . . . . .	(1.00)%	Quarterly	BZWS	12/20/24	116,000EUR	3,483	4,657	(1,174)
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	BZWS	6/20/22	2,000	117	36	81
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	GSCO	6/20/22	33,000	1,932	746	1,186
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	GSCO	6/20/23	34,000	4,874	(1,472)	6,346
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	GSCO	6/20/23	43,000	6,164	(950)	7,114
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	48,000	11,112	6,974	4,138
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	GSCO	12/20/24	239,000	55,329	19,651	35,678
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	4,000	926	644	282
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	JPHQ	12/20/24	138,000	31,947	22,243	9,704
Transocean Inc. . . . . . . .	(5.00)%	Quarterly	MSCO	12/20/24	20,000	4,630	3,037	1,593
Unisys Corp. . . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	19,000	(2,905)	(2,994)	89
Unisys Crop. . . . . . . . . .	(5.00)%	Quarterly	CITI	12/20/24	19,000	(2,905)	(3,088)	183
Unisys Crop. . . . . . . . . .	(5.00)%	Quarterly	CITI	12/20/24	19,000	(2,905)	(2,948)	43
Uniti Group Inc. . . . . . . . .	(5.00)%	Quarterly	BZWS	12/20/24	130,000	8,939	17,694	(8,755)
Contracts to Sell Protectionc,d
Single Name
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	5.00%	Quarterly	BZWS	12/20/23	9,000	(1,875)	(3,561)	1,686	CCC-
K. Hovnanian Enterprises
Inc. . . . . . . . . . . . . . . .	5.00%	Quarterly	GSCO	12/20/23	12,000	(2,501)	(3,999)	1,498	CCC-
Teva Pharmaceutical
Industries Ltd.. . . . . . . . .	1.00%	Quarterly	GSCO	12/20/24	20,000	(2,075)	(1,994)	(81)	BB+
Transocean Inc. . . . . . . .	1.00%	Quarterly	MSCS	12/20/24	43,000	(14,938)	(15,041)	103	CCC+
Total OTC Swap Contracts . . . . . .		. . . . . . . .				$302,420	$250,295	$52,125
Total Credit Default Swap Contracts . . . . . . . . . .			. . . . . .	. . . . . .		$305,920	$261,393	$44,527

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor's (S&P) Rating for single name swaps.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

At February 29, 2020, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

				Value/Unrealized
	Payment	Maturity	Notional		Appreciation
Description	Frequency	Date	Amount*		(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.75% . . . . . . . . . . .	Quarterly	3/21/20	1,012,000		$(6,686)
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.75% . . . . . . . . . . .	Quarterly	6/20/20	1,500,000		(32,936)
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.75% . . . . . . . . . . .	Quarterly	9/18/21	1,500,000		(13,969)
Receive Fixed 4.86%
Pay Floating rate BZDIOVRA . . . . . . .	Annually	1/03/22	3,009,942	BRL	4,128
Receive Fixed 4.88%
Pay Floating rate BZDIOVRA . . . . . . .	Annually	1/03/22	3,018,174	BRL	4,299
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.75% . . . . . . . . . . .	Quarterly	3/18/22	1,100,000		(15,538)
Receive Fixed 5.57%
Pay Floating rate BZDIOVRA . . . . . . .	Annually	1/02/23	1,292,341	BRL	3,326
Receive Fixed 5.63%
Pay Floating rate BZDIOVRA . . . . . . .	Annually	1/02/23	1,207,941	BRL	3,583
Receive Fixed 5.88%
Pay Floating rate BZDIOVRA . . . . . . .	Annually	1/02/23	3,144,633	BRL	15,153
Receive Fixed 5.94%
Pay Floating rate BZDIOVRA . . . . . . .	Annually	1/02/25	1,277,075	BRL	112
Receive Fixed 2.92%
Pay Floating CFETS China Fixing Repo
7 Day rate . . . . . . . . . . . . . . . . . .	Quarterly	3/18/25	2,958,960	CNY	10,416
Receive Fixed 3.04%
Pay Floating CFETS China Fixing Repo
7 Day rate . . . . . . . . . . . . . . . . . .	Quarterly	3/18/25	7,827,434	CNY	33,618
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 2.25% . . . . . . . . . . .	Quarterly	6/20/28	1,100,000		(181,775)
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.68% . . . . . . . . . . .	Quarterly	10/22/29	800,000		(43,925)
Receive Fixed 1.77%
Pay Floating rate 3 Month USD-LIBOR .	Semi-Annually	1/21/30	800,000		51,247
Receive Fixed 6.84%
Pay Floating Banxico Mexico 1 Month
rate . . . . . . . . . . . . . . . . . . . . . .	Monthly	3/06/30	8,300,177	MXN	919
Receive Floating rate 6 Month USD-LIBOR
Pay Fixed rate 0.86% . . . . . . . . . . .	Semi-Annually	3/18/70	153,879	GBP	(19,540)
Receive Floating rate 6 Month USD-LIBOR
Pay Fixed rate 0.99% . . . . . . . . . . .	Semi-Annually	3/18/70	112,337	GBP	(22,660)
Total Interest Rate Swap Contracts . .	. . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . . .	. . . . . . .	. . . . $	(210,228)

*In U.S. dollars unless otherwise indicated.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 29, 2020, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

						Unamortized
							Upfront	Value/Unrealized
		Payment	Counter-	Maturity	Notional	Payments		Appreciation
Underlying Instrument	Financing Rate	Frequency	party	Date	Value	(Receipts)		(Depreciation)

OTC Swap Contracts
Equity Contracts - Longa
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/07/20 $	6,290		$–	$733
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/09/20	809		–	86
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/14/20	2,422		–	282
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/15/20	347		–	40
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/15/20	1,766		–	208
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/19/20	1,424		–	163
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/20/20	13,238		–	1,410
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/21/20	2,199		–	223
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/21/20	1,301		–	104
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/23/20	988		–	70
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/26/20	365		–	21
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/27/20	1,540		–	87
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	10/28/20	1,881		–	113
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	GSCO	11/03/20	18,876		–	3,268
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	BZWS	2/17/21	1,897		–	25
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	BZWS	2/19/21	3,210		–	(40)
Clearway Energy Inc. . . . . . . .	1-Month LIBOR + 0.40%	Monthly	BZWS	2/22/21	227		–	(3)
Energy Transfer Equity LP . . . .	1-Month LIBOR + 0.65%	Monthly	CITI	6/22/20	396,589		–	(94,605)
Energy Transfer Equity LP . . . .	1-Month LIBOR + 0.80%	Monthly	GSCO	11/17/20	99,000		–	(2,272)
Energy Transfer Equity LP . . . .	1-Month LIBOR + 0.50%	Monthly	BOFA	12/31/20	344,263		–	(31,671)
Government of Indonesia . . . . .	3-Month LIBOR + 0.35%	Monthly	BOFA	1/27/21	224,570		–	(14,750)
Government of Ukraine . . . . . .	0.35%	Monthly	BOFA	7/08/20	–		412,879	(11,291)
								(147,799)
Interest Rate Contracts - Long

Egyptian Treasury Bill . . . . . . .	3-Month LIBOR + 0.40%	Monthly	DBAB	5/12/20	–		126,359	10,819
Egyptian Treasury Bill . . . . . . .	3-Month LIBOR + 0.40%	Monthly	GSCO	5/12/20	135,369		–	(1,309)
Government of Indonesia . . . . .	3-Month LIBOR + 0.60%	Monthly	BOFA	4/15/20	437,914		–	(4,733)
Government of Indonesia . . . . .	3-Month LIBOR + 0.60%	Quarterly	BOFA	6/22/20	54,205		–	1,466
Government of Indonesia . . . . .	3-Month LIBOR + 0.60%	Quarterly	DBAB	5/15/24	73,343		–	1,963
Government of Indonesia . . . . .	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	666,915		–	(6,142)
Government of Indonesia . . . . .	3-Month LIBOR + 0.60%	Monthly	DBAB	5/15/48	310,398		–	(12,888)
Pakistan Treasury Bill . . . . . . .	1-Day FEDEF	Monthly	CITI	7/16/20	85,933		–	397
								(10,427)
.Total Total Return Swap Contracts	. . . . . . . . . . . . . . . . . . .	. . . . . . . . .	. . . . . . . . .	. . . . . . . . . .	. . . . . . .	. . . .	. . . . . .	$(158,226)

aThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	BRL	Brazilian Real	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	CNY	Chinese Yuan	ARM	Adjustable Rate Mortgage
CITI	Citigroup, Inc.	EGP	Egyptian Pound	BZDIOVRA	Brazil Interbank Deposit Rate
DBAB	Deutsche Bank AG	EUR	Euro	CFETS	China Foreign Exchange Trade System
GSCO	The Goldman Sachs Group, Inc.	GBP	British Pound	CLO	Collateralized Loan Obligation
JPHQ	JP Morgan Chase & Co.	HUF	Hungarian Forint	CMT	Constant Maturity Treasury Index
MSCO	Morgan Stanley	JPY	Japanese Yen	ETF	Exchange Traded Fund
MSCS	Morgan Stanley Capital Services LLC	MXN	Mexican Peso	FEDEF	Federal Funds Effective Rate
		PKR	Pakistani Rupee	FHLMC	Federal Home Loan Mortgage Corp.
		RUB	Russian Ruble	FNMA	Federal National Mortgage Association
		UAH	Ukraine Hryvnia	FRN	Floating Rate Note
Index		USD	United States Dollar	GNMA	Government National Mortgage Association

CDX.NA.HY	CDX North America High Yield Index	ZAR	South African Rand	GO	General Obligation

				IO	Interest-Only
				LIBOR	London InterBank Offered Rate
				PIK	Payment-In-Kind
				REIT	Real Estate Investment Trust
				SFR	Single Family Revenue
				SPDR	S&P Depositary Receipt

Franklin Alternative Strategies Funds

Notes to Consolidated Statements of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. Financial Instrument Valuation

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At February 29, 2020, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds' NAV is not calculated, which could result in differences between the value of the Funds' portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At February 29, 2020, the Funds received U.S. Treasury Bonds and Notes as collateral for derivatives, as follows:

Franklin K2 Alternative Strategies Fund $319,626

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price, commodity price, and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. Restricted Securities

The Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 29, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin K2 Alternative Strategies Fund
4,965	aOne Call Corp.	10/28/19	$232,733	$595,597
33,337	aOne Call Corp., cvt. pfd.	10/28/19	1,562,669	3,999,099
	Total Restricted Securities (Value is 0.4% of Net Assets)		$1,795,402	$4,594,696
Franklin K2 Long Short Credit Fund
923	Acosta Inc.	12/31/19	$8,144	$8,144
745	Acosta Inc., cvt. pfd.	12/31/19	50,261	50,261
947	bOne Call Corp.	10/28/19	44,368	113,546
3,821	bOne Call Corp., cvt. pfd.	10/28/19	179,099	458,341
	Total Restricted Securities (Value is 0.5% of Net Assets)		$281,872	$630,292

aThe Fund also invests in unrestricted securities of this issuer, valued at $4,031,194 as of February 29, 2020.

bThe Fund also invests in unrestricted securities of this issuer, valued at $462,020 as of February 29, 2020.

5. Unfunded Loan Commitments

Certain or all Funds entered into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Statements of Investments.

At February 29, 2020, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Franklin K2 Alternative Strategies Fund
Elanco Animal Health, Term Loan B	$100,000
Gardner Denver, Term Loan B	65,000
$165,000
Franklin K2 Long Short Credit Fund
Century Link Inc., Term Loan B	$571,364
Mallinckrodt International Finance SA, Term Loan B	51,238
Riverbed Technology Inc., Term Loan B	16,161
$638,763

6. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 29, 2020, investments in affiliated management investment companies were as follows:

					Net Change in		Number of	Income
	Value at				Unrealized	Value at	Shares	from
	Beginning			Realized	Appreciation	End of	Held at End	Securities
	of Period	Purchases	Sales
				Gain (Loss)	(Depreciation)	Period	of Period	Loaned

Franklin K2 Alternative Strategies Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market	$ 4,871,000	$ 40,460,000	$ (43,574,000)	$ -	$ -	$ 1,757,000	1,757,000	$ 54,564
Portfolio, 1.23% . . . . . . . . . . . . . .

7. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through its investments in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 29, 2020, the K2 Subsidiary's investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund's Consolidated Statements of Investments. At February 29, 2020, the Fund's investments in the K2 Subsidiary were as follows:

		Consolidated	Subsidiary	% of Consolidated
Fund Name	Subsidiary Namea	Net Assets	Net Assets	Net Assets
Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$ 1,232,886,653	$ 21,574,946	1.7%

aThe Fund's investments in the K2 Subsidiary is limited to 25% of consolidated assets.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

∙Level 1 – quoted prices in active markets for identical financial instruments

∙Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

∙Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 29, 2020, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:a
Equity Investmentsb	$420,875,125	$56,763,350	$4,639,945c	$482,278,420
Convertible Bonds	–	158,379,806	–	158,379,806
Corporate Bonds and Notes	–	90,846,741	33,501	90,880,242
Corporate Bonds and Notes in Reorganization	–	6,008,426	84,600	6,093,026
Senior Floating Rate Interests	–	1,617,602	–	1,617,602
Credit-Linked Notes	–	2,745,044	–	2,745,044
Foreign Government and Agency Securities	–	22,168,027	145,593	22,313,620
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	73,403,996	36,320	73,440,316
Municipal Bonds in Reorganization	–	6,223,340	–	6,223,340
Options Purchased	2,093,017	180,166	–	2,273,183
Short Term Investments	283,878,296	38,573,936	3,981,174	326,433,406
Total Investments in Securities	$706,846,438	$456,910,434	$8,921,133	$1,172,678,005
Other Financial Instruments:
Futures Contracts	$14,847,443	$–	$–	$14,847,443
Forward Exchange Contracts	–	5,615,220	–	5,615,220
Swap Contracts	–	6,699,907	–	6,699,907
Total Other Financial Instruments	$14,847,443	$12,315,127	$–	$27,162,570

Liabilities:
Other Financial Instruments:
Options Written	$1,609,559	$254,898	$–	$1,864,457
Securities Sold Shorta	193,978,762	6,317,430	–	200,296,192
Futures Contracts	9,996,433	–	–	9,996,433
Forward Exchange Contracts	–	6,235,825	–	6,235,825
Swap Contracts	–	8,193,037	–	8,193,037
Unfunded Loan Commitments	–	1,258	–	1,258
Total Other Financial Instruments	$205,584,754	$21,002,448	$–	$226,587,202

	Level 1	Level 2	Level 3	Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:a
Equity Investmentsb	$3,243,760	$40,545	$630,292c	$3,914,597
Convertible Bonds	–	980,888	–	980,888
Corporate Bonds and Notes	–	16,421,449	–	16,421,449
Corporate Bonds and Notes in Reorganization	–	235,618	–	235,618
Senior Floating Rate Interests	–	3,643,176	–	3,643,176
Credit-Linked Notes	–	774,672	–	774,672
Foreign Government and Agency Securities	–	5,126,298	–	5,126,298
U.S. Government and Agency Securities	–	931,750	–	931,750
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	56,405,176	–	56,405,176
Municipal Bonds in Reorganization	–	1,267,306	–	1,267,306
Options Purchased	164,379	13,061	–	177,440
Short Term Investments	34,406,418	7,219,669	1,033,380	42,659,467
Total Investments in Securities	$37,814,557	$93,059,608	$1,663,672	$132,537,837
Other Financial Instruments:
Futures Contracts	$41,389	$–	$–	$41,389
Forward Exchange Contracts	–	336,697	–	336,697
Swap Contracts	–	44,527	–	44,527
Total Other Financial Instruments	$41,389	$381,224	$–	$422,613
Liabilities:
Other Financial Instruments:
Options Written	$28,532	$–	$–	$28,532
Securities Sold Shorta	781,801	8,183,636	–	8,965,437
Forward Exchange Contracts	–	139,327	–	139,327
Swap Contracts	–	368,454	–	368,454
Unfunded Loan Commitments	–	8,026	–	8,026
Total Other Financial Instruments	$810,333	$8,699,443	$–	$9,509,776

aFor detailed categories, see the accompanying Consolidated Statements of Investments.

bIncludes common, preferred and convertible preferred stocks and exchange traded funds as well as other equity interests.

cIncludes securities determined to have no value at February 29, 2020.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At February 29, 2020, the reconciliation of assets, is as follows:

Net Change in
Unrealized
				Transfer Into					Appreciation
	Balance at			(Out of)			Net Unrealized		(Depreciation) on
	Beginning of				Cost Basis	Net Realized	Appreciation	Balance at End	Assets Held at

	Period	Purchases	Sales	Level 3a	Adjustments	Gain (Loss)	(Depreciation)	of Period	Period End
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:
Equity Investmentsb	$-	$-	$-	$630,292c	$-	$-	$-	$630,292c	$-
Short Term Investments	-	-	-	1,033,380	-	-	-	1,033,380	-
Total Investments in Securities	$-	$-	$-	$1,663,672	$-	$-	$-	$1,663,672	$-

aTransferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.

bIncludes common and convertible preferred stocks.

cIncludes securities determined to have no value at February 29, 2020.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of February 29, 2020, are as follows:

Impact to Fair
Value
	Fair Value at			Amount/	if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Range	Increasesa
Assets:
Investments in Securities:
Equity Investments	$458,341	Discounted cash flow	Discount rate	8.3% - 9.3%	Decreaseb

			Long-term revenue	2.5% - 3.0%	Increaseb

growth rate
		Market comparables	EV / Revenue multiple	1.5x - 1.8x	Increasec

		Market comparables/		12x - 14x	Increasec
		Market transaction	EV / EBITDA multiple
All Other Investmentse	1,205,331d
Total	$1,663,672

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.

bRepresents a significant impact to fair value and net assets.

cRepresents a significant impact to fair value but not net assets.

dIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.

eIncludes securities determined to have no value at February 29, 2020.

Abbreviations List

EBITDA Earnings before interest, taxes, depreciation and amortization

EV Enterprise value

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the Consolidated Statements of Investments and determined that no events have occurred that require disclosure, except for the following:

Subsequent to February 29, 2020, there has been a global outbreak of a novel coronavirus disease (COVID-19), which the World Health Organization has declared a pandemic. Unexpected events like COVID-19 can cause adverse effects on many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.